UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05954

The Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

The Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1: Report(s) to Shareholders.

Semiannual Report  |  June 30, 2022
Schwab Value Advantage Money Fund®

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Value Advantage Money Fund  |  Semiannual Report

Schwab Value Advantage Money Fund
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management, leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds, and has overall responsibility for all aspects of the management of the fund. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with Schwab Asset Management since 2006, and also worked in Schwab Asset Management’s fund administration group for nearly four years, where he focused on security pricing and valuation of the Schwab Funds. Prior to joining Schwab, he was a senior trader of the taxable money market funds at American Century Investments for three years.

Jonathan Roman, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with Schwab Asset Management since 2010 and has held a number of positions at Schwab since beginning his tenure in 2005. In 2009, he joined the portfolio management group as a trader, and prior to that he worked in portfolio operations and analytics, providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Feske previously was responsible for credit and investment research for global banks for the Schwab Taxable Bond Funds and Schwab Money Funds. Prior to joining Schwab in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.

Karim Menoufy, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Menoufy has been a portfolio manager with Schwab Asset Management since 2013, when he started as an associate portfolio manager and was promoted to portfolio manager in 2020. He held several positions prior to that supporting the taxable and tax-exempt money funds during his tenure at the firm. Before joining Schwab in 2007, he spent several years as a mortgage specialist at JPMorgan Chase and an equity plan administrator for Delegata Corporation.
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Schwab Value Advantage Money Fund  |  Semiannual Report

Schwab Value Advantage Money Fund

The Schwab Value Advantage Money Fund’s (the fund) goal is to seek the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers’ acceptances, repurchase agreements, and obligations that are issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. The six-month reporting period ended June 30, 2022, was marked by a continuing imbalance in supply and demand of short-term money market securities, particularly U.S. Treasuries, with demand remaining high and supply declining as the U.S. Treasury’s borrowing needs decreased. Interest rates rose during the reporting period as a result of persistently high inflation brought on by a tight labor market, supply chain constraints, and rising energy prices in the wake of COVID-19 and the war in Ukraine.
After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate three times between March and June to end the reporting period in a range of 1.50% to 1.75%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet. Given expectations of further rate hikes throughout the remainder of the year, the yield curve steepened over the period, with longer-term yields rising more than shorter-term yields as demand increased for securities with shorter maturities. Strong demand for the Fed’s Overnight Reverse Repurchase Agreement Facility drove its usage to an all-time high in June as a result of expected interest rate hikes, significant cash in the market, limited investment options, and the ongoing supply and demand imbalances for U.S. Treasuries.
Outside the United States, major central banks grappled with similar economic conditions. After holding its policy rate unchanged since March 2016, at 0.00%, the European Central Bank announced in June its intention to raise interest rates in July for the first time in 11 years. Also in June, the Bank of England raised the Bank of England key official bank rate for the fifth consecutive time, to 1.25%, bringing borrowing costs to a 13-year high as it wrestled with soaring inflation. In contrast, the Bank of Japan upheld its short-term interest rate target of -0.1%, unchanged since 2016, and vowed to defend its cap on bond yields with unlimited buying, as opposed to the monetary tightening being employed in many other countries around the globe.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. In expectation of, and in response to, the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) was shortened during the reporting period to reduce NAV volatility and allow for quicker reinvestment at higher rates. The fund’s WAM began the period at 41 days and ended it at 15 days.

Management views and portfolio holdings may have changed since the report date.
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Schwab Value Advantage Money Fund  |  Semiannual Report

Schwab Value Advantage Money Fund
Performance and Fund Facts as of June 30, 2022

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	15 Days
Portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Value Advantage Money Fund  |  Semiannual Report

Schwab Value Advantage Money Fund
Performance and Fund Facts as of June 30, 2022 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Value Advantage Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWVXX	SNAXX
Minimum Initial Investment[2]	None	$1,000,000
Seven-Day Yield (with waivers)[3]	1.24%	1.38%
Seven-Day Yield (without waivers)[3]	1.23%	1.38%
Seven-Day Effective Yield (with waivers)[3]	1.24%	1.39%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Due to a special distribution of ordinary income, the fund’s stated yields temporarily increased in October and December 2021.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Value Advantage Money Fund  |  Semiannual Report

Schwab Value Advantage Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2022 and held through June 30, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	BEGINNING ACCOUNT VALUE AT 1/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 6/30/22	EXPENSES PAID DURING PERIOD 1/1/22-6/30/22[3]
Schwab Value Advantage Money Fund
Investor Shares
Actual Return	0.26%	$1,000.00	$1,001.30	$1.29
Hypothetical 5% Return	0.26%	$1,000.00	$1,023.51	$1.30
Ultra Shares
Actual Return	0.17%	$1,000.00	$1,001.80	$0.84
Hypothetical 5% Return	0.17%	$1,000.00	$1,023.95	$0.85

[1]	Based on the most recent six-month expense ratio.
[2]	Expense ratio (annualized) reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[3]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.
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Schwab Value Advantage Money Fund  |  Semiannual Report

Schwab Value Advantage Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS
Investor Shares	1/1/22– 6/30/22*	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.02	0.01
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]	—
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.02	0.01
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2,3]	(0.00) [2]	(0.02)	(0.02)	(0.01)
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	—	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.02)	(0.02)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.13% [4]	0.04% [3]	0.44%	2.07%	1.79%	0.81%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.26% [5,6]	0.11% [6]	0.28% [6,7]	0.34%	0.34%	0.39% [8]
Gross operating expenses	0.35% [5]	0.35%	0.41%	0.42%	0.44%	0.54%
Net investment income (loss)	0.28% [5]	0.04%	0.47%	2.02%	1.87%	0.84%
Net assets, end of period (x 1,000,000)	$47,190	$42,245	$56,419	$74,972	$47,721	$14,955

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Not annualized.
[5]	Annualized.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[7]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
[8]	Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
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Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
FINANCIAL HIGHLIGHTS (continued)
Ultra Shares	1/1/22– 6/30/22*	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.01	0.02	0.02	0.01
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	(0.00) [3]	—
Total from investment operations	0.00 [3]	0.00 [3]	0.01	0.02	0.02	0.01
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3,4]	(0.01)	(0.02)	(0.02)	(0.01)
Distributions from net realized gains	—	(0.00) [3]	(0.00) [3]	(0.00) [3]	—	—
Total distributions	(0.00) [3]	(0.00) [3]	(0.01)	(0.02)	(0.02)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.18% [5]	0.04% [4]	0.53%	2.22%	1.94%	1.00%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.17% [6,7]	0.11% [7]	0.18% [7,8]	0.19%	0.19%	0.20% [9]
Gross operating expenses	0.20% [6]	0.20%	0.26%	0.27%	0.29%	0.33%
Net investment income (loss)	0.36% [6]	0.04%	0.56%	2.17%	2.00%	1.08%
Net assets, end of period (x 1,000,000)	$32,490	$33,078	$37,882	$47,497	$29,554	$12,612

*	Unaudited.
[1]	Effective November 17, 2017, the Select Shares and Premier Shares were combined into the Ultra Shares. The financial history as shown in the financial highlights is that of the former Ultra Shares.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[5]	Not annualized.
[6]	Annualized.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
[9]	Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
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Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CERTIFICATES OF DEPOSIT 28.1% OF NET ASSETS
BANK OF MONTREAL (CHICAGO BRANCH) (SOFR + 0.18%)	(a)	1.69%	07/01/22	08/23/22	298,000,000	298,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(SOFR + 0.20%)	(a)	1.71%	07/01/22	11/22/22	296,000,000	296,000,000
(SOFR + 0.55%)	(a)	2.06%	07/01/22	12/23/22	199,000,000	199,000,000
(SOFR + 0.40%)	(a)	1.91%	07/01/22	01/09/23	359,500,000	359,500,000
(SOFR + 0.46%)	(a)	1.97%	07/01/22	02/13/23	114,000,000	114,000,000
(SOFR + 0.50%)	(a)	2.01%	07/01/22	03/13/23	297,000,000	297,000,000
(SOFR + 0.51%)	(a)	2.02%	07/01/22	03/16/23	95,000,000	94,999,759
(SOFR + 0.51%)	(a)	2.02%	07/01/22	03/24/23	277,000,000	277,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)
		0.35%		07/01/22	960,000,000	960,000,000
(SOFR + 0.19%)	(a)	1.71%	07/01/22	08/17/22	57,000,000	57,000,000
(SOFR + 0.45%)	(a)	1.97%	07/01/22	10/07/22	253,000,000	253,000,000
(SOFR + 0.40%)	(a)	1.92%	07/01/22	10/13/22	109,000,000	109,000,000
(SOFR + 0.44%)	(a)	1.96%	07/01/22	12/01/22	67,000,000	67,000,000
BNP PARIBAS (NEW YORK BRANCH)
(SOFR + 0.15%)	(a)	1.66%	07/01/22	08/01/22	199,000,000	199,000,000
(SOFR + 0.15%)	(a)	1.66%	07/01/22	08/08/22	100,000,000	100,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
		0.33%		07/05/22	100,000,000	100,000,000
(SOFR + 0.17%)	(a)	1.68%	07/01/22	08/19/22	461,000,000	461,000,000
		0.35%		11/04/22	240,000,000	240,000,000
		2.92%		12/20/22	288,000,000	288,000,000
CITIBANK NA
		2.30%		09/27/22	482,000,000	482,000,000
		2.30%		09/28/22	500,000,000	500,000,000
		3.02%		01/03/23	395,000,000	395,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)		1.72%		09/22/22	150,000,000	150,000,000
COOPERATIEVE RABOBANK UA (LONDON BRANCH)		0.28%		08/16/22	95,000,000	95,000,000
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Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(SOFR + 0.16%)	(a)	1.67%	07/01/22	08/22/22	255,000,000	255,000,000
(SOFR + 0.16%)	(a)	1.67%	07/01/22	08/25/22	300,000,000	300,000,000
(SOFR + 0.16%)	(a)	1.67%	07/01/22	09/09/22	158,000,000	158,000,000
(SOFR + 0.17%)	(a)	1.68%	07/01/22	09/23/22	132,000,000	132,000,000
(SOFR + 0.35%)	(a)	1.86%	07/01/22	11/21/22	350,000,000	350,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.60%		09/01/22	29,800,000	29,800,000
CREDIT AGRICOLE SA (LONDON BRANCH)
		1.45%		08/12/22	183,200,000	183,200,000
		1.54%		08/25/22	106,000,000	106,000,000
		1.56%		08/26/22	109,000,000	109,000,000
		1.60%		08/26/22	22,500,000	22,500,000
		1.62%		08/31/22	221,100,000	221,100,000
		2.18%		09/21/22	53,000,000	53,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.56%		07/07/22	673,000,000	673,000,000
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)
		1.59%		07/05/22	463,000,000	463,000,000
		1.59%		07/06/22	321,000,000	321,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (LONDON BRANCH)
		1.34%		07/27/22	70,000,000	69,932,484
		1.55%		08/17/22	86,000,000	86,000,000
		1.60%		08/24/22	8,500,000	8,500,000
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)
		0.45%		07/19/22	123,000,000	123,000,000
(SOFR + 0.19%)	(a)	1.70%	07/01/22	08/12/22	200,000,000	200,000,000
		1.45%		08/24/22	266,000,000	266,000,000
(SOFR + 0.33%)	(a)	1.84%	07/01/22	09/06/22	7,000,000	7,000,000
(SOFR + 0.37%)	(a)	1.88%	07/01/22	10/25/22	174,000,000	174,000,000
(SOFR + 0.48%)	(a)	1.99%	07/01/22	12/16/22	200,000,000	200,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)
(SOFR + 0.31%)	(a)	1.83%	07/01/22	09/21/22	100,000,000	100,000,000
		2.35%		10/03/22	271,000,000	271,000,000
		2.35%		10/05/22	200,000,000	200,000,000
		2.40%		10/07/22	224,000,000	224,000,000
		2.45%		10/13/22	79,000,000	79,000,000
MUFG BANK LTD (LONDON BRANCH)
		1.03%		07/01/22	97,000,000	97,000,000
		1.03%		07/07/22	54,000,000	54,000,000
		1.04%		07/08/22	188,000,000	187,962,092
		1.79%		09/09/22	53,000,000	53,000,000
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Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MUFG BANK LTD (NEW YORK BRANCH)
(SOFR + 0.16%)	(a)	1.68%	07/01/22	07/26/22	185,000,000	185,000,000
		0.34%		08/23/22	205,000,000	205,000,000
(SOFR + 0.19%)	(a)	1.71%	07/01/22	08/24/22	263,000,000	263,000,000
(SOFR + 0.42%)	(a)	1.94%	07/01/22	11/09/22	147,000,000	147,000,000
(SOFR + 0.42%)	(a)	1.94%	07/01/22	11/14/22	166,000,000	166,000,000
(SOFR + 0.45%)	(a)	1.97%	07/01/22	11/30/22	74,000,000	74,000,000
NATIXIS (NEW YORK BRANCH)		1.43%		08/02/22	150,000,000	150,000,000
NORDEA BANK ABP (NEW YORK BRANCH)
(SOFR + 0.15%)	(a)	1.67%	07/01/22	08/23/22	138,000,000	138,000,000
(SOFR + 0.16%)	(a)	1.68%	07/01/22	08/29/22	350,000,000	350,000,000
(SOFR + 0.37%)	(a)	1.89%	07/01/22	10/28/22	194,000,000	194,000,000
(SOFR + 0.40%)	(a)	1.91%	07/01/22	11/23/22	38,800,000	38,800,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(SOFR + 0.15%)	(a)	1.67%	07/01/22	08/10/22	190,000,000	190,000,000
(SOFR + 0.43%)	(a)	1.94%	07/01/22	12/06/22	99,000,000	99,000,000
(SOFR + 0.48%)	(a)	2.00%	07/01/22	02/27/23	83,100,000	83,100,000
(SOFR + 0.53%)	(a)	2.05%	07/01/22	03/22/23	200,000,000	200,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(SOFR + 0.51%)	(a)	2.02%	07/01/22	12/29/22	263,000,000	263,000,000
(SOFR + 0.51%)	(a)	2.02%	07/01/22	01/05/23	495,000,000	495,000,000
(SOFR + 0.50%)	(a)	2.01%	07/01/22	03/06/23	238,000,000	238,000,000
(SOFR + 0.50%)	(a)	2.01%	07/01/22	03/16/23	344,500,000	344,500,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.06%		07/29/22	100,000,000	100,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
		0.32%		07/05/22	163,000,000	163,000,000
(SOFR + 0.18%)	(a)	1.69%	07/01/22	08/01/22	323,000,000	323,000,000
(SOFR + 0.18%)	(a)	1.69%	07/01/22	08/08/22	188,000,000	188,000,000
(SOFR + 0.42%)	(a)	1.93%	07/01/22	11/09/22	370,000,000	370,000,000
(SOFR + 0.44%)	(a)	1.95%	07/01/22	11/22/22	44,000,000	44,000,000
(SOFR + 0.45%)	(a)	1.96%	07/01/22	11/23/22	177,000,000	177,000,000
(SOFR + 0.45%)	(a)	1.96%	07/01/22	12/06/22	180,500,000	180,500,000
(SOFR + 0.51%)	(a)	2.02%	07/01/22	12/16/22	48,650,000	48,650,000
(SOFR + 0.51%)	(a)	2.02%	07/01/22	12/27/22	46,000,000	46,000,000
SUMITOMO MITSUI TRUST BANK LTD (LONDON BRANCH)		1.65%		09/01/22	208,000,000	207,411,415
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
(SOFR + 0.32%)	(a)	1.83%	07/01/22	08/01/22	338,000,000	338,000,000
(SOFR + 0.31%)	(a)	1.82%	07/01/22	08/10/22	285,000,000	285,000,000
(SOFR + 0.18%)	(a)	1.69%	07/01/22	08/25/22	206,000,000	206,000,000
11
Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
		0.33%		07/05/22	285,000,000	285,000,000
		0.30%		07/08/22	200,000,000	200,000,000
		0.20%		07/15/22	57,000,000	57,000,000
		0.27%		08/12/22	242,000,000	242,000,000
		0.28%		08/15/22	250,000,000	250,000,000
		0.37%		09/02/22	90,000,000	90,000,000
SWEDBANK (NEW YORK BRANCH)		1.14%		08/08/22	200,000,000	200,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
		0.21%		08/08/22	82,000,000	82,000,000
(SOFR + 0.16%)	(a)	1.66%	07/01/22	08/08/22	332,000,000	332,000,000
		3.00%		12/27/22	134,000,000	134,000,000
(SOFR + 0.42%)	(a)	1.92%	07/01/22	01/04/23	225,000,000	225,000,000
(SOFR + 0.41%)	(a)	1.91%	07/01/22	01/17/23	139,100,000	139,100,000
(SOFR + 0.48%)	(a)	2.00%	07/01/22	02/21/23	483,000,000	483,000,000
(SOFR + 0.48%)	(a)	2.00%	07/01/22	02/24/23	283,000,000	283,000,000
(SOFR + 0.49%)	(a)	2.01%	07/01/22	02/27/23	403,000,000	403,000,000
(SOFR + 0.50%)	(a)	2.02%	07/01/22	03/02/23	228,800,000	228,800,000
WESTPAC BANKING CORPORATION (NEW YORK BRANCH) (SOFR + 0.36%)	(a)	1.87%	07/01/22	11/14/22	120,000,000	120,000,000
Total Certificates Of Deposit (Cost $22,422,355,750)						22,422,355,750

ASSET-BACKED COMMERCIAL PAPER 7.1% OF NET ASSETS
ANTALIS SA	(b)(c)	1.60%		07/05/22	30,720,000	30,714,539
BARTON CAPITAL SA
	(b)(c)	2.31%		09/22/22	21,000,000	20,888,642
	(b)(c)	2.47%		10/04/22	52,000,000	51,663,806
BEDFORD ROW FUNDING CORP
	(b)(c)	1.14%		08/02/22	50,000,000	49,949,333
(EFFR + 0.16%)	(a)(b)(c)	1.74%	07/01/22	08/25/22	100,000,000	100,000,000
(EFFR + 0.12%)	(a)(b)(c)	1.70%	07/01/22	09/01/22	6,000,000	5,999,689
	(b)(c)	1.63%		09/12/22	60,000,000	59,802,900
(EFFR + 0.19%)	(a)(b)(c)	1.77%	07/01/22	11/09/22	145,000,000	145,000,000
(EFFR + 0.19%)	(a)(b)(c)	1.77%	07/01/22	11/22/22	100,000,000	100,000,000
(SOFR + 0.42%)	(a)(b)(c)	1.93%	07/01/22	11/28/22	96,000,000	96,000,000
(SOFR + 0.45%)	(a)(b)(c)	1.96%	07/01/22	02/01/23	128,000,000	128,000,000
(SOFR + 0.45%)	(a)(b)(c)	1.96%	07/01/22	02/02/23	89,000,000	89,000,000
(SOFR + 0.48%)	(a)(b)(c)	1.99%	07/01/22	02/15/23	250,000,000	250,000,000
(SOFR + 0.54%)	(a)(b)(c)	2.05%	07/01/22	03/24/23	191,000,000	191,000,000
CAFCO LLC
	(b)(c)	1.00%		07/01/22	53,000,000	53,000,000
	(b)(c)	1.56%		07/01/22	7,700,000	7,700,000
12
Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CHARIOT FUNDING LLC
	(b)(c)	0.33%		07/05/22	37,000,000	36,998,643
(SOFR + 0.40%)	(a)(b)(c)	1.92%	07/01/22	11/07/22	100,000,000	100,000,000
	(b)(c)	2.02%		11/08/22	150,000,000	148,916,667
CHARTA LLC
	(b)(c)	1.56%		07/01/22	7,300,000	7,300,000
	(b)(c)	1.00%		07/13/22	90,000,000	89,970,000
COLLATERALIZED COMMERCIAL PAPER V CO LLC
	(c)	1.20%		07/15/22	90,000,000	89,958,000
	(c)	0.47%		07/20/22	31,000,000	30,992,310
	(c)	1.33%		09/01/22	148,000,000	147,663,547
	(c)	1.49%		09/26/22	91,000,000	90,674,523
(SOFR + 0.49%)	(a)(c)	2.00%	07/01/22	10/05/22	248,000,000	248,000,000
(SOFR + 0.35%)	(a)(c)	1.86%	07/01/22	10/19/22	92,000,000	92,000,000
(SOFR + 0.45%)	(a)(c)	1.96%	07/01/22	12/06/22	194,000,000	194,000,000
(SOFR + 0.44%)	(a)(c)	1.95%	07/01/22	12/12/22	77,000,000	77,000,000
(SOFR + 0.44%)	(a)(c)	1.95%	07/01/22	12/14/22	215,000,000	215,000,000
CRC FUNDING LLC	(b)(c)	1.56%		07/01/22	3,800,000	3,800,000
GOTHAM FUNDING CORP	(b)(c)	1.30%		08/03/22	400,000,000	399,523,333
LMA AMERICAS LLC
	(b)(c)	1.33%		08/08/22	150,000,000	149,791,000
	(b)(c)	1.33%		08/09/22	103,500,000	103,351,995
	(b)(c)	1.48%		08/19/22	66,000,000	65,867,945
	(b)(c)	1.49%		08/22/22	50,000,000	49,893,111
	(b)(c)	1.81%		09/15/22	66,000,000	65,749,200
	(b)(c)	2.52%		10/04/22	27,000,000	26,821,875
MANHATTAN ASSET FUNDING COMPANY LLC
(SOFR + 0.18%)	(a)(b)(c)	1.69%	07/01/22	08/17/22	99,000,000	99,000,000
(SOFR + 0.43%)	(a)(b)(c)	1.94%	07/01/22	12/01/22	27,000,000	27,000,000
MATCHPOINT FINANCE PLC	(b)(c)	1.00%		07/01/22	58,000,000	58,000,000
OLD LINE FUNDING LLC
	(b)(c)	1.14%		07/27/22	50,000,000	49,958,833
	(b)(c)	1.63%		09/12/22	60,000,000	59,802,900
	(b)(c)	1.91%		09/13/22	92,000,000	91,640,689
	(b)(c)	1.93%		09/16/22	49,000,000	48,798,773
PRICOA SHORT TERM FUNDING LLC
	(b)(c)	1.05%		08/05/22	48,000,000	47,951,000
	(b)(c)	2.37%		10/07/22	25,000,000	24,840,070
RIDGEFIELD FUNDING COMPANY LLC
	(b)(c)	1.00%		07/11/22	51,000,000	50,985,833
	(b)(c)	1.30%		08/03/22	99,000,000	98,882,025
	(b)(c)	1.81%		09/22/22	250,000,000	248,962,500
13
Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SHEFFIELD RECEIVABLES COMPANY LLC
	(b)(c)	2.26%		09/23/22	97,000,000	96,490,750
	(b)(c)	2.26%		09/26/22	98,000,000	97,467,125
	(b)(c)	2.32%		09/28/22	23,500,000	23,365,795
STARBIRD FUNDING CORP
(SOFR + 0.17%)	(a)(b)(c)	1.68%	07/01/22	08/10/22	93,000,000	93,000,000
	(b)(c)	3.05%		12/19/22	96,000,000	94,632,000
THUNDER BAY FUNDING LLC
	(b)(c)	1.96%		09/13/22	95,000,000	94,619,208
	(b)(c)	2.21%		09/27/22	70,000,000	69,623,556
VERSAILLES COMMERCIAL PAPER LLC
	(b)(c)	1.08%		07/07/22	75,000,000	74,986,500
	(b)(c)	1.10%		07/08/22	146,000,000	145,968,772
	(b)(c)	1.66%		09/02/22	100,000,000	99,711,250
	(b)(c)	1.66%		09/07/22	38,000,000	37,881,567
Total Asset-Backed Commercial Paper (Cost $5,645,560,204)						5,645,560,204

FINANCIAL COMPANY COMMERCIAL PAPER 19.5% OF NET ASSETS
ANZ NEW ZEALAND INTL LTD (LONDON BRANCH)	(b)(c)	1.66%		09/14/22	88,000,000	87,697,500
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
	(b)	0.44%		07/20/22	210,000,000	209,951,233
(SOFR + 0.15%)	(a)(b)	1.66%	07/01/22	08/18/22	100,000,000	100,000,000
	(b)	1.73%		09/19/22	295,000,000	293,872,445
	(b)	2.35%		10/11/22	53,000,000	52,650,112
(SOFR + 0.39%)	(a)(b)	1.90%	07/01/22	11/04/22	150,000,000	150,000,000
BANK OF MONTREAL
(SOFR + 0.17%)	(a)(b)	1.68%	07/01/22	08/17/22	246,000,000	246,000,000
(SOFR + 0.36%)	(a)(b)	1.87%	07/01/22	10/06/22	179,000,000	179,000,000
BARCLAYS BANK UK PLC
	(b)	1.60%		07/01/22	193,000,000	193,000,000
	(b)	1.60%		07/05/22	242,000,000	241,956,978
	(b)	1.60%		07/06/22	48,000,000	47,989,333
	(b)	1.60%		07/07/22	140,000,000	139,962,667
BAYERISCHE LANDESBANK (NEW YORK BRANCH)
		1.58%		07/07/22	291,000,000	290,923,370
		1.58%		07/08/22	484,000,000	483,851,305
BNP PARIBAS SA (SOFR + 0.41%)	(a)(b)	1.92%	07/01/22	11/28/22	57,000,000	57,000,000
BOFA SECURITIES INC
	(b)	2.21%		09/21/22	140,000,000	139,298,444
(SOFR + 0.40%)	(a)(b)	1.91%	07/01/22	11/16/22	240,000,000	240,000,000
(SOFR + 0.46%)	(a)(b)	1.97%	07/01/22	02/10/23	290,000,000	290,000,000
(SOFR + 0.46%)	(a)(b)	1.97%	07/01/22	02/23/23	196,000,000	196,000,000
14
Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BPCE SA
(SOFR + 0.30%)	(a)(b)	1.81%	07/01/22	08/01/22	350,000,000	350,000,000
	(b)	1.45%		08/04/22	38,000,000	37,948,320
	(b)	1.75%		09/08/22	184,000,000	183,386,360
CITIGROUP GLOBAL MARKETS INC
	(b)	0.42%		07/13/22	380,000,000	379,946,800
	(b)	1.34%		09/01/22	95,000,000	94,782,397
	(b)	1.49%		10/03/22	150,000,000	149,420,333
	(b)	1.49%		10/04/22	126,000,000	125,507,900
DBS BANK LTD
	(b)	1.00%		07/18/22	245,000,000	244,884,306
	(b)	1.00%		07/19/22	47,000,000	46,976,500
	(b)	2.31%		09/30/22	487,000,000	484,168,636
DNB BANK ASA	(b)	0.34%		07/06/22	87,500,000	87,495,868
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK FRANKFURT AM MAIN	(b)	1.03%		07/13/22	116,000,000	115,960,173
FEDERATION DES CAISSES DESJARDINS DU QUEBEC
	(b)	1.58%		07/05/22	48,000,000	47,991,600
	(b)	2.20%		09/21/22	200,000,000	199,002,333
JP MORGAN SECURITIES LLC (SOFR + 0.41%)	(a)(b)	1.93%	07/01/22	11/28/22	192,000,000	192,000,000
MACQUARIE BANK LTD
	(b)	1.55%		08/17/22	183,000,000	182,632,068
(SOFR + 0.30%)	(a)(b)	1.82%	07/01/22	08/22/22	331,000,000	331,000,000
(SOFR + 0.35%)	(a)(b)	1.87%	07/01/22	10/12/22	270,900,000	270,900,000
MITSUBISHI UFJ TRUST AND BANKING CORP (SINGAPORE BRANCH)
	(b)	1.51%		08/12/22	35,000,000	34,938,750
	(b)	1.56%		08/19/22	40,600,000	40,514,345
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)	(b)	1.03%		07/20/22	64,000,000	63,965,209
MIZUHO BANK LTD (SINGAPORE BRANCH)
	(b)	1.51%		08/03/22	98,000,000	97,865,250
	(b)	1.22%		08/04/22	144,000,000	143,834,080
	(b)	1.48%		08/18/22	100,000,000	99,804,000
	(b)	1.48%		08/19/22	298,000,000	297,403,752
	(b)	1.51%		08/23/22	25,000,000	24,944,792
	(b)	1.61%		09/06/22	15,000,000	14,955,194
NATIONAL AUSTRALIA BANK LTD
(SOFR + 0.17%)	(a)(b)	1.68%	07/01/22	07/25/22	110,000,000	110,000,000
(SOFR + 0.16%)	(a)(b)	1.67%	07/01/22	09/01/22	200,000,000	200,000,000
(SOFR + 0.33%)	(a)(b)	1.84%	07/01/22	10/07/22	200,000,000	200,000,000
(SOFR + 0.36%)	(a)(b)	1.87%	07/01/22	10/27/22	300,000,000	300,000,000
(SOFR + 0.38%)	(a)(b)	1.89%	07/01/22	11/04/22	296,000,000	296,000,000
(SOFR + 0.38%)	(a)(b)	1.89%	07/01/22	11/07/22	195,000,000	195,000,000
15
Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NATIONAL BANK OF CANADA
(SOFR + 0.16%)	(a)(b)	1.67%	07/01/22	08/04/22	52,000,000	52,000,000
(SOFR + 0.17%)	(a)(b)	1.68%	07/01/22	08/30/22	165,000,000	165,000,000
OVERSEA-CHINESE BANKING CORPORATION LTD (SOFR + 0.48%)	(a)(b)	2.00%	07/01/22	12/23/22	55,000,000	55,000,000
ROYAL BANK OF CANADA
	(b)	0.33%		07/05/22	200,000,000	199,992,667
(SOFR + 0.18%)	(a)(b)	1.69%	07/01/22	08/23/22	59,000,000	59,000,000
SANTANDER UK PLC
		1.50%		08/18/22	283,000,000	282,437,773
		1.65%		09/07/22	389,000,000	387,794,964
		2.30%		10/04/22	78,000,000	77,530,700
SKANDINAVISKA ENSKILDA BANKEN AB
	(b)	0.33%		07/05/22	219,000,000	218,991,970
	(b)	0.28%		08/08/22	290,000,000	289,914,289
	(b)	0.28%		08/12/22	206,000,000	205,932,707
(SOFR + 0.16%)	(a)(b)	1.68%	07/01/22	08/15/22	97,000,000	97,000,000
(SOFR + 0.36%)	(a)(b)	1.88%	07/01/22	10/26/22	61,000,000	61,000,000
(SOFR + 0.39%)	(a)(b)	1.91%	07/01/22	11/10/22	337,000,000	337,000,000
(SOFR + 0.40%)	(a)(b)	1.92%	07/01/22	11/17/22	91,000,000	91,000,000
(SOFR + 0.44%)	(a)(b)	1.96%	07/01/22	12/27/22	112,000,000	112,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH) (SOFR + 0.41%)	(a)(b)	1.93%	07/01/22	11/23/22	27,000,000	27,000,000
SOCIETE GENERALE SA
	(b)	1.63%		08/31/22	290,000,000	289,201,493
	(b)	2.14%		08/31/22	12,000,000	11,956,690
SUMITOMO MITSUI TRUST BANK LTD (SINGAPORE BRANCH)
	(b)	1.27%		08/04/22	65,000,000	64,922,036
	(b)	1.36%		08/08/22	206,000,000	205,706,450
	(b)	1.84%		09/20/22	154,000,000	153,365,905
SWEDBANK AB
(SOFR + 0.37%)	(a)	1.88%	07/01/22	10/25/22	300,000,000	300,000,000
(SOFR + 0.39%)	(a)	1.90%	07/01/22	11/03/22	200,000,000	200,000,000
(SOFR + 0.41%)	(a)	1.92%	07/01/22	11/14/22	333,000,000	333,000,000
(SOFR + 0.44%)	(a)	1.95%	07/01/22	12/20/22	106,000,000	106,000,000
UBS AG (LONDON BRANCH)
(SOFR + 0.43%)	(a)(b)	1.95%	07/01/22	11/14/22	50,000,000	50,000,000
(SOFR + 0.46%)	(a)(b)	1.98%	07/01/22	12/16/22	87,000,000	87,000,000
(SOFR + 0.48%)	(a)(b)	2.00%	07/01/22	12/21/22	200,000,000	200,000,000
(SOFR + 0.47%)	(a)(b)	1.99%	07/01/22	12/28/22	200,000,000	200,000,000
(SOFR + 0.50%)	(a)(b)	2.02%	07/01/22	02/16/23	295,000,000	295,000,000
UNITED OVERSEAS BANK LTD
(SOFR + 0.19%)	(a)(b)	1.71%	07/01/22	10/18/22	113,000,000	113,000,000
(SOFR + 0.19%)	(a)(b)	1.71%	07/01/22	10/25/22	244,000,000	244,000,000
(SOFR + 0.46%)	(a)(b)	1.98%	07/01/22	02/23/23	130,000,000	130,000,000
16
Schwab Value Advantage Money Fund  |  Semiannual Report
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Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WESTPAC BANKING CORP
(SOFR + 0.14%)	(a)(b)	1.65%	07/01/22	08/04/22	200,000,000	200,000,000
(SOFR + 0.35%)	(a)(b)	1.86%	07/01/22	10/24/22	170,000,000	170,000,000
(SOFR + 0.36%)	(a)(b)	1.87%	07/01/22	11/14/22	100,000,000	99,999,352
(SOFR + 0.48%)	(a)(b)	1.99%	07/01/22	01/03/23	98,000,000	98,000,000
Total Financial Company Commercial Paper (Cost $15,552,129,349)						15,552,129,349

NON-FINANCIAL COMPANY COMMERCIAL PAPER 2.2% OF NET ASSETS
EQUINOR ASA	(b)	1.56%		07/01/22	194,000,000	194,000,000
TOTALENERGIES CAPITAL CANADA LTD
	(b)(c)	1.64%		07/05/22	229,000,000	228,958,271
	(b)(c)	1.64%		07/06/22	242,000,000	241,944,878
	(b)(c)	1.64%		07/07/22	290,000,000	289,920,733
TOYOTA CREDIT CANADA INC
		1.10%		07/06/22	45,000,000	44,993,125
		1.22%		08/02/22	34,000,000	33,963,431
		1.32%		08/22/22	42,000,000	41,920,527
(SOFR + 0.35%)	(a)	1.87%	07/01/22	10/06/22	50,000,000	50,000,000
TOYOTA FINANCE AUSTRALIA LTD
		1.41%		08/19/22	70,000,000	69,866,611
		1.66%		10/11/22	100,000,000	99,532,500
TOYOTA MOTOR CREDIT CORP
(SOFR + 0.18%)	(a)	1.70%	07/01/22	08/23/22	150,000,000	150,000,000
(SOFR + 0.23%)	(a)	1.75%	07/01/22	11/14/22	100,000,000	100,000,000
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.		1.51%		08/12/22	135,000,000	134,763,750
UNITEDHEALTH GROUP INC	(b)	1.56%		07/01/22	97,000,000	97,000,000
Total Non-Financial Company Commercial Paper (Cost $1,776,863,826)						1,776,863,826

NON-NEGOTIABLE TIME DEPOSITS 6.0% OF NET ASSETS
ABN AMRO BANK NV		1.58%		07/07/22	365,000,000	365,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.56%		07/05/22	1,436,000,000	1,436,000,000
BANCO SANTANDER SA (NEW YORK BRANCH)		1.58%		07/06/22	784,000,000	784,000,000
CREDIT INDUSTRIEL ET COMMERCIAL
		1.60%		07/05/22	290,000,000	290,000,000
		1.60%		07/06/22	193,000,000	193,000,000
DBS BANK LTD		1.60%		07/07/22	80,000,000	80,000,000
17
Schwab Value Advantage Money Fund  |  Semiannual Report
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Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ING BANK NV
		1.59%		07/06/22	1,498,000,000	1,498,000,000
		1.59%		07/07/22	145,000,000	145,000,000
ROYAL BANK OF CANADA		1.57%		07/01/22	2,000,000	2,000,000
Total Non-Negotiable Time Deposits (Cost $4,793,000,000)						4,793,000,000

NON-U.S. SOVEREIGN, SUB-SOVEREIGN AND SUPRA-NATIONAL DEBT 0.3% OF NET ASSETS
CAISSE AMORTISSEMENT DE LA DETTE SOCIALE	(b)	1.02%		07/13/22	222,000,000	221,924,890
Total Non-U.S. Sovereign, Sub-Sovereign And Supra-National Debt (Cost $221,924,890)						221,924,890

VARIABLE RATE DEMAND NOTES 0.6% OF NET ASSETS
ABAG FINANCE AUTH
TAXABLE RB (PUBLIC POLICY INSTITUTE OF CALIFORNIA) SERIES 2001B (LOC: WELLS FARGO BANK NA)	(a)(d)	1.65%		07/07/22	17,550,000	17,550,000
BLUE MOUNTAIN ENTERPRISES, LLC
VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: WELLS FARGO BANK NA)	(a)(d)	1.67%		07/07/22	2,610,000	2,610,000
CAROL ALLEN LIQUIDITY TRUST II
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2021 (LOC: COMERICA BANK)	(a)(d)	1.67%		07/07/22	26,110,000	26,110,000
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	(a)(d)	1.64%		07/07/22	48,000,000	48,000,000
COOK CNTY
TAXABLE GO BONDS SERIES 2004D (LOC: BARCLAYS BANK PLC)	(a)(d)	1.58%		07/07/22	29,000,000	29,000,000
EAGLE CNTY
RB (BC HOUSING) SERIES 1997B (LOC: WELLS FARGO BANK NA)	(a)(d)	1.76%		07/07/22	1,500,000	1,500,000
RB (TARNES AT BC) SERIES 1999B (LOC: WELLS FARGO BANK NA)	(a)(d)	1.76%		07/07/22	2,410,000	2,410,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	(a)(d)	1.61%		07/07/22	49,000,000	49,000,000
ILLINOIS HOUSING DEVELOPMENT AUTH
HOUSING BONDS SERIES 2017A2 (LIQ: FEDERAL HOME LOAN BANKS)	(a)(d)	1.62%		07/07/22	23,800,000	23,800,000
ILLINOIS HSG DEV AUTH 2016
M/F RB SERIES 2022C (LIQ: FEDERAL HOME LOAN BANKS)	(a)(d)	1.58%		07/07/22	11,785,000	11,785,000
KNOX INDIANA
ECONOMIC DEVELOPMENT RB (TOLL IN) SERIES 2014 (LOC: TRUIST BANK)	(a)(d)	1.65%		07/07/22	11,300,000	11,300,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)	(a)(d)	1.60%		07/07/22	1,005,000	1,005,000
MACON-BIBB CNTY INDUSTRIAL AUTH
IDRB SERIES 2015 (LOC: BANK OF AMERICA NA)	(a)(d)	1.65%		07/07/22	6,840,000	6,840,000
18
Schwab Value Advantage Money Fund  |  Semiannual Report
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Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NEW VIRIDIAN EDGE
M/F HOUSING RB (VIRIDIAN EDGE APTS) SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(a)(d)	1.64%		07/07/22	29,000,000	29,000,000
NUVEEN CREDIT STRATEGIES INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SOCIETE GENERALE SA)	(a)(b)(d)	1.81%		07/07/22	30,000,000	30,000,000
NUVEEN FLOATING RATE INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)(d)	1.81%		07/07/22	31,000,000	31,000,000
NUVEEN SHORT DURATION CREDIT OPPORTUNITIES FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: BARCLAYS BANK PLC)	(a)(b)(d)	1.81%		07/07/22	19,000,000	19,000,000
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
SUB WATER REFUNDING RB SERIES 2021A (LIQ: BANK OF AMERICA NA)	(a)(d)	1.66%		07/07/22	70,995,000	70,995,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	(a)(d)	1.76%		07/07/22	5,885,000	5,885,000
TRIBOROUGH BRIDGE & TUNNEL AUTH
GENERAL REFUNDING RB SERIES 2018E (LOC: BANK OF AMERICA NA)	(a)(d)	1.63%		07/07/22	8,000,000	8,000,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	(a)(d)	1.60%		07/07/22	21,375,000	21,375,000
Total Variable Rate Demand Notes (Cost $446,165,000)						446,165,000

OTHER INSTRUMENTS 0.8% OF NET ASSETS
BANK OF AMERICA NA
		0.33%		07/05/22	198,000,000	198,000,000
(SOFR + 0.15%)	(a)	1.66%	07/01/22	08/16/22	200,000,000	200,000,000
(SOFR + 0.40%)	(a)	1.91%	07/01/22	12/05/22	246,000,000	246,000,000
Total Other Instruments (Cost $644,000,000)						644,000,000

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 35.6% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 2.9%
BANCO SANTANDER SA
Issued 06/30/22, repurchase date 07/01/22		1.56%		07/01/22	65,002,817	65,000,000
(Collateralized by U.S. Government Agency Securities valued at $66,950,000, 1.50% - 5.50%, due 07/01/34 - 06/01/52)
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Schwab Value Advantage Money Fund  |  Semiannual Report
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Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BARCLAYS BANK PLC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	200,008,611	200,000,000
(Collateralized by U.S. Government Agency Securities valued at $209,188,059, 3.88% - 11.62%, due 09/25/24 - 05/20/52)
BOFA SECURITIES INC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	1,350,058,125	1,350,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,390,500,000, 1.47% - 6.15%, due 10/01/22 - 07/01/52)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	180,007,750	180,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $185,053,894, 0.25% - 5.00%, due 03/15/24 - 06/01/52)
JP MORGAN SECURITIES LLC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	50,002,153	50,000,000
(Collateralized by U.S. Government Agency Securities valued at $51,500,000, 1.63% - 7.00%, due 07/01/27 - 04/20/62)
RBC DOMINION SECURITIES INC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	300,012,917	300,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $306,783,016, 0.13% - 3.38%, due 02/15/24 - 11/20/51)
WELLS FARGO SECURITIES LLC
Issued 06/30/22, repurchase date 07/01/22		1.56%		07/01/22	131,005,677	131,000,000
(Collateralized by U.S. Government Agency Securities valued at $136,245,904, 2.00% - 5.50%, due 01/01/23 - 07/01/52)
						2,276,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 26.6%
BARCLAYS BANK PLC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	67,899,355	67,896,432
(Collateralized by U.S. Treasury Securities valued at $69,257,394, 2.88% - 3.75%, due 04/30/29 - 08/15/41)
BNP PARIBAS SA
Issued 05/05/22, repurchase date 07/05/22		0.97%		07/05/22	610,000,959	609,000,000
(Collateralized by U.S. Treasury Securities valued at $622,200,985, 0.00% - 4.50%, due 07/15/22 - 05/15/52)
Issued 05/11/22, repurchase date 09/12/22		1.36%		07/07/22	701,507,333	700,000,000
(Collateralized by U.S. Treasury Securities valued at $717,344,742, 0.00% - 7.50%, due 07/07/22 - 05/15/51)
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	19,730,849,486	19,730,000,000
(Collateralized by U.S. Treasury Securities valued at $19,730,849,520, 0.13% - 2.63%, due 02/28/23 - 05/15/31)
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Schwab Value Advantage Money Fund  |  Semiannual Report
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Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
FICC - BANK OF NEW YORK
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	100,004,306	100,000,000
(Collateralized by U.S. Treasury Securities valued at $102,000,011, 0.38% - 0.50%, due 05/31/27 - 07/31/27)
						21,206,896,432
OTHER REPURCHASE AGREEMENTS** 6.1%
BMO CAPITAL MARKETS CORP
Issued 06/30/22, repurchase date 07/07/22		1.66%		07/07/22	121,039,056	121,000,000
(Collateralized by U.S. Treasury Securities and common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $127,055,985, 0.00% - 7.00%, due 12/01/23 - 12/31/00)
BNP PARIBAS SA
Issued 06/29/22, repurchase date 07/06/22		1.66%		07/06/22	294,094,897	294,000,000
(Collateralized by U.S. Treasury Securities, U.S. Government Agency Securities and common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $336,065,120, 1.38% - 14.37%, due 11/27/23 - 12/31/00)
Issued 06/29/22, repurchase date 07/06/22		1.72%		07/06/22	460,153,844	460,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $529,177,195, 0.00% - 10.50%, due 07/20/26 - 04/01/51)
Issued 05/10/22, repurchase date 08/08/22		1.45%		08/04/22	145,502,264	145,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $167,354,469, 1.58% - 7.15%, due 09/15/25 - 07/17/46)
Issued 05/31/22, repurchase date 08/29/22		1.70%		08/04/22	190,583,194	190,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $202,743,825, 0.63% - 8.63%, due 05/01/23 - 12/31/00)
BOFA SECURITIES INC
Issued 06/17/22, repurchase date 08/01/22	(a)	1.92%	07/01/22	08/01/22	419,003,200	418,000,000
(Collateralized by U.S. Government Agency Securities and common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $480,700,001, 0.00% - 13.37%, due 06/20/23 - 01/15/69)
(SOFR + 0.41%)
Issued 06/24/22, repurchase date 09/28/22	(a)	2.01%	07/01/22	09/28/22	243,297,120	242,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $261,360,000, 0.00%, due 01/01/49 - 12/31/00)
(SOFR + 0.50%)
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Schwab Value Advantage Money Fund  |  Semiannual Report
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Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/27/22, repurchase date 07/01/22		1.63%		07/01/22	97,017,568	97,000,000
(Collateralized by U.S. Treasury Securities, U.S. Government Agency Securities and common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $100,452,106, 0.00% - 5.30%, due 10/06/22 - 07/01/52)
Issued 06/29/22, repurchase date 07/06/22		1.63%		07/06/22	508,161,008	508,000,000
(Collateralized by U.S. Treasury Securities, U.S. Government Agency Securities and common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $538,320,927, 0.13% - 16.21%, due 07/18/22 - 12/31/00)
JP MORGAN SECURITIES LLC
Issued 06/28/22, repurchase date 07/05/22		1.70%		07/05/22	403,133,214	403,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $463,493,771, 0.00% - 11.50%, due 01/30/23 - 07/01/14)
Issued 04/29/22, repurchase date 10/26/22	(a)	1.89%	07/01/22	09/28/22	828,559,560	822,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $947,562,943, 0.00% - 8.22%, due 07/15/24 - 10/25/69)
(SOFR + 0.38%)
Issued 06/13/22, repurchase date 12/12/22	(a)	1.93%	07/01/22	09/28/22	433,472,384	431,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $496,048,723, 1.03% - 50.60%, due 05/15/23 - 05/25/65)
(SOFR + 0.42%)
MIZUHO SECURITIES USA LLC
Issued 06/30/22, repurchase date 07/01/22		1.67%		07/01/22	24,001,113	24,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $25,920,081, 0.00%, due 12/31/00)
RBC CAPITAL MARKETS LLC
Issued 06/30/22, repurchase date 07/07/22		1.67%		07/07/22	242,078,583	242,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $254,182,721, 0.52% - 10.20%, due 08/01/22 - 12/31/00)
WELLS FARGO SECURITIES LLC
Issued 05/03/22, repurchase date 10/28/22		1.80%		10/03/22	307,333,250	305,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $353,871,675, 0.25% - 6.44%, due 01/20/23 - 08/26/69)
22
Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/08/22, repurchase date 12/05/22		2.17%		10/03/22	170,191,873	169,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $196,458,698, 0.00% - 7.77%, due 10/17/22 - 12/15/62)
						4,871,000,000
Total Repurchase Agreements (Cost $28,353,896,432)						28,353,896,432
Total Investments in Securities (Cost $79,855,895,451)						79,855,895,451

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities. Securities without a stated maturity date, such as common stocks, ETFs, American depositary receipts and perpetual bonds, are represented by 12/31/00.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $18,904,611,833 or 23.7% of net assets.
(c)	Credit-enhanced or liquidity-enhanced.
(d)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

AUTH —	Authority
CNTY —	County
DEV —	Development
EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
GO —	General obligation
HSG —	Housing
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At June 30, 2022, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Statement of Assets and Liabilities

As of June 30, 2022; unaudited
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$51,501,999,019
Repurchase agreements, at cost and value — unaffiliated (Note 2a)		28,353,896,432
Receivables:
Fund shares sold		913,369,071
Interest		40,912,773
Prepaid expenses	+	679,484
Total assets		80,810,856,779
Liabilities
Payables:
Investments bought		854,774,674
Fund shares redeemed		223,237,092
Distributions to shareholders		39,004,906
Investment adviser and administrator fees		11,727,539
Due to custodian		94,943
Accrued expenses	+	1,903,715
Total liabilities		1,130,742,869
Net assets		$79,680,113,910
Net Assets by Source
Capital received from investors		$79,678,850,960
Total distributable earnings	+	1,262,950
Net assets		$79,680,113,910

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$47,189,723,075		47,187,288,851		$1.00
Ultra Shares	$32,490,390,835		32,488,681,124		$1.00

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Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Statement of Operations

For the period January 1, 2022 through June 30, 2022; unaudited
Investment Income
Interest received from securities - unaffiliated		$189,483,433
Expenses
Investment adviser and administrator fees		67,269,668
Shareholder service fees:
Investor Shares		30,670,058
Custodian fees		732,490
Portfolio accounting fees		456,865
Registration fees		363,372
Shareholder reports		301,991
Professional fees		101,353
Independent trustees’ fees		75,210
Transfer agent fees		631
Other expenses	+	294,103
Total expenses		100,265,741
Expense reduction	–	21,904,022
Net expenses	–	78,361,719
Net investment income		111,121,714
REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		19,783
Increase in net assets resulting from operations		$111,141,497
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See financial notes

Schwab Value Advantage Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/22-6/30/22		1/1/21-12/31/21
Net investment income		$111,121,714	$29,661,168
Net realized gains	+	19,783	9,276
Increase in net assets from operations		$111,141,497	$29,670,444
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($57,256,447)	($17,251,715)
Ultra Shares	+	(52,625,733)	(12,414,827)
Total distributions		($109,882,180)	($29,666,542)
TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		19,739,716,304	16,073,464,443
Ultra Shares	+	17,708,722,034	23,051,474,291
Total shares sold		37,448,438,338	39,124,938,734
Shares Reinvested
Investor Shares		27,891,572	14,038,849
Ultra Shares	+	28,534,027	10,043,474
Total shares reinvested		56,425,599	24,082,323
Shares Redeemed
Investor Shares		(14,823,960,345)	(30,261,185,452)
Ultra Shares	+	(18,325,325,713)	(27,865,832,468)
Total shares redeemed		(33,149,286,058)	(58,127,017,920)
Net transactions in fund shares		4,355,577,879	(18,977,996,863)
NET ASSETS
Beginning of period		$75,323,276,714	$94,301,269,675
Total increase (decrease)	+	4,356,837,196	(18,977,992,961)
End of period		$79,680,113,910	$75,323,276,714

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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See financial notes

Schwab Value Advantage Money Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Value Advantage Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Value Advantage Money Fund offers two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Value Advantage Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
•   Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2022, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2022, the fund had investments in repurchase agreements with a gross value of $28,353,896,432 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Schwab Value Advantage Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
The fund offers multiple share classes. The net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In March 2020, the FASB issued Accounting Standards Update “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU 2020-04), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered based reference rates at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market
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Schwab Value Advantage Money Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. The fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
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Schwab Value Advantage Money Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this shareholder report, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the fund’s investment strategies, performance, yield, expenses, operations and continued viability.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
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Schwab Value Advantage Money Fund
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
SHAREHOLDER SERVICING FEE
Investor Shares	0.15%
Ultra Shares	n/a
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
Investor Shares	0.34%
Ultra Shares	0.19%
During the period ended June 30, 2022, the fund waived a total of $21,904,022 in expenses: $2,326,016 was waived in accordance with the contractual expense limitation agreement and $19,578,006 was waived voluntarily.
Voluntary Yield Waiver/Reimbursement
The investment adviser and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex (for definition refer to the Trustees and Officers section) in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2022, the fund’s purchases and sales of securities with other funds in the Fund Complex was $0 and $483,879,088 respectively, and includes realized gains (losses) of $0.
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Schwab Value Advantage Money Fund
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2022, the tax basis cost of the fund’s investments was $79,855,895,451.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2022. The tax-basis components of distributions paid during the year ended December 31, 2021 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$29,666,542
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2021, the fund did not incur any interest or penalties.
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Financial Notes, unaudited (continued)

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Shareholder Vote Results  (Unaudited)

An adjourned Special Meeting of Shareholders of The Charles Schwab Family of Funds (the “Trust”) was held on June 14, 2022, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Richard A. Wurster, Michael J. Beer, Robert W. Burns, Nancy F. Heller, David L. Mahoney, Jane P. Moncreiff, Kiran M. Patel, Kimberly S. Patmore, and J. Derek Penn. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	43,824,068,459.769	4,913,609,626.434
Richard A. Wurster	44,130,639,925.330	4,607,038,160.873
Michael J. Beer	44,133,522,767.969	4,604,155,318.234
Robert W. Burns	44,113,097,923.941	4,624,580,162.262
Nancy F. Heller	44,253,687,915.276	4,483,990,170.927
David L. Mahoney	43,236,148,053.937	5,501,530,032.266
Jane P. Moncreiff	44,248,881,171.347	4,488,796,914.856
Kiran M. Patel	44,063,143,583.435	4,674,534,502.768
Kimberly S. Patmore	44,124,853,956.622	4,612,824,129.581
J. Derek Penn	44,116,668,865.038	4,621,009,221.165
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Value Advantage Money Fund (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on
May 16, 2022 and June 8, 2022, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 8, 2022 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services, and

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account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and market trends, as well as in consideration of the Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Fund from exceeding a specified cap, as well as historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The Trustees also considered fees charged by the investment adviser to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts and any differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has shared any economies of scale with the Fund by investing in the investment adviser’s infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.

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In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 104 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	104	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	104	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	104	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	104	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired.	104	Director (2008 – present), KLA-Tencor Corporation
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	104	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	104	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Co-Chairman of the Board (July 2022 – present), Director and Chief Executive Officer (Oct. 2008 – present) and President (Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present), Chief Executive Officer (Aug. 2017 – present), and President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	104	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Managing Director (Jan. 2022 – present), Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (Feb. 2018 – Apr. 2022), The Charles Schwab Corporation; Managing Director (May 2022 – present) and Senior Executive Vice President (July 2015 – May 2022), Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – Apr. 2020), Charles Schwab Bank, SSB; Director (Nov. 2017 – Apr. 2020), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present) and Chief Financial Officer (Feb. 2016 – Aug. 2017), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	104	None

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Mar. 2019 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Managing Director (May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Director (July 2020 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Schwab Value Advantage Money Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13605-26
00276317

Semiannual Report  |  June 30, 2022
Schwab Government Money Funds

Schwab Government
Money Fund
Schwab U.S. Treasury
Money Fund
Schwab Treasury Obligations
Money Fund

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management, leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds, and has overall responsibility for all aspects of the management of the funds. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2011, Ms. Paschen held a number of positions at American Century Investments. She was most recently a portfolio manager and, from 2000 to 2003, worked as a fixed-income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a senior portfolio manager where she managed and executed trades for a fixed-income strategy. Prior to that role, she served as a portfolio manager performing fixed-income analysis, a senior research analyst for investor and dealer relations, a senior securities operations analyst in loan and securities operations, and a lead mortgage securities operations specialist. She also worked at Merrill Lynch for a year as a senior specialist in fixed-income global banking and investments.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Fund

The Schwab Government Money Fund’s (the fund) goal is to seek the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies, or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies, or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. The six-month reporting period ended June 30, 2022, was marked by a continuing imbalance in supply and demand of short-term money market securities, particularly U.S. Treasuries, with demand remaining high and supply declining as the U.S. Treasury’s borrowing needs decreased. Interest rates rose during the reporting period as a result of persistently high inflation brought on by a tight labor market, supply chain constraints, and rising energy prices in the wake of COVID-19 and the war in Ukraine.
After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate three times between March and June to end the reporting period in a range of 1.50% to 1.75%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet. Given expectations of further rate hikes throughout the remainder of the year, the yield curve steepened over the period, with longer-term yields rising more than shorter-term yields as demand increased for securities with shorter maturities. Strong demand for the Fed’s Overnight Reverse Repurchase Agreement Facility drove its usage to an all-time high in June as a result of expected interest rate hikes, significant cash in the market, limited investment options, and the ongoing supply and demand imbalances for U.S. Treasuries.
Outside the United States, major central banks grappled with similar economic conditions. After holding its policy rate unchanged since March 2016, at 0.00%, the European Central Bank announced in June its intention to raise interest rates in July for the first time in 11 years. Also in June, the Bank of England raised its key official bank rate for the fifth consecutive time, to 1.25%, bringing borrowing costs to a 13-year high as the Bank of England wrestled with soaring inflation. In contrast, the Bank of Japan upheld its short-term interest rate target of -0.1%, unchanged since 2016, and vowed to defend its cap on bond yields with unlimited buying, as opposed to the monetary tightening being employed in many other countries around the globe.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. In expectation of, and in response to, the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) was shortened during the reporting period to reduce NAV volatility and allow for quicker reinvestment at higher rates. The fund’s WAM began the period at 34 days and ended it at 22 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	22 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Fund
Performance and Fund Facts as of June 30, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Government Money Fund
	Sweep Shares	Investor Shares	Ultra Shares
Ticker Symbol	SWGXX	SNVXX	SGUXX
Minimum Initial Investment[2]	*	None	$1,000,000
Seven-Day Yield (with waivers)[3]	0.99%	1.09%	1.24%
Seven-Day Yield (without waivers)[3]	0.98%	1.08%	1.23%
Seven-Day Effective Yield (with waivers)[3]	0.99%	1.09%	1.24%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Due to a special distribution of ordinary income, the fund’s stated yields temporarily increased in October and December 2021.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Government Money Funds  |  Semiannual Report

Schwab U.S. Treasury Money Fund

The Schwab U.S. Treasury Money Fund’s (the fund) goal is to seek the highest current income that is consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government. The fund will invest at least 99.5% of its total assets in cash and/or government securities (including bills and notes); under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. Treasury securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. The six-month reporting period ended June 30, 2022, was marked by a continuing imbalance in supply and demand of short-term money market securities, particularly U.S. Treasuries, with demand remaining high and supply declining as the U.S. Treasury’s borrowing needs decreased. Interest rates rose during the reporting period as a result of persistently high inflation brought on by a tight labor market, supply chain constraints, and rising energy prices in the wake of COVID-19 and the war in Ukraine.
After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate three times between March and June to end the reporting period in a range of 1.50% to 1.75%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet. Given expectations of further rate hikes throughout the remainder of the year, the yield curve steepened over the period, with longer-term yields rising more than shorter-term yields as demand increased for securities with shorter maturities. Strong demand for the Fed’s Overnight Reverse Repurchase Agreement Facility drove its usage to an all-time high in June as a result of expected interest rate hikes, significant cash in the market, limited investment options, and the ongoing supply and demand imbalances for U.S. Treasuries.
Outside the United States, major central banks grappled with similar economic conditions. After holding its policy rate unchanged since March 2016, at 0.00%, the European Central Bank announced in June its intention to raise interest rates in July for the first time in 11 years. Also in June, the Bank of England raised its key official bank rate for the fifth consecutive time, to 1.25%, bringing borrowing costs to a 13-year high as the Bank of England wrestled with soaring inflation. In contrast, the Bank of Japan upheld its short-term interest rate target of -0.1%, unchanged since 2016, and vowed to defend its cap on bond yields with unlimited buying, as opposed to the monetary tightening being employed in many other countries around the globe.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. In expectation of, and in response to, the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) was shortened during the reporting period to reduce NAV volatility and allow for quicker reinvestment at higher rates. The fund’s WAM began the period at 53 days and ended it at 41 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3,4

Statistics
Weighted Average Maturity[2]	41 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The fund may elect to invest up to 20% of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
Schwab Government Money Funds  |  Semiannual Report

Schwab U.S. Treasury Money Fund
Performance and Fund Facts as of June 30, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab U.S. Treasury Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SNSXX	SUTXX
Minimum Initial Investment[2]	None	$1,000,000
Seven-Day Yield (with waivers)[3]	0.72%	0.87%
Seven-Day Yield (without waivers)[3]	0.71%	0.86%
Seven-Day Effective Yield (with waivers)[3]	0.72%	0.87%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Due to a special distribution of ordinary income, the fund’s stated yields temporarily increased in October and December 2021.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Treasury Obligations Money Fund

The Schwab Treasury Obligations Money Fund’s (the fund) goal is to seek current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and repurchase agreements backed by such investments. The fund will invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash and/or government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. Treasury obligations or repurchase agreements backed by such obligations (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. The six-month reporting period ended June 30, 2022, was marked by a continuing imbalance in supply and demand of short-term money market securities, particularly U.S. Treasuries, with demand remaining high and supply declining as the U.S. Treasury’s borrowing needs decreased. Interest rates rose during the reporting period as a result of persistently high inflation brought on by a tight labor market, supply chain constraints, and rising energy prices in the wake of COVID-19 and the war in Ukraine.
After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate three times between March and June to end the reporting period in a range of 1.50% to 1.75%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet. Given expectations of further rate hikes throughout the remainder of the year, the yield curve steepened over the period, with longer-term yields rising more than shorter-term yields as demand increased for securities with shorter maturities. Strong demand for the Fed’s Overnight Reverse Repurchase Agreement Facility drove its usage to an all-time high in June as a result of expected interest rate hikes, significant cash in the market, limited investment options, and the ongoing supply and demand imbalances for U.S. Treasuries.
Outside the United States, major central banks grappled with similar economic conditions. After holding its policy rate unchanged since March 2016, at 0.00%, the European Central Bank announced in June its intention to raise interest rates in July for the first time in 11 years. Also in June, the Bank of England raised its key official bank rate for the fifth consecutive time, to 1.25%, bringing borrowing costs to a 13-year high as the Bank of England wrestled with soaring inflation. In contrast, the Bank of Japan upheld its short-term interest rate target of -0.1%, unchanged since 2016, and vowed to defend its cap on bond yields with unlimited buying, as opposed to the monetary tightening being employed in many other countries around the globe.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. In expectation of, and in response to, the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) was shortened during the reporting period to reduce NAV volatility and allow for quicker reinvestment at higher rates. The fund’s WAM began the period at 39 days and ended it at 15 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	15 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Treasury Obligations Money Fund
Performance and Fund Facts as of June 30, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Treasury Obligations Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SNOXX	SCOXX
Minimum Initial Investment[2]	None	$1,000,000
Seven-Day Yield (with waivers)[3]	1.12%	1.27%
Seven-Day Yield (without waivers)[3]	1.12%	1.27%
Seven-Day Effective Yield (with waivers)[3]	1.13%	1.28%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Due to a special distribution of ordinary income, the fund’s stated yields temporarily increased in October and December 2021.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
8
Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2022 and held through June 30, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	BEGINNING ACCOUNT VALUE AT 1/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 6/30/22	EXPENSES PAID DURING PERIOD 1/1/22-6/30/22[3]
Schwab Government Money Fund
Sweep Shares
Actual Return	0.26%	$1,000.00	$1,000.80	$1.29
Hypothetical 5% Return	0.26%	$1,000.00	$1,023.51	$1.30
Investor Shares
Actual Return	0.23%	$1,000.00	$1,001.00	$1.14
Hypothetical 5% Return	0.23%	$1,000.00	$1,023.65	$1.15
Ultra Shares
Actual Return	0.15%	$1,000.00	$1,001.40	$0.74
Hypothetical 5% Return	0.15%	$1,000.00	$1,024.05	$0.75
Schwab U.S. Treasury Money Fund
Investor Shares
Actual Return	0.21%	$1,000.00	$1,000.60	$1.04
Hypothetical 5% Return	0.21%	$1,000.00	$1,023.75	$1.05
Ultra Shares
Actual Return	0.14%	$1,000.00	$1,001.00	$0.69
Hypothetical 5% Return	0.14%	$1,000.00	$1,024.10	$0.70
Schwab Treasury Obligations Money Fund
Investor Shares
Actual Return	0.23%	$1,000.00	$1,001.00	$1.14
Hypothetical 5% Return	0.23%	$1,000.00	$1,023.65	$1.15
Ultra Shares
Actual Return	0.15%	$1,000.00	$1,001.40	$0.74
Hypothetical 5% Return	0.15%	$1,000.00	$1,024.05	$0.75

[1]	Based on the most recent six-month expense ratio.
[2]	Expense ratio (annualized) reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[3]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.
9
Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS
Sweep Shares	1/1/22– 6/30/22*	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	—	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2,3]	(0.00) [2]	(0.02)	(0.01)	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	—	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.02)	(0.01)	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.08% [4]	0.02% [3]	0.23%	1.65%	1.23%	0.26%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.26% [5,6]	0.06% [6]	0.30% [6,7]	0.59%	0.62%	0.63% [6,8]
Gross operating expenses	0.45% [5]	0.45%	0.52%	0.59%	0.62%	0.68%
Net investment income ( loss)	0.17% [5]	0.02%	0.18%	1.64%	1.12%	0.25%
Net assets, end of period (x 1,000,000)	$23,844	$24,159	$20,119	$12,450	$11,325	$25,324

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Not annualized.
[5]	Annualized.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[7]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
[8]	Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
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Schwab Government Money Fund
FINANCIAL HIGHLIGHTS (continued)
Investor Shares	1/1/22– 6/30/22*	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.02	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	—	0.00 [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.02	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3,4]	(0.00) [3]	(0.02)	(0.02)	(0.00) [3]
Distributions from net realized gains	—	(0.00) [3]	(0.00) [3]	—	(0.00) [3]	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]	(0.00) [3]	(0.02)	(0.02)	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.10% [5]	0.02% [4]	0.30%	1.90%	1.51%	0.50%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.23% [6,7]	0.06% [7]	0.27% [7,8]	0.35%	0.35%	0.40% [7,9]
Gross operating expenses	0.35% [6]	0.35%	0.43%	0.47%	0.48%	0.53%
Net investment income (loss)	0.20% [6]	0.02%	0.28%	1.84%	1.66%	0.51%
Net assets, end of period (x 1,000,000)	$6,692	$6,782	$11,980	$13,436	$7,871	$1,362

*	Unaudited.
[1]	Effective October 3, 2017, the share class name of Purchased Shares was changed to Investor Shares.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[5]	Not annualized.
[6]	Annualized.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
[9]	Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
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Schwab Government Money Fund
FINANCIAL HIGHLIGHTS (continued)
Ultra Shares	1/1/22– 6/30/22*	1/1/21– 12/31/21	9/24/20 [1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3,4]	(0.00) [3]
Distributions from net realized gains	—	(0.00) [3]	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00
Total return	0.14% [5]	0.02% [4]	0.00% [5,6]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.15% [7,8]	0.06% [8]	0.13% [7,8]
Gross operating expenses	0.20% [7]	0.20%	0.20% [7]
Net investment income (loss)	0.31% [7]	0.03%	0.01% [7]
Net assets, end of period (x 1,000,000)	$5,990	$4,726	$1,647

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[5]	Not annualized.
[6]	Percentage was less than 0.005%.
[7]	Annualized.
[8]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
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Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 11.5% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
		0.07%		07/06/22	23,600,000	23,599,771
(SOFR + 0.04%)	(a)	1.55%	07/01/22	07/08/22	94,500,000	94,499,908
		0.07%		07/19/22	56,600,000	56,598,019
(SOFR + 0.09%)	(a)	1.60%	07/01/22	07/25/22	58,200,000	58,199,806
		1.85%		08/05/22	5,100,000	5,108,620
		0.07%		08/10/22	5,390,000	5,389,964
		0.09%		08/18/22	37,800,000	37,795,464
		0.11%		08/31/22	34,000,000	33,993,663
(EFFR - 0.02%)	(a)	1.56%	07/01/22	09/08/22	188,500,000	188,500,000
		1.70%		09/19/22	4,000,000	4,013,750
		0.99%		10/11/22	23,800,000	23,733,915
		1.01%		10/12/22	38,100,000	37,990,992
		1.03%		10/17/22	47,600,000	47,454,344
(SOFR + 0.06%)	(a)	1.57%	07/01/22	10/21/22	118,000,000	118,000,000
		0.15%		11/16/22	94,600,000	94,592,039
(SOFR + 0.06%)	(a)	1.57%	07/01/22	12/28/22	357,000,000	357,079,913
(3 mo. US TBILL + 0.02%)	(a)	1.78%	07/06/22	05/01/23	117,800,000	117,800,000
(3 mo. US TBILL + 0.03%)	(a)	1.78%	07/06/22	07/13/23	47,100,000	47,100,000
(EFFR - 0.01%)	(a)	1.57%	07/01/22	07/21/23	155,300,000	155,299,999
(SOFR + 0.03%)	(a)	1.54%	07/01/22	08/28/23	59,000,000	59,000,000
(SOFR + 0.06%)	(a)	1.57%	07/01/22	11/07/23	42,600,000	42,600,000
(SOFR + 0.04%)	(a)	1.55%	07/01/22	11/28/23	33,000,000	33,000,000
(EFFR + 0.03%)	(a)	1.61%	07/01/22	12/08/23	26,600,000	26,600,000
(SOFR + 0.12%)	(a)	1.63%	07/01/22	12/08/23	47,300,000	47,341,290
(SOFR + 0.06%)	(a)	1.57%	07/01/22	12/13/23	33,100,000	33,100,000
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Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FEDERAL HOME LOAN BANKS
(SOFR + 0.01%)	(a)	1.52%	07/01/22	07/18/22	95,200,000	95,200,000
(SOFR + 0.01%)	(a)	1.52%	07/01/22	08/05/22	238,000,000	238,000,000
		1.68%		08/26/22	95,000,000	94,753,211
(SOFR + 0.01%)	(a)	1.52%	07/01/22	08/30/22	95,200,000	95,200,000
		1.90%		09/19/22	190,000,000	189,202,000
		1.90%		09/20/22	189,000,000	188,196,278
		0.21%		12/02/22	118,100,000	118,100,000
		2.17%		02/06/23	37,230,000	37,350,347
		2.15%		02/08/23	44,290,000	44,429,308
		1.25%		03/21/23	111,250,000	111,250,000
		1.02%		03/30/23	95,200,000	95,200,000
	(b)	1.13%		03/30/23	69,000,000	68,989,688
	(b)	1.28%		04/05/23	95,100,000	95,100,000
	(b)	1.60%		05/02/23	95,000,000	95,000,000
		2.00%		05/23/23	95,100,000	95,100,000
	(b)	1.90%		06/02/23	96,200,000	96,200,000
	(b)	2.75%		07/14/23	118,900,000	118,900,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
(SOFR + 0.10%)	(a)	1.61%	07/01/22	08/19/22	230,900,000	230,900,000
(SOFR + 0.10%)	(a)	1.61%	07/01/22	09/09/22	131,700,000	131,700,000
	(b)	1.40%		04/21/23	95,100,000	95,100,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
		1.38%		09/06/22	10,550,000	10,574,619
		0.25%		05/22/23	105,553,000	103,842,528
Total U.S. Government Agency Debt (Cost $4,196,679,436)						4,196,679,436

U.S. TREASURY DEBT 12.8% OF NET ASSETS
UNITED STATES TREASURY
		0.09%		07/14/22	168,300,000	168,294,530
		0.13%		07/31/22	116,000,000	116,004,787
(3 mo. US TBILL + 0.06%)	(a)	1.81%	07/01/22	07/31/22	233,400,000	233,399,656
		1.88%		07/31/22	123,000,000	123,182,281
		2.00%		07/31/22	140,000,000	140,221,847
		0.11%		08/11/22	107,200,000	107,187,181
		1.50%		08/15/22	450,749,800	451,542,573
		0.13%		08/31/22	346,500,000	346,527,320
		1.63%		08/31/22	261,900,000	262,548,445
		1.88%		08/31/22	105,400,000	105,716,592
		1.50%		09/15/22	382,700,000	383,827,148
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Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.13%		09/30/22	251,500,000	251,523,359
		1.75%		09/30/22	153,000,000	153,633,282
		1.88%		09/30/22	104,300,000	104,750,201
		0.13%		10/31/22	157,500,000	156,865,486
(3 mo. US TBILL + 0.06%)	(a)	1.81%	07/01/22	10/31/22	100,000,000	99,998,309
		1.63%		11/15/22	129,500,000	130,077,552
(3 mo. US TBILL + 0.05%)	(a)	1.81%	07/01/22	01/31/23	447,500,000	447,571,959
		2.00%		02/15/23	95,100,000	95,648,070
		0.13%		02/28/23	97,000,000	95,910,122
		2.63%		02/28/23	127,700,000	128,327,098
		0.13%		03/31/23	162,000,000	159,514,872
		2.50%		03/31/23	93,400,000	94,008,829
		0.13%		04/30/23	32,000,000	31,451,312
(3 mo. US TBILL + 0.03%)	(a)	1.79%	07/01/22	04/30/23	115,200,000	115,208,720
(3 mo. US TBILL + 0.03%)	(a)	1.79%	07/01/22	07/31/23	95,000,000	95,001,562
(3 mo. US TBILL + 0.04%)	(a)	1.79%	07/01/22	10/31/23	76,800,000	76,798,962
Total U.S. Treasury Debt (Cost $4,674,742,055)						4,674,742,055

VARIABLE RATE DEMAND NOTES 0.6% OF NET ASSETS
BRIDGE WF II PARKWAY CLUB LLC
TAXABLE M/F HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(a)(c)	1.64%		07/07/22	56,900,000	56,900,000
FARR LIFE LLC
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(a)(c)	1.63%		07/07/22	5,000,000	5,000,000
GINA RISTOW BELLING 2022
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(a)(c)	1.63%		07/07/22	20,310,000	20,310,000
NEW DUBLIN SQUARE
TAXABLE M/F HOUSING RB (DUBLIN SQUARE) SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(a)(c)	1.64%		07/07/22	42,700,000	42,700,000
RIVERSIDE HOME LENDING
TAXABLE S/F RENTAL HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(a)(c)	0.92%		07/07/22	77,300,000	77,300,000
Total Variable Rate Demand Notes (Cost $202,210,000)						202,210,000

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 74.8% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 14.8%
BANCO SANTANDER SA
Issued 06/30/22, repurchase date 07/01/22		1.56%		07/01/22	31,001,343	31,000,000
(Collateralized by U.S. Government Agency Securities valued at $31,930,000, 1.50% - 5.50%, due 07/01/34 - 06/01/52)
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Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BANK OF MONTREAL
Issued 06/16/22, repurchase date 07/28/22		1.56%		07/07/22	236,214,760	236,000,000
(Collateralized by U.S. Government Agency Securities valued at $243,520,988, 1.63% - 5.00%, due 07/01/24 - 05/20/72)
BARCLAYS BANK PLC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	100,004,305	100,000,000
(Collateralized by U.S. Government Agency Securities valued at $105,004,521, 6.72% - 7.50%, due 01/27/31 - 07/25/39)
BOFA SECURITIES INC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	2,000,086,111	2,000,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,060,000,001, 1.50% - 5.00%, due 07/01/43 - 06/01/52)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	210,009,042	210,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $216,671,592, 0.25% - 4.50%, due 01/31/23 - 06/01/52)
GOLDMAN SACHS & CO LLC
Issued 06/30/22, repurchase date 07/07/22		1.55%		07/07/22	455,137,132	455,000,000
(Collateralized by U.S. Government Agency Securities valued at $464,100,000, 2.00% - 5.50%, due 11/15/36 - 03/20/52)
JP MORGAN SECURITIES LLC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	50,002,153	50,000,000
(Collateralized by U.S. Government Agency Securities valued at $51,500,000, 3.00% - 6.00%, due 11/01/27 - 06/20/51)
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	250,010,764	250,000,000
(Collateralized by U.S. Government Agency Securities valued at $257,500,000, 1.88% - 7.00%, due 07/15/27 - 07/15/62)
Issued 05/16/22, repurchase date 11/10/22	(a)	1.66%	07/01/22	10/03/22	477,059,933	474,000,000
(Collateralized by U.S. Government Agency Securities valued at $488,904,050, 1.00% - 9.87%, due 09/25/24 - 09/16/58) (SOFR + 0.15%)
Issued 06/01/22, repurchase date 12/02/22	(a)	1.66%	07/01/22	10/03/22	476,710,227	474,000,000
(Collateralized by U.S. Government Agency Securities valued at $488,701,032, 0.00% - 7.50%, due 12/15/28 - 06/16/63) (SOFR + 0.15%)
RBC DOMINION SECURITIES INC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	100,004,306	100,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $102,655,969, 0.13% - 5.25%, due 04/15/28 - 08/15/57)
16
Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
ROYAL BANK OF CANADA
Issued 04/29/22, repurchase date 08/01/22		1.04%		07/07/22	959,909,613	958,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $989,419,645, 1.03% - 7.62%, due 02/15/24 - 01/01/60)
WELLS FARGO SECURITIES LLC
Issued 06/30/22, repurchase date 07/01/22		1.56%		07/01/22	61,002,643	61,000,000
(Collateralized by U.S. Government Agency Securities valued at $63,442,749, 1.52% - 4.32%, due 06/01/32 - 06/01/52)
						5,399,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 60.0%
BARCLAYS BANK PLC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	9,691,235	9,690,818
(Collateralized by U.S. Treasury Securities valued at $9,885,061, 0.38% - 2.00%, due 11/30/25 - 11/15/26)
BNP PARIBAS SA
Issued 05/05/22, repurchase date 07/05/22		0.97%		07/05/22	291,478,291	291,000,000
(Collateralized by U.S. Treasury Securities valued at $297,307,880, 0.00% - 3.88%, due 11/03/22 - 02/15/51)
Issued 05/11/22, repurchase date 09/12/22		1.36%		07/07/22	602,294,154	601,000,000
(Collateralized by U.S. Treasury Securities valued at $615,891,677, 0.00% - 7.25%, due 08/15/22 - 05/15/51)
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	20,985,903,521	20,985,000,000
(Collateralized by U.S. Treasury Securities valued at $20,985,903,586, 0.13% - 2.88%, due 11/15/22 - 05/15/31)
FICC - BANK OF NEW YORK
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	40,001,722	40,000,000
(Collateralized by U.S. Treasury Securities valued at $40,800,009, 0.38%, due 07/31/27)
						21,926,690,818
Total Repurchase Agreements (Cost $27,325,690,818)						27,325,690,818
Total Investments in Securities (Cost $36,399,322,309)						36,399,322,309

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(c)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

17
Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

At June 30, 2022, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Government Money Fund
Statement of Assets and Liabilities

As of June 30, 2022; unaudited
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$9,073,631,491
Repurchase agreements, at cost and value — unaffiliated (Note 2a)		27,325,690,818
Receivables:
Fund shares sold		181,263,545
Interest		26,417,170
Prepaid expenses	+	380,081
Total assets		36,607,383,105
Liabilities
Payables:
Fund shares redeemed		59,970,556
Distributions to shareholders		15,408,794
Investment adviser and administrator fees		5,633,458
Shareholder service fees		322,930
Due to custodian		9,990
Accrued expenses	+	631,778
Total liabilities		81,977,506
Net assets		$36,525,405,599
Net Assets by Source
Capital received from investors		$36,525,294,613
Total distributable earnings	+	110,986
Net assets		$36,525,405,599

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$23,844,153,213		23,843,934,424		$1.00
Investor Shares	$6,691,567,036		6,691,422,618		$1.00
Ultra Shares	$5,989,685,350		5,989,675,826		$1.00

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Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Statement of Operations

For the period January 1, 2022 through June 30, 2022; unaudited
Investment Income
Interest received from securities - unaffiliated		$75,931,661
Expenses
Investment adviser and administrator fees		33,192,101
Shareholder service fees:
Sweep Shares		29,649,714
Investor Shares		4,764,910
Registration fees		384,879
Portfolio accounting fees		206,075
Shareholder reports		196,035
Custodian fees		185,484
Professional fees		52,872
Independent trustees’ fees		40,565
Transfer agent fees		923
Other expenses	+	126,317
Total expenses		68,799,875
Expense reduction	–	26,645,021
Net expenses	–	42,154,854
Net investment income		33,776,807
REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		47,057
Increase in net assets resulting from operations		$33,823,864
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Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/22-6/30/22		1/1/21-12/31/21
Net investment income		$33,776,807	$7,727,570
Net realized gains	+	47,057	117,866
Increase in net assets from operations		$33,823,864	$7,845,436
DISTRIBUTIONS TO SHAREHOLDERS
Sweep Shares		($19,979,518)	($5,121,566)
Investor Shares		(6,308,120)	(1,852,305)
Ultra Shares	+	(7,425,240)	(860,246)
Total distributions		($33,712,878)	($7,834,117)
TRANSACTIONS IN FUND SHARES*
Shares Sold
Sweep Shares		5,099,133,246	36,238,466,978
Investor Shares		4,087,615,985	5,161,189,251
Ultra Shares	+	4,643,966,616	7,375,013,859
Total shares sold		13,830,715,847	48,774,670,088
Shares Reinvested
Sweep Shares		10,340,549	5,049,524
Investor Shares		2,500,404	1,408,653
Ultra Shares	+	3,954,279	737,509
Total shares reinvested		16,795,232	7,195,686
Shares Redeemed
Sweep Shares		(5,424,615,006)	(32,203,488,522)
Investor Shares		(4,180,446,041)	(10,361,209,799)
Ultra Shares	+	(3,384,483,925)	(4,296,794,714)
Total shares redeemed		(12,989,544,972)	(46,861,493,035)
Net transactions in fund shares		857,966,107	1,920,372,739
NET ASSETS
Beginning of period		$35,667,328,506	$33,746,944,448
Total increase	+	858,077,093	1,920,384,058
End of period		$36,525,405,599	$35,667,328,506

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Government Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS
Investor Shares	1/1/22– 6/30/22*	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/17/18 [1]– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.02
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	(0.01) [4]
Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.01
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3,5]	(0.00) [3]	(0.02)	(0.01)
Distributions from net realized gains	—	(0.00) [3]	(0.00) [3]	(0.00) [3]	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]	(0.00) [3]	(0.02)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.06% [6]	0.02% [5]	0.27%	1.84%	1.40% [6]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.21% [7,8]	0.05% [8]	0.23% [8,9]	0.35%	0.35% [7]
Gross operating expenses	0.35% [7]	0.35%	0.45%	0.49%	0.49% [7]
Net investment income (loss)	0.11% [7]	0.02%	0.15%	1.77%	1.64% [7]
Net assets, end of period (x 1,000,000)	$5,830	$7,468	$11,297	$7,517	$3,414

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[5]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[6]	Not annualized.
[7]	Annualized.
[8]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[9]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
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Schwab Government Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
FINANCIAL HIGHLIGHTS (continued)
Ultra Shares	1/1/22– 6/30/22*	1/1/21– 12/31/21	9/24/20 [1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3,4]	(0.00) [3]
Distributions from net realized gains	—	(0.00) [3]	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00
Total return	0.10% [5]	0.02% [4]	0.00% [5,6]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.14% [7,8]	0.05% [8]	0.12% [7,8]
Gross operating expenses	0.20% [7]	0.20%	0.21% [7]
Net investment income (loss)	0.18% [7]	0.02%	0.01% [7]
Net assets, end of period (x 1,000,000)	$3,177	$3,850	$2,260

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[5]	Not annualized.
[6]	Percentage was less than 0.005%.
[7]	Annualized.
[8]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
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Schwab Government Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. TREASURY DEBT 100.1% OF NET ASSETS
UNITED STATES TREASURY
		0.69%		07/05/22	325,000,000	324,975,181
		0.71%		07/05/22	225,870,000	225,852,181
		0.72%		07/05/22	200,000,000	199,984,000
		0.75%		07/12/22	250,000,000	249,942,670
		0.77%		07/12/22	100,000,000	99,976,625
		1.00%		07/12/22	75,000,000	74,977,129
		1.04%		07/12/22	25,000,000	24,992,075
		0.09%		07/14/22	57,000,000	56,998,147
		1.08%		07/14/22	2,000	1,999
		0.87%		07/19/22	100,000,000	99,956,450
		0.88%		07/19/22	250,000,000	249,890,625
		0.90%		07/19/22	100,000,000	99,955,000
		1.12%		07/19/22	76,000,000	75,957,440
		1.13%		07/19/22	200,000,000	199,887,000
		1.14%		07/19/22	550,000,000	549,686,375
		1.15%		07/19/22	250,000,000	249,856,562
		0.37%		07/21/22	350,000,000	349,927,472
		0.90%		07/26/22	750,000,000	749,530,469
		0.93%		07/26/22	100,000,000	99,935,764
		1.02%		07/26/22	150,000,000	149,894,167
		1.05%		07/26/22	100,000,000	99,927,431
		1.06%		07/26/22	200,000,000	199,853,472
		1.10%		07/26/22	100,000,000	99,923,889
		1.12%		07/26/22	100,000,000	99,922,500
		0.13%		07/31/22	47,500,000	47,450,083
(3 mo. US TBILL + 0.06%)	(a)	1.81%	07/01/22	07/31/22	43,000,000	43,000,895
		1.88%		07/31/22	158,600,000	158,835,441
		2.00%		07/31/22	50,000,000	50,079,229
		1.03%		08/02/22	260,000,000	259,762,066
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Schwab Government Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.91%		08/09/22	30,000,000	29,970,393
		1.23%		08/09/22	44,600,000	44,540,571
		1.24%		08/09/22	12,951,000	12,933,652
		0.11%		08/11/22	36,300,000	36,295,659
		0.92%		08/11/22	150,000,000	149,843,944
		1.50%		08/15/22	62,700,000	62,810,458
		1.63%		08/15/22	88,400,000	88,565,827
		1.45%		08/16/22	200,000,000	199,629,061
		1.51%		08/16/22	350,000,000	349,326,739
		1.04%		08/18/22	100,000,000	99,861,200
		1.45%		08/23/22	100,000,000	99,786,381
		0.13%		08/31/22	90,000,000	90,007,350
		1.63%		08/31/22	34,000,000	34,087,912
		1.88%		08/31/22	100,000,000	100,300,372
		1.50%		09/15/22	30,000,000	30,088,562
		1.53%		09/15/22	67,935,000	67,717,004
		1.64%		09/15/22	80,000,000	79,724,711
		1.76%		09/15/22	234,000,000	233,132,783
		1.75%		09/29/22	250,000,000	248,909,375
		0.13%		09/30/22	30,000,000	30,002,901
		1.88%		09/30/22	15,000,000	15,064,746
		1.51%		10/11/22	45,000,000	44,809,005
		1.52%		10/11/22	175,000,000	174,251,292
		1.38%		10/15/22	75,000,000	75,007,222
		2.08%		10/18/22	27,000,000	26,831,268
		0.13%		10/31/22	50,400,000	50,196,956
(3 mo. US TBILL + 0.06%)	(a)	1.81%	07/01/22	10/31/22	283,500,000	283,498,722
		2.00%		10/31/22	30,000,000	30,103,904
		1.63%		11/15/22	20,000,000	20,089,197
		2.51%		12/29/22	150,000,000	148,133,437
(3 mo. US TBILL + 0.05%)	(a)	1.81%	07/01/22	01/31/23	115,400,000	115,416,431
		2.38%		01/31/23	50,000,000	49,929,757
		2.00%		02/15/23	29,700,000	29,871,164
		0.13%		02/28/23	27,000,000	26,696,632
		1.50%		02/28/23	45,600,000	45,600,000
		2.63%		02/28/23	38,600,000	38,789,554
		0.13%		03/31/23	42,000,000	41,355,781
		2.50%		03/31/23	31,600,000	31,805,985
		0.13%		04/30/23	9,000,000	8,845,681
(3 mo. US TBILL + 0.03%)	(a)	1.79%	07/01/22	07/31/23	159,000,000	159,002,614
(3 mo. US TBILL + 0.04%)	(a)	1.79%	07/01/22	10/31/23	325,000,000	325,033,101
Total U.S. Treasury Debt (Cost $9,018,799,641)						9,018,799,641
Total Investments in Securities (Cost $9,018,799,641)						9,018,799,641

(a)	Variable rate security; rate shown is effective rate at period end.

US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At June 30, 2022, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into
25
Schwab Government Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
26
Schwab Government Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Statement of Assets and Liabilities

As of June 30, 2022; unaudited
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$9,018,799,641
Receivables:
Fund shares sold		74,281,372
Interest		7,514,107
Prepaid expenses	+	363,296
Total assets		9,100,958,416
Liabilities
Payables:
Fund shares redeemed		89,359,366
Distributions to shareholders		2,619,629
Investment adviser and administrator fees		1,414,487
Due to custodian		9,581
Accrued expenses	+	227,273
Total liabilities		93,630,336
Net assets		$9,007,328,080
Net Assets by Source
Capital received from investors		$9,007,309,370
Total distributable earnings	+	18,710
Net assets		$9,007,328,080

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$5,829,855,792		5,829,297,497		$1.00
Ultra Shares	$3,177,472,288		3,177,108,604		$1.00

27
Schwab Government Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Statement of Operations

For the period January 1, 2022 through June 30, 2022; unaudited
Investment Income
Interest received from securities - unaffiliated		$16,943,803
Expenses
Investment adviser and administrator fees		9,997,766
Shareholder service fees:
Investor Shares		5,225,906
Registration fees		169,349
Portfolio accounting fees		91,715
Custodian fees		65,115
Professional fees		24,245
Shareholder reports		23,042
Independent trustees’ fees		21,563
Transfer agent fees		619
Other expenses	+	44,938
Total expenses		15,664,258
Expense reduction	–	5,693,576
Net expenses	–	9,970,682
Net investment income		6,973,121
REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		18,686
Increase in net assets resulting from operations		$6,991,807
28
Schwab Government Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/22-6/30/22		1/1/21-12/31/21
Net investment income		$6,973,121	$2,442,165
Net realized gains	+	18,686	36,463
Increase in net assets from operations		$6,991,807	$2,478,628
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($3,819,866)	($1,801,826)
Ultra Shares	+	(3,153,231)	(662,132)
Total distributions		($6,973,097)	($2,463,958)
TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		3,532,012,105	3,352,593,664
Ultra Shares	+	3,120,738,181	7,366,011,332
Total shares sold		6,652,750,286	10,718,604,996
Shares Reinvested
Investor Shares		1,478,445	1,270,465
Ultra Shares	+	1,568,241	471,471
Total shares reinvested		3,046,686	1,741,936
Shares Redeemed
Investor Shares		(5,171,599,055)	(7,183,136,807)
Ultra Shares	+	(3,794,578,572)	(5,776,830,785)
Total shares redeemed		(8,966,177,627)	(12,959,967,592)
Net transactions in fund shares		(2,310,380,655)	(2,239,620,660)
NET ASSETS
Beginning of period		$11,317,690,025	$13,557,296,015
Total decrease	+	(2,310,361,945)	(2,239,605,990)
End of period		$9,007,328,080	$11,317,690,025

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
29
Schwab Government Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS
Investor Shares	1/1/22– 6/30/22*	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.02	0.01
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	(0.01) [4]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.01	0.01
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]	(0.00) [3]	(0.02)	(0.01)	(0.01)
Distributions from net realized gains	—	(0.00) [3]	(0.00) [3]	(0.00) [3]	—	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]	(0.00) [3]	(0.02)	(0.01)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.10% [5]	0.01%	0.27%	1.89%	1.51%	0.58%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.23% [6,7]	0.06% [7]	0.30% [7,8]	0.35%	0.35%	0.33% [7,9]
Gross operating expenses	0.35% [6]	0.35%	0.46%	0.48%	0.49%	0.54%
Net investment income (loss)	0.20% [6]	0.01%	0.27%	1.86%	1.57%	0.65%
Net assets, end of period (x 1,000,000)	$6,300	$5,632	$7,573	$10,820	$7,545	$3,125

*	Unaudited.
[1]	Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[5]	Not annualized.
[6]	Annualized.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
[9]	Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
30
Schwab Government Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
FINANCIAL HIGHLIGHTS (continued)
Ultra Shares	1/1/22– 6/30/22*	1/1/21– 12/31/21	9/24/20 [1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	—	(0.00) [3]	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00
Total return	0.14% [4]	0.01%	0.00% [4,5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.15% [6,7]	0.06% [7]	0.16% [6,7]
Gross operating expenses	0.20% [6]	0.20%	0.21% [6]
Net investment income (loss)	0.32% [6]	0.01%	0.01% [6]
Net assets, end of period (x 1,000,000)	$4,609	$2,244	$1,754

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Percentage was less than 0.005%.
[6]	Annualized.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
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Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. TREASURY DEBT 17.4% OF NET ASSETS
UNITED STATES TREASURY
		0.09%		07/14/22	39,800,000	39,798,706
		0.13%		07/31/22	29,200,000	29,201,205
(3 mo. US TBILL + 0.06%)	(a)	1.81%	07/01/22	07/31/22	182,500,000	182,500,364
		1.88%		07/31/22	41,400,000	41,461,346
		0.91%		08/09/22	20,000,000	19,980,262
		0.11%		08/11/22	25,300,000	25,296,975
		1.50%		08/15/22	110,700,000	110,894,684
		1.63%		08/15/22	61,600,000	61,715,554
		0.13%		08/31/22	94,000,000	94,007,432
		1.63%		08/31/22	59,700,000	59,847,788
		1.88%		08/31/22	26,000,000	26,078,097
		1.50%		09/15/22	113,700,000	114,035,010
		1.76%		09/15/22	116,000,000	115,570,098
		0.13%		09/30/22	55,900,000	55,905,168
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Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.75%		09/30/22	38,000,000	38,157,286
		1.88%		09/30/22	24,600,000	24,706,184
		1.51%		10/11/22	30,000,000	29,872,670
		1.52%		10/11/22	25,000,000	24,893,042
		2.08%		10/18/22	23,000,000	22,856,265
		0.13%		10/31/22	34,100,000	33,962,623
(3 mo. US TBILL + 0.06%)	(a)	1.81%	07/01/22	10/31/22	91,000,000	90,999,805
		1.63%		11/15/22	24,900,000	25,011,051
(3 mo. US TBILL + 0.05%)	(a)	1.81%	07/01/22	01/31/23	54,900,000	54,905,998
		2.00%		02/15/23	20,500,000	20,618,143
		0.13%		02/28/23	21,000,000	20,764,047
		1.50%		02/28/23	29,400,000	29,400,000
		2.63%		02/28/23	27,000,000	27,132,589
		0.13%		03/31/23	38,000,000	37,416,947
		2.50%		03/31/23	20,400,000	20,532,978
		0.13%		04/30/23	107,000,000	105,166,305
(3 mo. US TBILL + 0.03%)	(a)	1.79%	07/01/22	04/30/23	28,000,000	28,002,119
(3 mo. US TBILL + 0.03%)	(a)	1.79%	07/01/22	07/31/23	216,000,000	216,003,140
(3 mo. US TBILL + 0.04%)	(a)	1.79%	07/01/22	10/31/23	68,700,000	68,709,206
Total U.S. Treasury Debt (Cost $1,895,403,087)						1,895,403,087

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 72.8% OF NET ASSETS
U.S. TREASURY REPURCHASE AGREEMENTS 72.8%
BARCLAYS BANK PLC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	5,417,967	5,417,734
(Collateralized by U.S. Treasury Securities valued at $5,526,327, 2.00%, due 11/15/26)
BNP PARIBAS SA
Issued 05/05/22, repurchase date 07/05/22		0.97%		07/05/22	64,105,191	64,000,000
(Collateralized by U.S. Treasury Securities valued at $65,387,309, 0.38% - 7.25%, due 08/15/22 - 05/15/47)
Issued 05/11/22, repurchase date 09/12/22		1.36%		07/07/22	417,897,940	417,000,000
(Collateralized by U.S. Treasury Securities valued at $427,332,486, 0.13% - 7.25%, due 08/15/22 - 05/15/51)
DEUTSCHE BANK AG (NEW YORK BRANCH)
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	50,002,153	50,000,000
(Collateralized by U.S. Treasury Securities valued at $51,002,218, 0.13% - 2.63%, due 07/15/22 - 02/15/52)
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	6,410,275,986	6,410,000,000
(Collateralized by U.S. Treasury Securities valued at $6,410,276,066, 0.13% - 2.50%, due 11/15/22 - 05/15/31)
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Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
JP MORGAN SECURITIES LLC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	1,000,043,056	1,000,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,000,001, 0.00% - 5.25%, due 07/31/22 - 05/15/52)
						7,946,417,734
Total Repurchase Agreements (Cost $7,946,417,734)						7,946,417,734
Total Investments in Securities (Cost $9,841,820,821)						9,841,820,821

(a)	Variable rate security; rate shown is effective rate at period end.

US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At June 30, 2022, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Treasury Obligations Money Fund
Statement of Assets and Liabilities

As of June 30, 2022; unaudited
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$1,895,403,087
Repurchase agreements, at cost and value — unaffiliated (Note 2a)		7,946,417,734
Receivables:
Fund shares sold		1,165,450,559
Interest		6,040,772
Prepaid expenses	+	133,119
Total assets		11,013,445,271
Liabilities
Payables:
Fund shares redeemed		98,114,401
Distributions to shareholders		4,242,801
Investment adviser and administrator fees		1,316,367
Due to custodian		9,409
Accrued expenses	+	187,217
Total liabilities		103,870,195
Net assets		$10,909,575,076
Net Assets by Source
Capital received from investors		$10,909,564,591
Total distributable earnings	+	10,485
Net assets		$10,909,575,076

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$6,300,286,531		6,300,236,285		$1.00
Ultra Shares	$4,609,288,545		4,609,284,445		$1.00

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Schwab Government Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Statement of Operations

For the period January 1, 2022 through June 30, 2022; unaudited
Investment Income
Interest received from securities - unaffiliated		$17,105,846
Expenses
Investment adviser and administrator fees		7,310,500
Shareholder service fees:
Investor Shares		3,951,191
Portfolio accounting fees		83,076
Registration fees		79,728
Custodian fees		55,489
Professional fees		20,684
Independent trustees’ fees		18,778
Shareholder reports		18,609
Transfer agent fees		612
Other expenses	+	31,705
Total expenses		11,570,372
Expense reduction	–	3,737,231
Net expenses	–	7,833,141
Net investment income		9,272,705
REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		10,442
Increase in net assets resulting from operations		$9,283,147
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Schwab Government Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/22-6/30/22		1/1/21-12/31/21
Net investment income		$9,272,705	$1,020,536
Net realized gains	+	10,442	141,307
Increase in net assets from operations		$9,283,147	$1,161,843
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($5,335,626)	($830,558)
Ultra Shares	+	(3,937,036)	(312,394)
Total distributions		($9,272,662)	($1,142,952)
TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		4,279,627,309	4,104,127,424
Ultra Shares	+	4,832,864,570	5,204,907,250
Total shares sold		9,112,491,879	9,309,034,674
Shares Reinvested
Investor Shares		1,991,969	612,767
Ultra Shares	+	1,445,454	247,243
Total shares reinvested		3,437,423	860,010
Shares Redeemed
Investor Shares		(3,612,957,933)	(6,045,832,432)
Ultra Shares	+	(2,469,147,623)	(4,714,777,107)
Total shares redeemed		(6,082,105,556)	(10,760,609,539)
Net transactions in fund shares		3,033,823,746	(1,450,714,855)
NET ASSETS
Beginning of period		$7,875,740,845	$9,326,436,809
Total increase (decrease)	+	3,033,834,231	(1,450,695,964)
End of period		$10,909,575,076	$7,875,740,845

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Government Money Funds  |  Semiannual Report
See financial notes

Schwab Government Money Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Government Money Fund offers three share classes: Sweep Shares, Investor Shares and Ultra Shares. Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund, each offer two share classes, Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Government Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
•   Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2022, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: (Schwab U.S. Treasury Money Fund may not invest in repurchase agreements) In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2022, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Government Money Fund	$27,325,690,818
Schwab Treasury Obligations Money Fund	7,946,417,734
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Schwab Government Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In March 2020, the FASB issued Accounting Standards Update “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU 2020-04), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered based reference rates at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures,
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Schwab Government Money Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk.(Applies only to Schwab Government Money Fund and Schwab Treasury Obligations Money Fund) When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when a fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause a fund’s share price or yield to fall.
Certain U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
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Schwab Government Money Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this shareholder report, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the fund’s investment strategies, performance, yield, expenses, operations and continued viability.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables Sweep Shares of the Schwab Government Money Fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in such funds based on the amounts set forth below.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. The sweep administration fee and shareholder servicing fee paid to Schwab are based on the average daily net asset value of a fund’s shares owned by shareholders holding shares through Schwab.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	SHAREHOLDER SERVICING FEE	SWEEP ADMINISTRATION FEE
Schwab Government Money Fund
Sweep Shares	0.15%	0.10%
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Schwab U.S. Treasury Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Schwab Treasury Obligations Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with each fund, for so long as the investment adviser serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:

Schwab Government Money Fund
Sweep Shares	0.44%
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab U.S. Treasury Money Fund
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab Treasury Obligations Money Fund
Investor Shares	0.34%
Ultra Shares	0.19%
During the period ended June 30, 2022, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreement, and a portion was waived voluntarily.
	CONTRACTUAL EXPENSE LIMITATION WAIVED AMOUNT	VOLUNTARY YIELD WAIVER/ REIMBURSEMENT AMOUNT	TOTAL WAIVED AMOUNT
Schwab Government Money Fund	$1,193,150	$25,451,871	$26,645,021
Schwab U.S. Treasury Money Fund	440,586	5,252,990	5,693,576
Schwab Treasury Obligations Money Fund	308,682	3,428,549	3,737,231
Voluntary Yield Waiver/Reimbursement
The investment adviser and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each class of a fund.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to the Trustees and Officers) in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2022, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab Government Money Fund	$—	$523,126,211	$0
Schwab U.S. Treasury Money Fund	—	—	—
Schwab Treasury Obligations Money Fund	—	—	—

Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2022, the tax basis cost of the funds’ investments was as follows:
TAX COST
Schwab Government Money Fund	$36,399,322,309
Schwab U.S. Treasury Money Fund	9,018,799,641
Schwab Treasury Obligations Money Fund	9,841,820,821
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Financial Notes, unaudited (continued)

7. Federal Income Taxes (continued):
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2022. The tax-basis components of distributions paid during the year ended December 31, 2021 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Government Money Fund	$7,827,838	$6,279
Schwab U.S. Treasury Money Fund	2,442,165	21,793
Schwab Treasury Obligations Money Fund	1,040,488	102,464
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2021, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Shareholder Vote Results  (Unaudited)

An adjourned Special Meeting of Shareholders of The Charles Schwab Family of Funds (the “Trust”) was held on June 14, 2022, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Richard A. Wurster, Michael J. Beer, Robert W. Burns, Nancy F. Heller, David L. Mahoney, Jane P. Moncreiff, Kiran M. Patel, Kimberly S. Patmore, and J. Derek Penn. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	43,824,068,459.769	4,913,609,626.434
Richard A. Wurster	44,130,639,925.330	4,607,038,160.873
Michael J. Beer	44,133,522,767.969	4,604,155,318.234
Robert W. Burns	44,113,097,923.941	4,624,580,162.262
Nancy F. Heller	44,253,687,915.276	4,483,990,170.927
David L. Mahoney	43,236,148,053.937	5,501,530,032.266
Jane P. Moncreiff	44,248,881,171.347	4,488,796,914.856
Kiran M. Patel	44,063,143,583.435	4,674,534,502.768
Kimberly S. Patmore	44,124,853,956.622	4,612,824,129.581
J. Derek Penn	44,116,668,865.038	4,621,009,221.165
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 16, 2022 and June 8, 2022, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 8, 2022 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.	the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage

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firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s operation as a government money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of such Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Funds from exceeding a specified cap, as well as historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The Trustees also considered fees charged by the investment adviser to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts and any differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of such Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has shared any economies of scale with the Funds by investing in the investment adviser’s infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of

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such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the
Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 104 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	104	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	104	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	104	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	104	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired.	104	Director (2008 – present), KLA-Tencor Corporation
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	104	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	104	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Co-Chairman of the Board (July 2022 – present), Director and Chief Executive Officer (Oct. 2008 – present) and President (Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present), Chief Executive Officer (Aug. 2017 – present), and President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	104	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Managing Director (Jan. 2022 – present), Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (Feb. 2018 – Apr. 2022), The Charles Schwab Corporation; Managing Director (May 2022 – present) and Senior Executive Vice President (July 2015 – May 2022), Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – Apr. 2020), Charles Schwab Bank, SSB; Director (Nov. 2017 – Apr. 2020), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present) and Chief Financial Officer (Feb. 2016 – Aug. 2017), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	104	None

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Mar. 2019 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Managing Director (May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Director (July 2020 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Government Money Funds  |  Semiannual Report

Notes

Notes

Schwab Government Money Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR32957-17
00276316

Semiannual Report  |  June 30, 2022
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management, leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds, and has overall responsibility for all aspects of the management of the funds. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Kevin Shaughnessy, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2000, Mr. Shaughnessy spent four years as a portfolio manager with Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund, as well as short duration, private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2008, Mr. Ullyatt was a vice president and portfolio manager at OppenheimerFunds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in OppenheimerFunds’ municipal bond and money market departments.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund as of June 30, 2022

The Schwab Municipal Money Fund’s (the fund) goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country and from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2022, interest rates rose as a result of persistently high inflation brought on by a tight labor market, supply chain constraints, and rising energy prices in the wake of COVID-19 and the war in Ukraine. After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate three times between March and June to end the reporting period in a range of 1.50% to 1.75%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet.
Starting in mid-March, as interest rates rose, yields on muni money funds climbed, increasing their attractiveness to investors. Given expectations of further rate hikes throughout the remainder of the year along with persistently high inflation, longer-term bond and equity markets weakened. Some investors sought an escape from the volatility of these markets by shifting to muni money market funds. The yield on the SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—began the reporting period at 0.10%, hit a reporting-period high of 0.98% in late June, then fell back slightly to end the reporting period at 0.91% as demand eclipsed supply.
Outside the United States, major central banks grappled with similar economic conditions. After holding its policy rate unchanged since March 2016, at 0.00%, the European Central Bank announced in June its intention to raise interest rates in July for the first time in 11 years. Also in June, the Bank of England raised its key official bank rate for the fifth consecutive time, to 1.25%, bringing borrowing costs to a 13-year high as the Bank of England wrestled with soaring inflation. In contrast, the Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged from 2016, and vowed to defend its cap on bond yields with unlimited buying, as opposed to the monetary tightening being employed in many other countries around the globe.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. In expectation of, and in response to, the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) was shortened over the reporting period. The fund’s WAM began the period at 33 days and ended it at 12 days, near historic lows.

Management views and portfolio holdings may have changed since the report date.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund
Performance and Fund Facts as of June 30, 2022

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	12 Days
Largest Holdings by State % of Investments4

Portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund
Performance and Fund Facts as of June 30, 2022 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Municipal Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWTXX	SWOXX
Minimum Initial Investment[2]	None	$1,000,000
Seven-Day Yield (with waivers)[3]	0.66%	0.81%
Seven-Day Yield (without waivers)[3]	0.65%	0.80%
Seven-Day Effective Yield (with waivers)[3]	0.66%	0.81%
Seven-Day Taxable Equivalent Effective Yield[3,4]	1.11%	1.37%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Due to a special distribution of ordinary income, the fund’s stated yields temporarily increased in October and December 2021.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[4]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%. Your tax rate may be different.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab AMT Tax-Free Money Fund as of June 30, 2022

The Schwab AMT Tax-Free Money Fund’s (the fund) goal is to seek the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in money market securities from states and municipal (muni) agencies around the country and from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2022, interest rates rose as a result of persistently high inflation brought on by a tight labor market, supply chain constraints, and rising energy prices in the wake of COVID-19 and the war in Ukraine. After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate three times between March and June to end the reporting period in a range of 1.50% to 1.75%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet.
Starting in mid-March, as interest rates rose, yields on muni money funds climbed, increasing their attractiveness to investors. Given expectations of further rate hikes throughout the remainder of the year along with persistently high inflation, longer-term bond and equity markets weakened. Some investors sought an escape from the volatility of these markets by shifting to muni money market funds. The yield on the SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—began the reporting period at 0.10%, hit a reporting-period high of 0.98% in late June, then fell back slightly to end the reporting period at 0.91% as demand eclipsed supply.
Outside the United States, major central banks grappled with similar economic conditions. After holding its policy rate unchanged since March 2016, at 0.00%, the European Central Bank announced in June its intention to raise interest rates in July for the first time in 11 years. Also in June, the Bank of England raised its key official bank rate for the fifth consecutive time, to 1.25%, bringing borrowing costs to a 13-year high as the Bank of England wrestled with soaring inflation. In contrast, the Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged from 2016, and vowed to defend its cap on bond yields with unlimited buying, as opposed to the monetary tightening being employed in many other countries around the globe.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. In expectations of, and in response to, the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) was shortened over the reporting period. The fund’s WAM began the period at 27 days and ended it at 12 days, near historic lows.

Management views and portfolio holdings may have changed since the report date.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab AMT Tax-Free Money Fund
Performance and Fund Facts as of June 30, 2022

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments4

Statistics
Weighted Average Maturity[3]	12 Days
Largest Holdings by State % of Investments5

Portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Less than 0.05%.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab AMT Tax-Free Money Fund
Performance and Fund Facts as of June 30, 2022 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab AMT Tax-Free Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWWXX	SCTXX
Minimum Initial Investment[2]	None	$1,000,000
Seven-Day Yield (with waivers)[3]	0.64%	0.79%
Seven-Day Yield (without waivers)[3]	0.61%	0.76%
Seven-Day Effective Yield (with waivers)[3]	0.64%	0.79%
Seven-Day Taxable Equivalent Effective Yield[3,4]	1.08%	1.34%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Due to a special distribution of ordinary income, the fund’s stated yields temporarily increased in December 2021.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[4]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%. Your tax rate may be different.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2022 and held through June 30, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	BEGINNING ACCOUNT VALUE AT 1/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 6/30/22	EXPENSES PAID DURING PERIOD 1/1/22-6/30/22[3]
Schwab Municipal Money Fund
Investor Shares
Actual Return	0.28%	$1,000.00	$1,001.00	$1.39
Hypothetical 5% Return	0.28%	$1,000.00	$1,023.41	$1.40
Ultra Shares
Actual Return	0.18%	$1,000.00	$1,001.50	$0.89
Hypothetical 5% Return	0.18%	$1,000.00	$1,023.90	$0.90
Schwab AMT Tax-Free Money Fund
Investor Shares
Actual Return	0.27%	$1,000.00	$1,001.00	$1.34
Hypothetical 5% Return	0.27%	$1,000.00	$1,023.46	$1.35
Ultra Shares
Actual Return	0.18%	$1,000.00	$1,001.40	$0.89
Hypothetical 5% Return	0.18%	$1,000.00	$1,023.90	$0.90

[1]	Based on the most recent six-month expense ratio.
[2]	Expense ratio (annualized) reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
[3]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

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Schwab Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS
Investor Shares	1/1/22– 6/30/22*	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.01	0.00 [3]
Net realized and unrealized gains (losses)	(0.00) [3]	0.00 [3]	0.00 [3]	0.00 [3]	(0.00) [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.01	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]	(0.00) [3]	(0.01)	(0.01)	(0.00) [3]
Distributions from net realized gains	—	(0.00) [3]	—	—	—	—
Total distributions	(0.00) [3]	(0.00) [3]	(0.00) [3]	(0.01)	(0.01)	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.10% [4]	0.02%	0.35%	1.20%	1.15%	0.48%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.28% [5,6]	0.11% [6]	0.29% [6,7]	0.34%	0.34%	0.42% [8]
Gross operating expenses	0.35% [5]	0.35%	0.45%	0.48%	0.48%	0.53%
Net investment income (loss)	0.24% [5]	0.01%	0.35%	1.19%	1.17%	0.50%
Net assets, end of period (x 1,000,000)	$2,468	$1,597	$2,041	$2,674	$2,735	$822

*	Unaudited.
[1]	Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Annualized.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
[7]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
[8]	Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)
Ultra Shares	1/1/22– 6/30/22*	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1,2]
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.00 [4]	0.00 [4]	0.00 [4]	0.01	0.01	0.01
Net realized and unrealized gains (losses)	(0.00) [4]	0.00 [4]	0.00 [4]	0.00 [4]	(0.00) [4]	0.00 [4]
Total from investment operations	0.00 [4]	0.00 [4]	0.00 [4]	0.01	0.01	0.01
Less distributions:
Distributions from net investment income	(0.00) [4]	(0.00) [4]	(0.00) [4]	(0.01)	(0.01)	(0.01)
Distributions from net realized gains	—	(0.00) [4]	—	—	—	—
Total distributions	(0.00) [4]	(0.00) [4]	(0.00) [4]	(0.01)	(0.01)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.15% [5]	0.02%	0.44%	1.35%	1.30%	0.67%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.18% [6,7]	0.11% [7]	0.19% [7,8]	0.19%	0.19%	0.22% [9]
Gross operating expenses	0.20% [6]	0.20%	0.30%	0.33%	0.33%	0.47%
Net investment income (loss)	0.35% [6]	0.01%	0.45%	1.33%	1.31%	0.71%
Net assets, end of period (x 1,000,000)	$10,963	$6,405	$9,948	$13,010	$12,748	$5,832

*	Unaudited.
[1]	Effective October 3, 2017, the share class name of Premier Shares was changed to Ultra Shares.
[2]	Effective November 17, 2017, the Select Shares merged into Ultra Shares.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Per-share amount was less than $0.005.
[5]	Not annualized.
[6]	Annualized.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
[9]	Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 97.8% OF NET ASSETS
ALABAMA 1.5%
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	1.05%		07/07/22	11,000,000	11,000,000
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	1.05%		07/07/22	10,550,000	10,550,000
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,390,000	2,390,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	1.05%		07/07/22	1,645,000	1,645,000
Birmingham Water Works Board
Water Refunding RB Series 2015A (ESCROW) (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.96%		07/07/22	22,500,000	22,500,000
Black Belt Energy Gas District
Gas Prepay RB Series 2018B1 (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.97%		07/07/22	12,855,000	12,855,000
Huntsville Health Care Auth
CP		1.18%		07/22/22	23,500,000	23,500,000
RB Series 2020B (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.95%		07/07/22	3,820,000	3,820,000
RB Series 2020B (LOC: BANK OF AMERICA NA)	(a)(c)(d)	0.95%		07/07/22	4,420,000	4,420,000
Millport IDA
IDRB (Steel Dust Recycling) Series 2007 (LOC: COMERICA BANK)	(a)(b)	1.03%		07/07/22	2,885,000	2,885,000
IDRB (Steel Dust Recycling) Series 2011 (LOC: COMERICA BANK)	(a)(b)	1.03%		07/07/22	10,000,000	10,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	(a)(b)	0.99%		07/07/22	35,000,000	35,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK ABP)	(a)(b)	0.99%		07/07/22	10,000,000	10,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	(a)(b)	0.99%		07/07/22	27,640,000	27,640,000
Mobile Solid Waste Auth
RB (Waste Management/Chastang) Series 2003 (LOC: WELLS FARGO BANK NA)	(a)(b)	0.95%		07/07/22	4,175,000	4,175,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013	(a)(b)	0.99%		07/07/22	15,000,000	15,000,000
Troy Health Care Auth
Lease RB (Southeast AL Rural Health Assoc) Series 2003 (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.94%		07/07/22	1,250,000	1,250,000
						198,630,000
ARIZONA 0.5%
Arizona Health Facilities Auth
RB (Banner Health) Series 2015C (LOC: BANK OF AMERICA NA)	(a)(b)	0.63%		07/01/22	900,000	900,000
Arizona IDA
Hospital Refunding RB (Phoenix Children’s Hospital) Series 2019A (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	0.63%		07/01/22	3,000,000	3,000,000
Maricopa Cnty IDA
Hospital RB (HonorHealth) Series 2021C (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	10,500,000	10,500,000
RB (Banner Health) Series 2017D (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	1,670,000	1,670,000
RB (Banner Health) Series 2019E 2019D 2019F (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	32,470,000	32,470,000
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: COBANK ACB)	(a)(b)	1.03%		07/07/22	6,750,000	6,750,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: BANK OF NOVA SCOTIA)	(a)(b)	0.95%		07/07/22	10,715,000	10,715,000
						66,005,000
ARKANSAS 0.7%
Osceola
Solid Waste Disposal RB (Plum Point Energy) Series 2006 (LOC: GOLDMAN SACHS BANK USA)	(a)(b)	0.92%		07/07/22	100,000,000	100,000,000
CALIFORNIA 4.5%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	(a)(b)	1.00%		07/07/22	2,475,000	2,475,000
California
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	14,000,000	14,000,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		1.07%		07/19/22	25,000,000	25,000,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		1.35%		08/30/22	25,000,000	25,000,000
GO CP Series A3 (LOC: UBS AG)		1.07%		07/06/22	3,500,000	3,500,000
GO CP Series A7 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.85%		07/06/22	21,000,000	21,000,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.85%		08/09/22	23,320,000	23,320,000
RB (Kaiser Permanente) Series 2006E		1.60%		10/11/22	3,165,000	3,165,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: CITIBANK NA)	(a)(c)(d)	0.94%		07/07/22	10,600,000	10,600,000
California Infrastructure & Economic Development Bank
IDRB (Kruger & Sons) Series 2002 (LOC: BANK OF THE WEST)	(a)(b)	0.99%		07/07/22	1,320,000	1,320,000
California Pollution Control Financing Auth
Solid Waste Disposal RB (Sierra Pacific Ind) Series 2014 (LOC: WELLS FARGO BANK NA)	(a)(b)	0.95%		07/07/22	5,000,000	5,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California Statewide Communities Development Auth
M/F Housing RB (David Ave Apt) Series 2007WW (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	1.07%		07/07/22	5,300,000	5,300,000
M/F Housing RB (Imperial Park Apts) Series 2007OO (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	1.07%		07/07/22	10,620,000	10,620,000
RB (Kaiser Permanente) Series 2004E		0.20%		07/12/22	5,455,000	5,455,000
RB (Kaiser Permanente) Series 2004E		0.21%		07/13/22	710,000	710,000
RB (Kaiser Permanente) Series 2004E		1.45%		09/13/22	21,000,000	21,000,000
RB (Kaiser Permanente) Series 2004E		1.60%		10/11/22	14,000,000	14,000,000
RB (Kaiser Permanente) Series 2004I		0.83%		08/02/22	4,700,000	4,700,000
RB (Kaiser Permanente) Series 2004I		0.26%		08/03/22	3,000,000	2,998,322
RB (Kaiser Permanente) Series 2004I		1.60%		10/11/22	10,350,000	10,350,000
RB (Kaiser Permanente) Series 2004K		0.20%		07/06/22	15,120,000	15,120,000
RB (Kaiser Permanente) Series 2004K		0.21%		07/13/22	15,600,000	15,600,000
RB (Kaiser Permanente) Series 2004K		0.83%		08/02/22	27,890,000	27,890,000
RB (Kaiser Permanente) Series 2008B		0.31%		08/03/22	4,680,000	4,680,000
RB (Kaiser Permanente) Series 2008C		0.20%		07/12/22	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2008C		0.83%		08/10/22	10,000,000	10,000,000
RB (Kaiser Permanente) Series 2009B1		0.35%		08/04/22	13,000,000	13,000,000
RB (Kaiser Permanente) Series 2009B3		0.35%		08/04/22	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2009B5		0.20%		07/12/22	300,000	300,000
RB (Kaiser Permanente) Series 2009B5		0.30%		08/02/22	22,450,000	22,450,000
RB (Kaiser Permanente) Series 2009B5		0.35%		08/04/22	10,000,000	10,000,000
RB (Kaiser Permanente) Series 2009B5		0.83%		08/10/22	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2009B6		1.62%		10/11/22	36,700,000	36,700,000
Emeryville Successor Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	1.05%		07/07/22	57,715,000	57,715,000
Golden Gate Bridge & Highway District
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		1.25%		08/17/22	11,500,000	11,500,000
Irvine Ranch Water District
GO Refunding Bonds Series 2011A1 (SIFMA Municipal Swap Index + 0.06%)	(a)	0.97%	07/07/22	03/01/23	5,000,000	5,000,000
GO Refunding Bonds Series 2011A2 (SIFMA Municipal Swap Index + 0.06%)	(a)	0.97%	07/07/22	03/01/23	5,000,000	5,000,000
Jurupa USD
GO Bonds Series 2017B (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	3,205,000	3,205,000
Livermore Valley Joint USD
GO Bonds Series 2019 (LIQ: DEUTSCHE BANK AG)	(a)(c)(d)	0.99%		07/07/22	1,600,000	1,600,000
Lodi USD
GO Bonds Series 2021 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	3,085,000	3,085,000
Long Beach USD
GO Bonds Series 2016A&2008E (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	10,000,000	10,000,000
GO Bonds Series 2016B		5.00%		08/01/22	620,000	622,503
Los Angeles
Wastewater System Refunding RB Series 2015C & D (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	(a)(c)(d)	1.06%	07/07/22	12/01/22	7,475,000	7,475,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Los Angeles Cnty Metropolitan Transportation Auth
Sr Sales Tax RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	5,000,000	5,000,000
Los Angeles Dept of Airports
Sub RB Series 2016A, 2017A, 2018A, 2018C, 2019F (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.97%		07/07/22	1,030,000	1,030,000
Los Angeles Dept of Water & Power
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,000,000	2,000,000
Los Angeles USD
GO Refunding Bonds Series 2017A		5.00%		07/01/22	150,000	150,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)(c)	1.00%		07/07/22	5,000,000	5,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	0.98%		07/07/22	3,000,000	3,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.00%		07/07/22	700,000	700,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	0.98%		07/07/22	9,000,000	9,000,000
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	15,845,000	15,845,000
San Diego Cnty Water Auth
CP Series 10 (LIQ: BANK OF THE WEST)		1.07%		07/06/22	8,600,000	8,600,000
San Diego Public Facilities Financing Auth
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		0.22%		07/14/22	15,000,000	15,000,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2020C1 (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	4,500,000	4,500,000
GO BondsSeries 2019F1		4.00%		08/01/22	140,000	140,448
Sales Tax RB Series 2019A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	1,765,000	1,765,000
San Francisco Public Utilities Commission
Wastewater CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.03%		08/02/22	12,715,000	12,715,000
Water RB Series 2017A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	5,000,000	5,000,000
San Jose
Sub Airport CP Notes Series B (LOC: BANK OF AMERICA NA)		1.60%		10/27/22	10,000,000	10,000,000
Santa Clara Cnty
Lease RB Series 2019A (LIQ: CITIBANK NA)	(a)(c)(d)	0.94%		07/07/22	2,540,000	2,540,000
Univ of California
General RB Series 2014AM (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	950,000	950,000
Limited Project RB Series 2015I (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	5,550,000	5,550,000
						608,941,273
COLORADO 1.6%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)	(a)(b)	0.94%		07/07/22	29,000,000	29,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Colorado Health Facilities Auth
Hospital RB (Advent Health) Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,420,000	2,420,000
RB (Children’s Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.68%		07/01/22	17,585,000	17,585,000
RB (CommonSpirit Health) Series 2019A2 (LOC: BANK OF AMERICA NA)	(a)(c)(d)	0.96%		07/07/22	2,250,000	2,250,000
RB (CommonSpirit Health) Series 2019A2 (LOC: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	13,410,000	13,410,000
RB (CommonSpirit Health) Series 2019A2 (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	3,000,000	3,000,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: CITIBANK NA)	(a)(c)(d)	0.94%		07/07/22	10,175,000	10,175,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	16,500,000	16,500,000
Colorado Housing & Finance Auth
M/F Housing RB (Terrace Park Apartments) Series 2007 (LOC: US BANK NATIONAL ASSOCIATION)	(a)(b)	0.93%		07/07/22	10,860,000	10,860,000
S/F Mortgage Class I Bonds Series 2017E (LIQ: BANK OF AMERICA NA)	(a)(b)	1.01%		07/07/22	14,000,000	14,000,000
Colorado Springs
Utility System Improvement RB Series 2007A (LIQ: TD BANK NA)	(a)(b)	0.88%		07/07/22	23,385,000	23,385,000
Colorado State Univ
System Enterprise RB Series 2015D (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	10,000,000	10,000,000
Denver
Airport Sub RB Series 2018A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.25%)	(a)(c)(d)	1.16%	07/07/22	12/01/22	4,000,000	4,000,000
Wastewater Enterprise RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.71%		07/01/22	2,375,000	2,375,000
Denver SD #1
GO Bonds Series 2017		5.00%		12/01/22	160,000	163,144
Univ of Colorado Hospital Auth
Refunding RB Series 2017B-1	(a)(b)	0.91%		07/07/22	36,605,000	36,605,000
Refunding RB Series 2017B-2	(a)(b)	0.91%		07/07/22	13,895,000	13,895,000
Weld Cnty SD #4
GO Bonds Series 2016 (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	5,000,000	5,000,000
						214,623,144
CONNECTICUT 0.2%
Connecticut Health & Educational Facilities Auth
RB (Trinity Health) Series 2016CT (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.95%		07/07/22	3,750,000	3,750,000
Connecticut HFA
Housing Mortgage Finance Bonds Series 2018C4 (LIQ: TD BANK NA)	(a)(b)	0.94%		07/07/22	19,850,000	19,850,000
						23,600,000
DELAWARE 0.1%
Delaware Health Facilities Auth
Refunding RB (Christiana Care Health Services) Series 2020A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.95%		07/07/22	12,550,000	12,550,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New Castle Cnty
Airport Facility RB (FlightSafety) Series 2002	(a)(b)	1.00%		07/07/22	5,185,000	5,185,000
						17,735,000
DISTRICT OF COLUMBIA 1.7%
District Columbia Income Tax Revenue
Income Tax Secured RB Series 2019A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	895,000	895,000
District of Columbia
GO Bonds Series 2017B (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	42,000,000	42,000,000
GO Refunding Bonds Series 2017C (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	25,900,000	25,900,000
Income Tax Secured RB Series 2012C (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	12,465,000	12,465,000
RB (Pew Charitable Trusts) Series 2008A (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)(b)	0.91%		07/07/22	70,865,000	70,865,000
Refunding RB Series 2012A		5.00%		12/01/22	125,000	127,324
District of Columbia HFA
M/F Housing RB (Pentacle Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	1.01%		07/07/22	8,565,000	8,565,000
District of Columbia Water & Sewer Auth
Extendible CP Series A		1.35%	08/15/22	02/10/23	38,000,000	38,000,000
Public Utility Sr Lien RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.71%		07/01/22	9,700,000	9,700,000
Metropolitan Washington Airports Auth
Airport System RB Series 2009D1 (LOC: TD BANK NA)	(a)(b)	0.91%		07/07/22	9,310,000	9,310,000
Airport System Refunding RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.99%		07/07/22	7,725,000	7,725,000
Airport System Refunding RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	1.01%		07/07/22	7,665,000	7,665,000
						233,217,324
FLORIDA 4.4%
Brevard Cnty HFA
M/F Housing RB (Timber Trace Apts) Series 2007 (LOC: CITIBANK NA)	(a)(b)	0.97%		07/07/22	9,180,000	9,179,916
Broward Cnty
Airport Facility RB (Embraer Aircraft Holding) Series 2007A (LOC: CITIBANK NA)	(a)(b)	0.93%		07/07/22	11,500,000	11,500,000
Port Facilities RB Series 2019B (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.98%		07/07/22	6,970,000	6,970,000
Port Facilities RB Series 2019B (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	1.00%		07/07/22	815,000	815,000
Broward Cnty HFA
M/F Housing RB (Palms of Deerfield Beach Apts) Series 2006 (LOC: CITIBANK NA)	(a)(b)	0.97%		07/07/22	3,140,000	3,140,000
M/F Housing RB (Sailboat Bend Artist Lofts) Series 2006 (LOC: CITIBANK NA)	(a)(b)	0.96%		07/07/22	1,100,000	1,100,000
Collier Cnty Health Facilities Auth
RB (Cleveland Clinic) Series 2003C1		1.47%		09/16/22	40,675,000	40,675,000
Florida
GO Bonds Series 2018A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.96%		07/07/22	4,075,000	4,075,000
Florida Development Finance Corp
RB (Brightline Florida Passenger Rail) Series 2021A (ESCROW)		0.30%		07/01/22	57,840,000	57,775,630
RB (Brightline Florida Passenger Rail) Series 2021A (ESCROW)	(e)	2.90%	07/01/22	04/04/23	500,000	500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.98%		07/07/22	8,775,000	8,775,000
M/F Housing RB (Hudson Ridge Apts) Series 2008L (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	0.96%		07/07/22	1,130,000	1,130,000
M/F Mortgage RB (Boynton Bay Apts) Series 2007I (LOC: CITIBANK NA)	(a)(b)	0.97%		07/07/22	7,725,000	7,725,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: CITIBANK NA)	(a)(b)	1.00%		07/07/22	2,995,000	2,995,000
M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.99%		07/07/22	7,100,000	7,100,000
M/F Mortgage RB (Mariner’s Cay Apts) Series 2008M (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.90%		07/07/22	2,160,000	2,160,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.99%		07/07/22	5,100,000	5,100,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: CITIBANK NA)	(a)(b)	1.00%		07/07/22	3,055,000	3,055,000
M/F Mortgage RB (St. Andrews Pointe Apts) Series 2003E1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.98%		07/07/22	5,630,000	5,630,000
M/F Mortgage Refunding RB (Grand Reserve at Lee Vista) Series 2004L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.97%		07/07/22	11,810,000	11,810,000
M/F Mortgage Refunding RB (Grand Reserve at Maitland Park) Series 2004M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.97%		07/07/22	4,200,000	4,200,000
Florida Local Government Finance Commission
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		1.03%		07/05/22	21,423,000	21,423,000
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		1.10%		08/03/22	15,000,000	15,000,000
Florida State Board of Education
Public Education Capital Outlay Refunding Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.71%		07/01/22	3,625,000	3,625,000
Hillsborough Cnty
Solid Waste & Recovery Refunding RB Series 2016B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	(a)(c)(d)	1.11%	07/07/22	09/01/22	1,400,000	1,400,000
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.99%		07/07/22	18,215,000	18,215,000
Hillsborough Cnty IDA
Health System RB (Baycare Health) Series 2020B (LOC: TD BANK NA)	(a)(b)	0.61%		07/01/22	33,205,000	33,205,000
Jacksonville
CP Series A (LOC: BANK OF AMERICA NA)		0.95%		07/06/22	4,000,000	4,000,000
Health Care Refunding RB (Baptist Health) Series 2019D	(a)(b)	0.91%		07/07/22	17,000,000	17,000,000
Health Care Refunding RB (Baptist Health) Series 2019E	(a)(b)	0.91%		07/07/22	7,350,000	7,350,000
Kissimmee Utility Auth
CP Notes Series B (LIQ: JPMORGAN CHASE BANK NA)		1.35%		10/03/22	11,327,000	11,327,000
Martin Cnty Health Facilities Auth
Hospital RB (Cleveland Clinic Health System) Series 2019A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	3,750,000	3,750,000
Miami-Dade Cnty
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.98%		07/07/22	15,370,000	15,370,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Orange Cnty HFA
M/F Housing RB (Lakeside Pointe Apts) Series 2005B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	1.04%		07/07/22	5,330,000	5,330,000
M/F Housing RB (Landings on Millenia Blvd Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	1.04%		07/07/22	10,585,000	10,585,000
M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.93%		07/07/22	6,890,000	6,890,000
M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.93%		07/07/22	7,460,000	7,460,000
M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	1.04%		07/07/22	10,700,000	10,700,000
M/F Housing RB (Marbella Cove) Series 2007B (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	1.06%		07/07/22	4,185,000	4,185,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	1.04%		07/07/22	7,185,000	7,185,000
Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	1.13%		07/07/22	6,685,000	6,685,000
Orlando Utilities Commission
Utility System RB Series 2008-1 (LIQ: TD BANK NA)	(a)(b)	0.91%		07/07/22	60,520,000	60,520,000
Utility System RB Series 2008-2 (LIQ: TD BANK NA)	(a)(b)	0.99%		07/07/22	8,865,000	8,865,000
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: CITIBANK NA)	(a)(b)	1.40%		07/07/22	2,610,000	2,610,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO HARRIS BANK NA)	(a)(b)	0.97%		07/07/22	760,000	760,000
South Broward Hospital District
Hospital RB Series 2021A (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.94%		07/07/22	9,470,000	9,470,000
Sunshine State Governmental Financing Commission
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		1.36%		08/11/22	43,702,000	43,702,000
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		1.45%		09/09/22	50,000,000	50,000,000
Tampa Bay Water
Utility System RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	5,000,000	5,000,000
Volusia Cnty HFA
M/F Housing RB (Cape Morris Cove Apts) Series 2007A (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	0.97%		07/07/22	6,140,000	6,140,000
						593,162,546
GEORGIA 2.4%
Atlanta
Water & Wastewater CP Series 2021 (LOC: WELLS FARGO BANK NA)		1.67%		10/20/22	12,197,000	12,197,000
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	12,500,000	12,500,000
Water & Wastewater Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	4,660,000	4,660,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Atlanta Airport
2nd Lien PFC & 3rd Lien General Revenue CP Series J2 (LOC: BANK OF AMERICA NA)		1.10%		07/18/22	54,250,000	54,250,000
2nd Lien PFC & 3rd Lien General Revenue CP Series J2 (LOC: BANK OF AMERICA NA)		1.20%		07/18/22	4,200,000	4,200,000
2nd Lien PFC & 3rd Lien General Revenue CP Series J2 (LOC: BANK OF AMERICA NA)		1.23%		07/18/22	8,000,000	8,000,000
2nd Lien PFC & 3rd Lien General Revenue CP Series K2 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.03%		07/18/22	1,898,000	1,898,000
2nd Lien PFC & 3rd Lien General Revenue CP Series K2 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.19%		07/18/22	72,500,000	72,500,000
2nd Lien PFC & 3rd Lien General Revenue CP Series K2 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.25%		07/18/22	5,401,000	5,401,000
2nd Lien PFC & 3rd Lien General Revenue CP Series K2 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.30%		07/18/22	2,857,000	2,857,000
2nd Lien PFC & 3rd Lien General Revenue CP Series L1 (LOC: JPMORGAN CHASE BANK NA)		1.05%		07/18/22	862,000	862,000
2nd Lien PFC & 3rd Lien General Revenue CP Series L2 (LOC: JPMORGAN CHASE BANK NA)		1.05%		07/18/22	70,500,000	70,500,000
General RB Series 2019B (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.97%		07/07/22	5,000,000	5,000,000
Brookhaven Development Auth
RB (Children’s Healthcare of Atlanta) Series 2019A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	3,750,000	3,750,000
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety) Series 1999B	(a)(b)	1.00%		07/07/22	9,350,000	9,350,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	1.04%		07/07/22	14,300,000	14,300,000
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2017C (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.71%		07/01/22	11,975,000	11,975,000
Paulding Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.68%		07/01/22	14,995,000	14,995,000
Savannah Economic Development Auth
Exempt Facility RB (Home Depot) Series 1995B (LOC: TRUIST BANK)	(a)(b)	1.06%		07/07/22	12,750,000	12,750,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: BANK OF AMERICA NA)	(a)(b)	0.98%		07/07/22	2,230,000	2,230,000
						324,175,000
HAWAII 0.2%
Honolulu
GO Bonds Series 2015A (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	7,000,000	7,000,000
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.71%		07/01/22	6,885,000	6,885,000
Honolulu City & Cnty Wastewater System
Wastewater System RB Series 2012A (ESCROW)		5.00%		07/01/22	15,140,000	15,140,000
						29,025,000
IDAHO 0.1%
Cassia Cnty IDC
IDRB (Oak Valley Heifers) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	(a)(b)	1.03%		07/07/22	1,100,000	1,100,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		1.40%		08/01/22	7,500,000	7,500,000
						8,600,000
ILLINOIS 5.2%
Chicago
M/F Housing RB (Churchview Supportive Living Facility) Series 2003 (LOC: BMO HARRIS BANK NA)	(a)(b)	0.95%		07/07/22	4,690,000	4,690,000
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)	(a)(b)	0.95%		07/07/22	4,027,000	4,027,000
M/F Housing RB (Renaissance Place Apts) Series 2007 (LOC: BMO HARRIS BANK NA)	(a)(b)	0.95%		07/07/22	1,015,000	1,015,000
M/F Housing RB (Renaissance St Luke) Series 2008 (LOC: BMO HARRIS BANK NA)	(a)(b)	0.95%		07/07/22	7,580,000	7,580,000
Midway Airport 2nd Lien RB Series 2004C1 (LOC: BANK OF MONTREAL)	(a)(b)	0.94%		07/07/22	39,515,000	39,515,000
Midway Airport CP Series 2022A (LOC: BANK OF MONTREAL)		1.62%		09/20/22	18,163,000	18,163,000
OHare General Airport Sr Lien RB Series 2017D (LOC: BANK OF AMERICA NA)	(a)(c)(d)	1.00%		07/07/22	9,360,000	9,360,000
OHare General Airport Sr Lien Refunding RB Series 2018A (LOC: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.95%		07/07/22	12,670,000	12,670,000
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		1.10%		08/04/22	10,417,000	10,417,000
RB (Advocate Health) Series 2008C-1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)	0.95%		07/07/22	57,715,000	57,715,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	(a)(b)	0.98%		07/07/22	2,500,000	2,500,000
RB (Northshore Edward Elmhurst Health) Series 2022F (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)	0.61%		07/01/22	30,015,000	30,015,000
RB (Northshore Edward Elmhurst) Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)	0.63%		07/01/22	21,675,000	21,675,000
RB (Northshore Edward Elmhurst) Series 2022E (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)	0.63%		07/01/22	26,325,000	26,325,000
RB (NorthShore Univ Health System) Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.96%		07/07/22	9,910,000	9,910,000
RB (NorthShore Univ Health System) Series 2020B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)	0.61%		07/01/22	3,180,000	3,180,000
RB (Northwestern Memorial Hospital) Series 2013 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	16,280,000	16,280,000
RB (Northwestern Memorial Hospital) Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,800,000	2,800,000
RB (Univ of Chicago Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	59,595,000	59,595,000
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	34,600,000	34,600,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	25,600,000	25,600,000
Refunding RB (Northwestern Memorial Health) Series 2021E	(a)(b)	0.85%		07/07/22	31,000,000	31,000,000
Refunding RB (Northwestern Memorial Healthcare) Series 2021D	(a)(b)	0.89%		07/07/22	27,700,000	27,700,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Refunding RB (OSF Healthcare System) Series 2018B (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	0.63%		07/01/22	3,000,000	3,000,000
Refunding RB (OSF Healthcare) Series 2018C (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)(b)	0.65%		07/01/22	3,400,000	3,400,000
Illinois Hsg Development Auth March 2016 S/F
RB Series 2022D (LIQ: BANK OF MONTREAL)	(a)(b)	0.95%		07/07/22	32,070,000	32,070,000
Illinois Regional Transportation Auth
GO Bonds Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	11,470,000	11,470,000
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	16,000,000	16,000,000
Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.97%		07/07/22	20,300,000	20,300,000
Sr RB Series 2014B (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.96%		07/07/22	8,000,000	8,000,000
Sr RB Series 2014C (LIQ: CITIBANK NA)	(a)(c)(d)	0.94%		07/07/22	6,665,000	6,665,000
Sr RB Series 2014C (LIQ: CITIBANK NA)	(a)(c)(d)	0.95%		07/07/22	3,165,000	3,165,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	20,435,000	20,435,000
Sr RB Series 2015B (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,495,000	2,495,000
Sr RB Series 2015B (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.96%		07/07/22	5,675,000	5,675,000
Lisle
M/F Housing RB (Ashley of Lisle) Series 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	1.00%		07/07/22	27,000,000	27,000,000
Metropolitan Water Reclamation District of Greater Chicago
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	39,530,000	39,530,000
ULT GO Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.95%		07/07/22	16,500,000	16,500,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.97%		07/07/22	5,000,000	5,000,000
Will Cnty
RB (ExxonMobil) Series 2001	(a)(b)	0.66%		07/01/22	19,585,000	19,585,000
						696,622,000
INDIANA 1.4%
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997	(a)(b)	0.91%		07/07/22	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1998	(a)(b)	0.91%		07/07/22	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1999A	(a)(b)	0.91%		07/07/22	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2000A	(a)(b)	0.91%		07/07/22	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B	(a)(b)	0.91%		07/07/22	20,000,000	20,000,000
Indiana Finance Auth
Economic Development RB (Cargill) Series 2011	(a)(b)	0.96%		07/07/22	4,000,000	4,000,000
Environmental RB Series 2021 (ESCROW)		0.28%		11/15/22	95,000,000	93,974,018
Health System RB (Franciscan Alliance) Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.96%		07/07/22	2,500,000	2,500,000
Health System RB (Franciscan Alliance) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	9,150,000	9,150,000
Health System RB (Franciscan Alliance) Series 2016A (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	3,625,000	3,625,000
Indiana Health Facility Financing Auth
RB (Ascension Health Credit Group) Series 2003E-6	(a)(b)	0.85%		07/07/22	1,575,000	1,575,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2017B-3 (LIQ: TD BANK NA)	(a)(b)	0.61%		07/01/22	1,400,000	1,400,000
Noblesville
RB (GreyStone Apts) Series 2006A (LOC: BANK OF AMERICA NA)	(a)(b)	1.02%		07/07/22	9,140,000	9,140,000
						185,364,018
IOWA 2.2%
Iowa Board of Regents
RB (Univ of Iowa Hospitals) Series 2012 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	6,965,000	6,965,000
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B1 (LOC: TD BANK NA)	(a)(b)	0.61%		07/01/22	800,000	800,000
Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: TD BANK NA)	(a)(b)	0.61%		07/01/22	2,840,000	2,840,000
M/F Housing RB (Country Club Village) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.99%		07/07/22	8,050,000	8,050,000
Midwestern Disaster Area RB (Cargill) Series 2009A	(a)(b)	0.94%		07/07/22	37,000,000	37,000,000
Midwestern Disaster Area RB (Cargill) Series 2009B	(a)(b)	0.96%		07/07/22	65,947,000	65,947,000
Midwestern Disaster Area RB (Cargill) Series 2012	(a)(b)	0.98%		07/07/22	31,500,000	31,500,000
Midwestern Disaster Area RB (Cargill) Series 2012A	(a)(b)(f)	0.96%		07/07/22	73,200,000	73,200,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	(a)(b)	0.99%		07/07/22	5,940,000	5,940,000
RB (UnityPoint Health) Series 2018E (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	0.63%		07/01/22	600,000	600,000
Sewage and Solid Waste Disposal RB (Cargill) Series 2021	(a)(b)	0.98%		07/07/22	61,000,000	61,000,000
						293,842,000
KANSAS 0.2%
Meade Cnty
Solid Waste Disposal RB (High Plains Ponderosa Dairy) Series 2021 (LOC: AGRIBANK FCB)	(a)(b)	1.03%		07/07/22	7,000,000	7,000,000
Wichita
Industrial RB (Cargill) Series VII-A 2018	(a)(b)	0.98%		07/07/22	25,800,000	25,800,000
						32,800,000
KENTUCKY 0.7%
Hancock Cnty
Solid Waste Disposal Facilities RB (NSA Ltd) Series 1998 (LOC: WELLS FARGO BANK NA)	(a)(b)	1.05%		07/07/22	7,815,000	7,815,000
Hopkinsville
IDRB (Riken Elastomers Corp) Series 2007A (LOC: MUFG BANK LTD)	(a)(b)	0.97%		07/07/22	5,500,000	5,500,000
IDRB (Riken Elastomers Corp) Series 2013A (LOC: MUFG BANK LTD)	(a)(b)	0.97%		07/07/22	5,000,000	5,000,000
Kenton Cnty Airport Board
Special Facilities RB (FlightSafety) Series 2001A	(a)(b)	1.00%		07/07/22	4,400,000	4,400,000
Kentucky Housing Corp
M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)(b)	1.09%		07/07/22	3,000,000	3,000,000
Lexington-Fayette Cnty Airport Board
Airport Refunding RB Series 2012B (ESCROW)		5.00%		07/01/22	2,170,000	2,170,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Louisville & Jefferson Cnty Metro Government
Health System RB (Norton Healthcare) Series 2011A (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)(b)	0.90%		07/07/22	4,590,000	4,590,000
RB (Norton Healthcare) Series 2011B (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)(b)	0.63%		07/01/22	2,545,000	2,545,000
RB (Norton Healthcare) Series 2020A (LOC: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.96%		07/07/22	16,875,000	16,875,000
Louisville & Jefferson Cnty Metro Sewer District
CP Series 2018A1 (LIQ: BANK OF AMERICA NA)		0.77%		07/14/22	10,000,000	10,000,000
CP Series 2018A1 (LIQ: BANK OF AMERICA NA)		1.37%		09/22/22	10,000,000	10,000,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		1.15%		08/23/22	8,500,000	8,500,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		1.50%		09/16/22	8,000,000	8,000,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		1.59%		10/03/22	10,000,000	10,000,000
						98,395,000
LOUISIANA 0.6%
Calcasieu Parish IDB
Refunding RB (Hydroserve Westlake) Series 1999 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	1.02%		07/07/22	2,700,000	2,700,000
East Baton Rouge Parish IDB
RB (ExxonMobil) Series 2010A	(a)(b)	0.63%		07/01/22	11,250,000	11,250,000
Louisiana HFA
M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	1.05%		07/07/22	12,030,000	12,030,000
M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	1.05%		07/07/22	6,400,000	6,400,000
M/F Housing RB (Palmetto Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.94%		07/07/22	2,340,000	2,340,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (American Biocarbon) Series 2021 (ESCROW)		2.13%		12/01/22	2,000,000	2,000,000
RB (Louise S. McGehee School) Series 2010 (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	1.05%		07/07/22	3,570,000	3,570,000
Louisiana Public Facilities Auth
RB (Ochsner Clinic Foundation) Series 2020A (LOC: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.96%		07/07/22	3,420,000	3,420,000
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984A (LOC: WELLS FARGO BANK NA)		1.45%		03/15/23	12,500,000	12,500,000
Port Facilities Refunding RB Series 1984B (LOC: WELLS FARGO BANK NA)		1.45%		03/15/23	20,000,000	20,000,000
St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	1.05%		07/07/22	2,735,000	2,735,000
						78,945,000
MAINE 0.2%
Dover-Foxcroft
Revenue Obligation (Pleasant River Lumber) Series 2005 (LOC: WELLS FARGO BANK NA)	(a)(b)	1.15%	07/06/22	07/07/22	245,000	245,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Maine State Housing Auth
Mortgage Purchase Bonds Series 2015E3 (LIQ: BANK OF AMERICA NA)	(a)(b)	0.97%		07/07/22	20,000,000	20,000,000
						20,245,000
MARYLAND 0.9%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.94%		07/07/22	9,915,000	9,915,000
GO Bonds Series 2018 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.96%		07/07/22	2,570,000	2,570,000
Maryland Community Development Administration
Residential RB Series 2021B (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.97%		07/07/22	1,655,000	1,655,000
Maryland Health & Higher Educational Facilities Auth
RB (Greater Baltimore Medical Ctr) Series 2021A (LOC: BANK OF AMERICA NA)	(a)(c)(d)	0.94%		07/07/22	4,350,000	4,350,000
RB (Univ of Maryland Medical System) Series 2017D (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.95%		07/07/22	7,390,000	7,390,000
RB Series (Univ of Maryland Medical System) 2013A (ESCROW)		5.00%		07/01/22	15,000,000	15,000,000
Maryland IDA
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)(b)	1.03%		07/07/22	6,380,000	6,380,000
Montgomery Cnty
CP BAN Series 2009A (LIQ: JPMORGAN CHASE BANK NA)		1.10%		07/11/22	42,000,000	42,000,000
RB (Trinity Health) Series 2013MD		1.35%		09/01/22	15,100,000	15,100,000
RB (Trinity Health) Series 2016MD (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	7,500,000	7,500,000
Univ System of Maryland
Auxiliary Facility & Tuition RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.71%		07/01/22	6,600,000	6,600,000
						118,460,000
MASSACHUSETTS 1.7%
Billerica
ULT GO Series 70B (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.71%		07/01/22	6,000,000	6,000,000
Boston Water & Sewer Commission
CP BAN Series A (LOC: STATE STREET BANK AND TRUST COMPANY)		1.20%		09/07/22	3,500,000	3,500,000
Massachusetts
GO Bonds Series 2014C		5.00%		07/01/22	870,000	870,000
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.95%		07/07/22	3,750,000	3,750,000
GO Bonds Series 2016B (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	22,540,000	22,540,000
GO Bonds Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	10,000,000	10,000,000
GO Bonds Series 2021B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	8,000,000	8,000,000
GO Refunding Bonds Series 2004A		5.25%		08/01/22	125,000	125,526
GO Refunding Bonds Series 2016A		5.00%		07/01/22	165,000	165,000
GO Refunding Bonds Series 2016B		5.00%		07/01/22	3,435,000	3,435,000
GO Refunding Bonds Series 2018B		5.00%		07/01/22	125,000	125,000
GO Refunding Bonds Series 2020D (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	1,125,000	1,125,000
Special Obligation Dedicated Tax Refunding RBs Series 2005 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.18%)	(a)(c)(d)	1.09%	07/07/22	01/03/23	4,000,000	4,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2004B		5.25%		07/01/22	1,245,000	1,245,000
Sr Sales Tax Bonds Series 2005A		5.00%		07/01/22	630,000	630,000
Sr Sales Tax Bonds Series 2006B		5.25%		07/01/22	440,000	440,000
Sub Sales Tax RB Series 2020B2		5.00%		07/01/22	10,020,000	10,020,000
Massachusetts Bay Transportation Auth Sales Tax Program
Sub Sales Tax Bonds Series 2021A1 (LIQ: CITIBANK NA)	(a)(c)(d)	0.93%		07/07/22	4,000,000	4,000,000
Massachusetts Development Finance Agency
RB (Chelsea Jewish Lifecare) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)(c)	0.98%		07/07/22	27,255,000	27,255,000
RB (CIL Realty) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	0.98%		07/07/22	2,935,000	2,935,000
RB (CIL Realty) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	0.98%		07/07/22	12,890,000	12,890,000
RB (College of the Holy Cross) Series 2002 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	5,050,000	5,050,000
RB (Harvard Univ) Series 2016A (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.94%		07/07/22	7,500,000	7,500,000
RB (Partners HealthCare) Series T2 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	7,400,000	7,400,000
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series P1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)	0.90%		07/07/22	4,500,000	4,500,000
Massachusetts HFA
Housing RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,530,000	2,530,000
Massachusetts Port Auth
RB Series 2016B (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.97%		07/07/22	4,800,000	4,800,000
Massachusetts Water Resources Auth
General Refunding RB Series 2008A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)	0.88%		07/07/22	15,435,000	15,435,000
General Refunding RB Series 2008A3 (LIQ: WELLS FARGO BANK NA)	(a)(b)	0.88%		07/07/22	35,515,000	35,515,000
RB Series 2002J		5.50%		08/01/22	130,000	130,578
Refunding RB Series 2019C		5.00%		08/01/22	115,000	115,462
Univ of Massachusetts Building Auth
CP Notes Series 2013A-1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		1.13%		08/03/22	20,000,000	20,000,000
Refunding RB Sr Series 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	8,325,000	8,325,000
						234,351,566
MICHIGAN 3.4%
Detroit
Water & Sewerage Disposal System Sr Lien Refunding RB Series 2012A (ESCROW)		5.25%		07/01/22	2,655,000	2,655,000
Michigan
State Trunk Line Fund Bonds Series 2020B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	9,800,000	9,800,000
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		1.35%		09/01/22	11,000,000	11,000,000
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	28,700,000	28,700,000
Hospital Refunding RB (Trinity Health) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,710,000	2,710,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hospital Refunding RB (Trinity Health) Series A 2017MI (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	2,125,000	2,125,000
Hospital Refunding RB (Trinity Health) Series A 2019MI (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	4,285,000	4,285,000
Michigan Housing Development Auth
Rental Housing RB Series 2000A (LOC: BARCLAYS BANK PLC)	(a)(b)	0.93%		07/07/22	14,275,000	14,275,000
Rental Housing RB Series 2008C (LIQ: PNC BANK NATIONAL ASSOCIATION)	(a)(b)	0.96%	07/06/22	07/07/22	505,000	505,000
Rental Housing RB Series 2016E (LIQ: UBS AG)	(a)(b)	0.95%		07/07/22	11,635,000	11,635,000
Rental Housing RB Series 2018A (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.94%		07/07/22	7,500,000	7,500,000
Rental Housing RB Series 2018A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	3,335,000	3,335,000
Rental Housing RB Series 2022B (LOC: BANK OF AMERICA NA)	(a)(b)	0.93%		07/07/22	27,000,000	27,000,000
S/F Mortgage RB Series 2006C (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(b)	0.90%		07/07/22	13,215,000	13,215,000
S/F Mortgage RB Series 2018B (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	47,495,000	47,495,000
S/F Mortgage RB Series 2018D (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	47,495,000	47,495,000
S/F Mortgage RB Series 2022B (LOC: BARCLAYS BANK PLC)	(a)(b)	0.90%		07/07/22	34,000,000	34,000,000
Michigan State Univ
General RB Series 2000A1 (LIQ: PNC BANK NATIONAL ASSOCIATION)	(a)(b)	0.93%		07/07/22	35,770,000	35,770,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: BANK OF NOVA SCOTIA)	(a)(b)	0.95%		07/07/22	36,335,000	36,335,000
Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: WELLS FARGO BANK NA)	(a)(b)	1.03%		07/07/22	1,425,000	1,425,000
Limited Obligation RB (Tubelite) Series 2012 (LOC: WELLS FARGO BANK NA)	(a)(b)	0.99%		07/07/22	10,000,000	10,000,000
LT GO Bonds (Greenville Venture Partners) Series 2018 (LOC: COBANK ACB)	(a)(b)	1.03%		07/07/22	5,250,000	5,250,000
Recovery Zone Facility RB (CS Facilities) Series 2010 (LOC: BMO HARRIS BANK NA)	(a)(b)	0.99%		07/07/22	31,045,000	31,045,000
Univ of Michigan
CP Notes Series L1		0.70%		07/06/22	18,915,000	18,914,366
CP Notes Series L1		0.95%		08/01/22	20,000,000	20,000,000
Extendible CP Notes Series L2		1.14%	07/01/22	01/30/23	23,280,000	23,280,000
Extendible CP Notes Series L2		1.20%	08/31/22	02/27/23	3,925,000	3,925,000
General RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	500,000	500,000
General RB Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.96%		07/07/22	4,000,000	4,000,000
						458,174,366
MINNESOTA 1.2%
Bloomington
M/F Housing Refunding RB (Norlan Partners) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	1.02%		07/07/22	3,990,000	3,990,000
East Grand Forks
Solid Waste Disposal RB (American Crystal Sugar) Series 2019 (LOC: COBANK ACB)	(a)(b)	1.03%		07/07/22	8,000,000	8,000,000
Edina
M/F Housing Refunding RB (Vernon Terrace Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.99%		07/07/22	5,705,000	5,705,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Grant Cnty
IDRB (Riverview) Series 2020 (LOC: AGRIBANK FCB)	(a)(b)	1.03%		07/07/22	20,000,000	20,000,000
Minnesota HFA
Residential Housing Finance Bonds Series 2015G (LIQ: ROYAL BANK OF CANADA)	(a)(b)	0.90%		07/07/22	17,500,000	17,500,000
Moorehead
Refunding RBs (American Crystal Sugar Comp) Series 2020 (LOC: COBANK ACB)	(a)(b)	0.99%		07/07/22	7,500,000	7,500,000
Norman Cnty
Solid Waste Disposal RB (Riverview) Series 2022 (LOC: AGRIBANK FCB)	(a)(b)	1.03%		07/07/22	20,000,000	20,000,000
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2014		1.10%		07/07/22	57,000,000	57,000,000
St. Louis Park
M/F Housing Refunding RB (Knollwood Place Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.99%		07/07/22	12,300,000	12,300,000
M/F Housing Refunding RB (Westwind Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.99%		07/07/22	5,565,000	5,565,000
Swift Cnty
IDRB (Riverview LLP) Series 2018 (LOC: AGRIBANK FCB)	(a)(b)	1.03%		07/07/22	10,000,000	10,000,000
						167,560,000
MISSISSIPPI 0.7%
Jackson Cnty
Port Facility Refunding RB (Chevron) Series 1993	(a)(b)	0.63%		07/01/22	21,385,000	21,385,000
Water System GO Refunding Bonds Series 1994		0.50%		08/01/22	12,840,000	12,838,827
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron) Series 2010C	(a)(b)	0.94%		07/07/22	26,015,000	26,015,000
IDRB (Chevron) Series 2007A	(a)(b)	0.63%		07/01/22	8,000,000	8,000,000
IDRB (Chevron) Series 2007B	(a)(b)	0.63%		07/01/22	1,255,000	1,255,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 20082 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	1.05%		07/07/22	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 20081 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	1.05%		07/07/22	5,360,000	5,360,000
Mississippi State Univ Educational Building Corp
Refunding RB (Mississippi State Univ) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	9,760,000	9,760,000
						89,613,827
MISSOURI 1.1%
Greene Cnty IDA
Housing RB (Strasbourg Estates) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	(a)(b)	0.99%		07/07/22	2,160,000	2,160,000
Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: BANK OF AMERICA NA)	(a)(b)	1.00%		07/07/22	8,685,000	8,685,000
Metropolitan St Louis Sewer District
Wastewater System RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.71%		07/01/22	10,580,000	10,580,000
Wastewater System Refunding & RB Series 2017A (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.94%		07/07/22	7,500,000	7,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health System) Series 2008E	(a)(b)	0.92%		07/07/22	19,360,000	19,360,000
Health Facilities RB (Mercy Health) Series 2020 (LOC: BANK OF AMERICA NA)	(a)(c)(d)	0.95%		07/07/22	3,750,000	3,750,000
Health Facilities RB (SSM Health) Series 2019A (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.95%		07/07/22	17,500,000	17,500,000
Health Facilities Refunding RB (BJC Health) Series 2008A	(a)(b)	0.90%		07/07/22	16,570,000	16,570,000
RB (Ascension Health) Series 2003C2	(a)(b)	0.85%		07/07/22	1,965,000	1,965,000
RB (Ascension Health) Series 2003C3	(a)(b)	0.96%		07/07/22	24,800,000	24,800,000
North Kansas City SD
GO Bonds Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.71%		07/01/22	7,790,000	7,790,000
St Louis County
Special Obligation RB (Convention Center) Series 2022A (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.94%		07/07/22	9,105,000	9,105,000
St. Louis Cnty IDA
IDRB (Kessler Container) Series 1997A (LOC: BANK OF AMERICA NA)	(a)(b)	0.99%		07/07/22	600,000	600,000
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.98%		07/07/22	5,935,000	5,935,000
Taney Cnty IDA
RB (Keeter Heights) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	(a)(b)	1.23%		07/07/22	1,525,000	1,525,000
Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)	(a)(b)	0.99%		07/07/22	3,315,000	3,315,000
						141,140,000
NEBRASKA 0.3%
Nebraska Investment Finance Auth
M/F Housing RB (Irvington Heights Apts) Series 2007A (LOC: CITIBANK NA)	(a)(b)	0.92%		07/07/22	9,680,000	9,680,000
Washington Cnty
IDRB (Cargill) Series 2010	(a)(b)	0.98%		07/07/22	3,880,000	3,880,000
RB (Cargill) Series 2019	(a)(b)	0.98%		07/07/22	32,000,000	32,000,000
						45,560,000
NEVADA 1.3%
Clark Cnty
Airport System Sub Lien RB Series 2008C1 (LOC: BANK OF AMERICA NA)	(a)(b)	1.01%		07/07/22	32,550,000	32,550,000
Airport System Sub Lien RB Series 2008C2 (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	1.00%		07/07/22	40,600,000	40,600,000
IDRB (Southwest Gas Corp) Series 2008A (LOC: MUFG UNION BANK NA)	(a)(b)	0.95%		07/07/22	30,000,000	30,000,000
LT GO Refunding Bonds Series 2016B (LIQ: CITIBANK NA)	(a)(c)(d)	0.94%		07/07/22	7,805,000	7,805,000
LT GO Refunding Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.71%		07/01/22	8,610,000	8,610,000
Las Vegas Valley Water District
LT GO Water Refunding Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	13,750,000	13,750,000
Nevada Dept of Business & Industry
RB (Brightline West Passenger Rail) Series 2020A (ESCROW)		0.85%		01/26/23	2,000,000	2,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nevada Housing Division
Housing RB (Vista Creek Apts) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	1.03%		07/07/22	18,515,000	18,515,000
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.95%		07/07/22	9,065,000	9,065,000
M/F Housing RB (Sonoma Palms Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.98%		07/07/22	16,300,000	16,300,000
						179,195,000
NEW HAMPSHIRE 0.8%
New Hampshire Business Finance Auth
RB (Lonza Biologies) Series 2010 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(b)	0.97%		07/07/22	10,000,000	10,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2003 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(b)	0.99%		07/07/22	30,000,000	30,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2005 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(b)	0.99%		07/07/22	19,500,000	19,500,000
Solid Waste Disposal RB (Lonza Biologics) Series 2017 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(b)(c)	0.99%		07/07/22	45,000,000	45,000,000
						104,500,000
NEW JERSEY 0.7%
New Jersey Health Care Facilities Financing Auth
RB (Atlantic Health) Series 2008B (LOC: BANK OF AMERICA NA)	(a)(b)	0.90%		07/07/22	37,055,000	37,055,000
RB (Atlantic Health) Series 2008C (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	0.90%		07/07/22	3,395,000	3,395,000
New Jersey Housing & Mortgage Finance Agency
M/F Housing RB Series 20135 (LOC: CITIBANK NA)	(a)(b)	0.87%		07/07/22	41,520,000	41,520,000
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2009A (LOC: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	5,440,000	5,440,000
						87,410,000
NEW YORK 22.7%
Battery Park City Auth
Jr RB Series 2019E (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	7,145,000	7,145,000
Canandaigua SD
BAN 2022		3.25%		06/23/23	11,740,000	11,894,327
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	0.98%		07/07/22	3,345,000	3,345,000
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008A-1 (LOC: TD BANK NA)	(a)(b)	0.60%		07/01/22	14,105,000	14,105,000
Dedicated Tax Fund Refunding Bonds Series 2008A-2A (LOC: TD BANK NA)	(a)(b)	0.60%		07/01/22	20,165,000	20,165,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.96%		07/07/22	7,500,000	7,500,000
Refunding RB Series 2020B2 (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)(b)	0.91%		07/07/22	22,660,000	22,660,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	0.98%		07/07/22	13,650,000	13,650,000
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: CITIBANK NA)	(a)(b)	1.02%		07/07/22	3,305,000	3,305,000
New York City
GO Bonds Fiscal 2006 Series I5 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	22,500,000	22,500,000
GO Bonds Fiscal 2008 Series J3		5.00%		08/01/22	550,000	551,915
GO Bonds Fiscal 2012 Series A4 (LOC: MUFG BANK LTD)	(a)(b)	0.90%		07/07/22	1,200,000	1,200,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	1.01%		07/07/22	14,165,000	14,165,000
GO Bonds Fiscal 2013 Series A1		5.00%		10/01/22	250,000	252,931
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	(a)(b)	0.64%		07/01/22	11,395,000	11,395,000
GO Bonds Fiscal 2014 Series G		5.00%		08/01/22	4,525,000	4,540,418
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	5,135,000	5,135,000
GO Bonds Fiscal 2014 Series J		5.00%		08/01/22	3,390,000	3,400,497
GO Bonds Fiscal 2015 Series 1		5.00%		08/01/22	870,000	873,348
GO Bonds Fiscal 2015 Series C		5.00%		08/01/22	375,000	376,289
GO Bonds Fiscal 2015 Series F1 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	5,000,000	5,000,000
GO Bonds Fiscal 2015 Series F5 (LIQ: BARCLAYS BANK PLC)	(a)(b)	0.62%		07/01/22	720,000	720,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	5,000,000	5,000,000
GO Bonds Fiscal 2016 Series A		5.00%		08/01/22	4,490,000	4,503,616
GO Bonds Fiscal 2016 Series A (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	5,000,000	5,000,000
GO Bonds Fiscal 2016 Series C		5.00%		08/01/22	930,000	933,237
GO Bonds Fiscal 2016 Series E		5.00%		08/01/22	425,000	426,711
GO Bonds Fiscal 2016 Series F		4.00%		08/01/22	100,000	100,305
GO Bonds Fiscal 2017 Series A5 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)	0.65%		07/01/22	2,000,000	2,000,000
GO Bonds Fiscal 2018 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	3,935,000	3,935,000
GO Bonds Fiscal 2018 Series F1 (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	5,090,000	5,090,000
GO Bonds Fiscal 2020 Series D1 (LIQ: CITIBANK NA)	(a)(c)(d)	0.94%		07/07/22	44,900,000	44,900,000
GO Bonds Fiscal 2021 Series A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	22,550,000	22,550,000
GO Bonds Fiscal 2021 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	7,885,000	7,885,000
GO Bonds Fiscal 2021 Series C (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	1,380,000	1,380,000
GO Bonds Fiscal 2021 Series F1 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.94%		07/07/22	1,040,000	1,040,000
GO Bonds Fiscal 2022 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	6,665,000	6,665,000
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.94%		07/07/22	2,400,000	2,400,000
GO Bonds Fiscal 2022 Series D3 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	0.64%		07/01/22	37,650,000	37,650,000
GO Bonds Fiscal 2022 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	0.65%		07/01/22	60,775,000	60,775,000
GO Bonds Series 2013 A-5 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	0.91%		07/07/22	31,580,000	31,580,000
New York City Housing Development Corp
M/F Housing RB (Linden Plaza) Series 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.98%		07/07/22	20,490,000	20,490,000
M/F Housing RB (Royal Charter Properties-East) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.90%		07/07/22	12,100,000	12,100,000
M/F Housing RB Series 2018C1A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	3,080,000	3,080,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
M/F Housing RB Series 2018K (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	3,160,000	3,160,000
M/F Housing RB Series 2019A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	8,160,000	8,160,000
M/F Housing RB Series 2020D-1-B (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	2,000,000	2,000,000
M/F Housing RB Series 2021F3 (LIQ: BARCLAYS BANK PLC)	(a)(b)	0.90%		07/07/22	34,955,000	34,955,000
M/F Mortgage RB (Beacon Mews) Series 2006A (LOC: CITIBANK NA)	(a)(b)	1.00%		07/07/22	5,300,000	5,300,000
M/F Mortgage RB (State Renaissance Court) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.96%		07/07/22	27,000,000	27,000,000
M/F Rental Housing RB (Rivereast Apts) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.96%		07/07/22	39,650,000	39,650,000
M/F Rental Housing RB (Sierra Development) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.95%		07/07/22	40,000,000	40,000,000
M/F Rental Housing RB (The Foundry) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.95%		07/07/22	48,100,000	48,100,000
M/F Rental Housing RB (Westport) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.95%		07/07/22	110,000,000	110,000,000
New York City IDA
Empowerment Zone RB (Tiago Holdings) Series 2007 (LOC: TD BANK NA)	(a)(b)	0.89%		07/07/22	20,670,000	20,670,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2019 Series BB (LIQ: TD BANK NA)	(a)(b)	0.88%		07/07/22	7,330,000	7,330,000
Water & Sewer System 2nd General Resolution RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	54,100,000	54,100,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	175,000	175,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (ESCROW) (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	36,200,000	36,200,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA (LIQ: MIZUHO BANK LTD)	(a)(b)	0.60%		07/01/22	7,140,000	7,140,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA3 (LIQ: TD BANK NA)	(a)(b)	0.60%		07/01/22	13,225,000	13,225,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	0.64%		07/01/22	9,205,000	9,205,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB2 (LIQ: MIZUHO BANK LTD)	(a)(b)	0.62%		07/01/22	13,075,000	13,075,000
Water & Sewer System 2nd Resolution RB Fiscal 2016 Series AA2 (LIQ: PNC BANK NATIONAL ASSOCIATION)	(a)(b)	0.92%		07/07/22	39,200,000	39,200,000
Water & Sewer System 2nd Resolution RB Fiscal 2016 Series BB1 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	10,130,000	10,130,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	0.64%		07/01/22	8,140,000	8,140,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series CC1 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	10,760,000	10,760,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	1,000,000	1,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series EE-1 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(b)	0.65%		07/01/22	10,205,000	10,205,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series EE2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	0.65%		07/01/22	24,480,000	24,480,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System 2nd Resolution RB Fiscal 2022 & 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	5,125,000	5,125,000
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series AA (LIQ: UBS AG)	(a)(c)(d)	0.94%		07/07/22	625,000	625,000
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	5,830,000	5,830,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2013 Series S1		4.00%		07/15/22	200,000	200,258
Building Aid RB Fiscal 2015 Series S1		4.00%		07/15/22	250,000	250,278
Building Aid RB Fiscal 2015 Series S1 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.96%		07/07/22	4,000,000	4,000,000
Building Aid RB Fiscal 2022 Series S1A		5.00%		07/15/22	750,000	751,038
Future Tax Sec Sub Bonds Fiscal Series 2018C3 & 2020B1 & 2021C1 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.94%		07/07/22	51,120,000	51,120,000
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	940,000	940,000
Future Tax Secured Sub Bonds Fiscal 2015 Series C		5.00%		11/01/22	725,000	735,948
Future Tax Secured Sub Bonds Fiscal 2016 Series A-5 (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.68%		07/01/22	700,000	700,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)	0.65%		07/01/22	35,550,000	35,550,000
Future Tax Secured Sub Bonds Fiscal 2019 Series A1		5.00%		08/01/22	225,000	225,878
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)	0.65%		07/01/22	71,275,000	71,275,000
Future Tax Secured Sub Bonds Fiscal 2019 Series B4 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)	0.65%		07/01/22	595,000	595,000
Future Tax Secured Sub Bonds Fiscal 2020 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	3,330,000	3,330,000
Future Tax Secured Sub Bonds Fiscal 2020 Series B1 (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	8,335,000	8,335,000
Future Tax Secured Sub Bonds Fiscal 2020 Series C2 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	3,945,000	3,945,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	750,000	750,000
Future Tax Secured Sub RB Fiscal 2018 Series C6 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	0.89%		07/07/22	13,310,000	13,310,000
Future Tax Secured Sub RB Fiscal 2021 Series D1 (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	6,740,000	6,740,000
Future Tax Secured Sub RB Fiscal 2022 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,000,000	2,000,000
RB Fiscal 2018 Sub Series S4A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	1,760,000	1,760,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.04%)	(a)	0.95%	07/07/22	08/29/22	18,000,000	18,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State Dormitory Auth
NYC Court Facilities Lease RB Series 2005B (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	14,000,000	14,000,000
RB (Columbia Univ) Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	8,400,000	8,400,000
RB (Royal Charter Properties-East) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.90%		07/07/22	50,840,000	50,840,000
RB (Teresian House) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	0.98%		07/07/22	11,695,000	11,695,000
State Personal Income Tax RB Series 2013A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	6,000,000	6,000,000
State Personal Income Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.95%		07/07/22	5,665,000	5,665,000
State Personal Income Tax RB Series 2018A (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.94%		07/07/22	1,500,000	1,500,000
State Personal Income Tax RB Series 2018A, 2021E, 2022A, 2019A (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.94%		07/07/22	38,565,000	38,565,000
State Personal Income Tax RB Series 2019D (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	7,290,000	7,290,000
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	16,130,000	16,130,000
State Personal Income Tax RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	18,875,000	18,875,000
State Personal Income Tax RB Series 2020A & 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	24,970,000	24,970,000
State Personal Income Tax RB Series 2020A 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	9,265,000	9,265,000
State Personal Income Tax RB Series 2021E (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	5,000,000	5,000,000
State Personal Income Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	4,805,000	4,805,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	10,395,000	10,395,000
State Sales Tax RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	3,300,000	3,300,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.94%		07/07/22	10,905,000	10,905,000
State Sales Tax RB Series 2018C (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	1,000,000	1,000,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2017E (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	4,250,000	4,250,000
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2022A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	1,750,000	1,750,000
New York State HFA
Housing RB (10 Barclay St) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.90%		07/07/22	45,015,000	45,015,000
Housing RB (10 Liberty St) Series 2003A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.90%		07/07/22	9,930,000	9,930,000
Housing RB (1500 Lexington Ave) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.93%		07/07/22	35,900,000	35,900,000
Housing RB (250 W 50th Street) 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.95%		07/07/22	82,700,000	82,700,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(b)	0.94%		07/07/22	47,425,000	47,425,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.97%		07/07/22	40,505,000	40,505,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.97%		07/07/22	23,700,000	23,700,000
Housing RB (39th Street Associates) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.95%		07/07/22	40,500,000	40,500,000
Housing RB (55 W 25th Street) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.95%		07/07/22	69,500,000	69,500,000
Housing RB (600 W 42nd Street) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.98%		07/07/22	91,695,000	91,695,000
Housing RB (600 W 42nd Street) Series 2009A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.93%		07/07/22	650,000	650,000
Housing RB (750 6th Ave) Series 1998A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(b)	0.95%		07/07/22	37,500,000	37,500,000
Housing RB (750 6th Ave) Series 1999A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(b)	0.95%		07/07/22	7,000,000	7,000,000
Housing RB (900 8th Avenue) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.98%		07/07/22	82,400,000	82,400,000
Housing RB (Caroline Apts) Series 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.98%		07/07/22	16,900,000	16,900,000
Housing RB (Clinton Green North) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.97%		07/07/22	47,000,000	47,000,000
Housing RB (Clinton Green) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.97%		07/07/22	45,500,000	45,500,000
Housing RB (E 39th St) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.97%		07/07/22	33,700,000	33,700,000
Housing RB (Helena) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.98%		07/07/22	77,200,000	77,200,000
Housing RB (Historic Front St) Series 2003A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(b)	0.91%		07/07/22	4,400,000	4,400,000
Housing RB (Mccarthy Manor Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.99%		07/07/22	6,540,000	6,540,000
Housing RB (Related-W 20th St) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.98%		07/07/22	50,150,000	50,150,000
Housing RB (Saville Housing) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.95%		07/07/22	23,400,000	23,400,000
Housing RB (Sea Park West) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.94%		07/07/22	14,100,000	14,100,000
Housing RB (The Helena Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.98%		07/07/22	42,000,000	42,000,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.97%		07/07/22	38,300,000	38,300,000
Housing RB (Tribeca Park) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.93%		07/07/22	26,800,000	26,800,000
Housing RB (Worth Street) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.97%		07/07/22	34,400,000	34,400,000
Housing RB Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.97%		07/07/22	20,500,000	20,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State Mortgage Agency
Homeowner Mortgage RB Series 210 (LIQ: BARCLAYS BANK PLC)	(a)(b)	1.02%		07/07/22	25,490,000	25,490,000
Homeowner Mortgage RB Series 236 (LIQ: UBS AG)	(a)(b)	0.93%		07/07/22	3,900,000	3,900,000
New York State Power Auth
CP Series 1		0.80%		07/06/22	9,591,000	9,591,000
CP Series 1		0.80%		07/13/22	28,039,000	28,039,000
CP Series 2		1.00%		07/06/22	15,067,000	15,067,000
CP Series 2		1.10%		07/11/22	75,816,000	75,816,000
RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	1,075,000	1,075,000
RB Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	6,200,000	6,200,000
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1 (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	18,985,000	18,985,000
State Personal Income Tax RB Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	25,565,000	25,565,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	4,700,000	4,700,000
State Personal Income Tax RB Series 2020C (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	6,760,000	6,760,000
State Sales Tax RB Series 2019A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	5,275,000	5,275,000
State Sales Tax RB Series 2019A 2021A (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.94%		07/07/22	13,220,000	13,220,000
State Sales Tax RB Series 2021A (LIQ: CITIBANK NA)	(a)(c)(d)	0.94%		07/07/22	24,755,000	24,755,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)(c)	0.96%		07/07/22	10,300,000	10,300,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	0.95%		07/07/22	5,300,000	5,300,000
Port Auth of New York & New Jersey
Consolidated Bonds 178th Series (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.98%		07/07/22	1,660,000	1,660,000
Consolidated Bonds 194th Series (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.99%		07/07/22	415,000	415,000
Consolidated Bonds 206th Series (LIQ: CITIBANK NA)	(a)(c)(d)	0.96%		07/07/22	2,500,000	2,500,000
Consolidated Bonds 206th Series (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.95%		07/07/22	4,790,000	4,790,000
Consolidated Bonds 207th Series (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.98%		07/07/22	12,260,000	12,260,000
Consolidated Bonds 214th Series (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	1.01%		07/07/22	2,275,000	2,275,000
Consolidated Bonds 218th & 220th Series (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.99%		07/07/22	7,550,000	7,550,000
Consolidated Bonds 218th Series (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.98%		07/07/22	10,845,000	10,845,000
Consolidated Bonds 221st & 223rd Series (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.99%		07/07/22	7,555,000	7,555,000
Consolidated Bonds 221st Series (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.98%		07/07/22	760,000	760,000
Consolidated Bonds 230th Series (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.95%		07/07/22	770,000	770,000
Consolidated Bonds 231st Series (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.99%		07/07/22	15,945,000	15,945,000
Consolidated Bonds 232nd Series (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.99%		07/07/22	800,000	800,000
CP Series A		1.25%		07/21/22	4,035,000	4,035,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ravena-Coeymans-Selkirk CSD
BAN 2021		1.50%		08/12/22	11,464,000	11,477,650
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	0.98%		07/07/22	5,265,000	5,265,000
Rondout Valley CSD
GO BANs 2022		3.50%		06/28/23	14,000,000	14,084,282
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	4,330,000	4,330,000
Triborough Bridge & Tunnel Auth
General RB (MTA Bridges & Tunnels) Series 2021A (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.95%		07/07/22	3,200,000	3,200,000
General RB Series 2003B1 (LOC: US BANK NATIONAL ASSOCIATION)	(a)(b)	0.65%		07/01/22	4,600,000	4,600,000
Payroll Mobility Tax Sr Lien Bonds Series 2021A1 (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	5,035,000	5,035,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	10,000,000	10,000,000
RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	3,175,000	3,175,000
Sr Lien RB (MTA Bridges & Tunnels) Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,960,000	2,960,000
Sr. Lien RB Series 2022C (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	2,940,000	2,940,000
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	1.05%		07/07/22	2,735,000	2,735,000
						3,044,726,926
NORTH CAROLINA 0.2%
North Carolina
Limited Obligation Refunding Bonds Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,800,000	2,800,000
Limited Obligation Refunding Bonds Series 2017B (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.95%		07/07/22	4,800,000	4,800,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (ESCROW) (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.94%		07/07/22	8,000,000	8,000,000
RB (Duke Univ) Series 2015B (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	4,499,000	4,499,000
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Rex Healthcare) Series 2020A (LOC: BANK OF AMERICA NA)	(a)(c)(d)	0.96%		07/07/22	2,330,000	2,330,000
North Carolina Ports Auth
Exempt Facilities RB (Wilmington Bulk) Series 2001A (LOC: TRUIST BANK)	(a)(b)	1.07%		07/07/22	295,000	295,000
Yancey Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Altec Industries) Series 2007 (LOC: TRUIST BANK)	(a)(b)	1.07%		07/07/22	7,000,000	7,000,000
						29,724,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NORTH DAKOTA 0.1%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: COBANK ACB)	(a)(b)	0.97%		07/07/22	5,765,000	5,765,000
RB (Minn-Dak Farmers Coop) Series 2010C (LOC: COBANK ACB)	(a)(b)	0.97%		07/07/22	4,765,000	4,765,000
						10,530,000
OHIO 1.8%
Akron, Bath & Copley Jt Township Hospital District
Hospital RB (Summa Health) Series 2017B (LOC: BMO HARRIS BANK NA)	(a)(b)	0.91%		07/07/22	15,355,000	15,355,000
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	7,255,000	7,255,000
Berea SD
ULT GO Bonds Series 2017 (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	4,000,000	4,000,000
Columbus Regional Airport Auth
Airport Development RB (FlightSafety) Series 2015B	(a)(b)	1.01%		07/07/22	15,040,000	15,040,000
Forrest Hills SD
ULT GO Bonds Series 2015 (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	5,300,000	5,300,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.96%		07/07/22	2,665,000	2,665,000
Hospital Facilities RB (OhioHealth) Series 2018C	(a)(b)	0.85%		07/07/22	20,150,000	20,150,000
Hospital Facilities Refunding RB (OhioHealth) Series 2011C	(a)(b)	0.85%		07/07/22	24,870,000	24,870,000
RB (St George Commons Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	1.08%		07/07/22	3,100,000	3,100,000
RB (Trinity Health) Series 2013OH		1.40%		08/01/22	11,250,000	11,250,000
Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.99%		07/07/22	7,425,000	7,425,000
Montgomery Cnty
Hospital Facililties Refunding RB (Kettering Health) Series 2011B (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	10,575,000	10,575,000
Northeast Ohio Regional Sewer District
Wastewater Refunding RB Series 2017 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.96%		07/07/22	3,165,000	3,165,000
Ohio
Hospital RB (University Hospitals Health System) Series 2012A (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.95%		07/07/22	3,000,000	3,000,000
Hospital RB Series 2021A (LOC: BANK OF AMERICA NA)	(a)(c)(d)	0.96%		07/07/22	1,250,000	1,250,000
Ohio HFA
Residential Mortgage RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)	1.00%		07/07/22	2,500,000	2,500,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		1.05%		07/13/22	18,905,000	18,905,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		1.05%		07/13/22	23,190,000	23,190,000
Ohio State Air Quality Development Auth
Exempt Facilities RB (Cargill) Series 2021	(a)(b)	0.98%		07/07/22	51,000,000	51,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ohio Univ
General RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	(a)(c)(d)	1.11%	07/07/22	12/01/22	5,000,000	5,000,000
						234,995,000
OREGON 0.5%
Centennial SD #28JT
GO Refunding Bonds Series 2020 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	10,000,000	10,000,000
Oregon
GO Bonds Series 2015O		5.00%		08/01/22	600,000	601,879
GO Bonds Series 2019G (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	15,000,000	15,000,000
Oregon Facilities Auth
RB (Quatama Housing LP) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	1.01%		07/07/22	14,165,000	14,165,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	(a)(b)	0.97%		07/07/22	2,015,000	2,015,000
Portland
M/F Refunding RB (Village of Lovejoy Fountain) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	1.00%		07/07/22	13,050,000	13,050,000
Portland CCD
GO Bonds Series 2013 (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.96%		07/07/22	6,835,000	6,835,000
						61,666,879
PENNSYLVANIA 1.1%
Allegheny Cnty Hospital Development Auth
RB (Concordia Lutheran Obligated Group) Series 2016A (LOC: TRUIST BANK)	(a)(b)	1.01%		07/07/22	9,470,000	9,470,000
Butler Cnty Industrial Development Auth
Refunding RB (Concordia Lutheran Health & Human Care) Series 2008A (LOC: TRUIST BANK)	(a)(b)	1.01%		07/07/22	11,495,000	11,495,000
Central Bradford Progress Auth
RB Series 2021B (LOC: BANK OF AMERICA NA)	(a)(c)(d)	0.95%		07/07/22	1,575,000	1,575,000
Chester Cnty Health & Ed
RB (Tel Hai Retirement Community) Series 2020 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	0.98%		07/07/22	13,000,000	13,000,000
Cumberland Cnty Municipal Auth
RB (SpiriTrust Lutheran) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	0.98%		07/07/22	67,000,000	67,000,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	0.96%		07/07/22	700,000	700,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	1.00%		07/07/22	4,915,000	4,915,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Forge Gate Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.95%		07/07/22	4,615,000	4,615,000
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.97%		07/07/22	8,210,000	8,210,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	1.10%	07/06/22	07/07/22	1,165,000	1,165,000
Pennsylvania Economic Development Financing Auth
RB (Salem Rd) Series 2007D1 (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)(b)	0.98%		07/07/22	1,000,000	1,000,000
RB 2005 Series B2 (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)(b)	0.98%		07/07/22	1,400,000	1,400,000
Pennsylvania HFA
S/F Mortgage RB Series 2015-118A		2.60%		10/01/22	250,000	251,402
S/F Mortgage RB Series 2017-123A		2.25%		10/01/22	160,000	160,738
S/F Mortgage RB Series 2017-125A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.95%		07/07/22	6,775,000	6,775,000
S/F Mortgage RB Series 2020-132A (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.94%		07/07/22	1,620,000	1,620,000
S/F Mortgage RB Series 2022-139A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	7,625,000	7,625,000
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	1.00%		07/07/22	3,400,000	3,400,000
Pennsylvania State Univ
RB Series 2018 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	3,000,000	3,000,000
						147,377,140
RHODE ISLAND 0.1%
Rhode Island Health & Educational Building Corp
Educational Facilities RB (Brown Univ) 2017A (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.94%		07/07/22	9,450,000	9,450,000
SOUTH CAROLINA 0.4%
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.96%		07/07/22	3,100,000	3,100,000
Patriots Energy Group Financing Agency
Gas Supply RB Series 2018 (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.96%		07/07/22	7,045,000	7,045,000
South Carolina Jobs Economic Development Auth
IRB (South Carolina Generating) Series 2008 (LOC: TD BANK NA)	(a)(b)	0.93%		07/07/22	18,265,000	18,265,000
RB (Holcim) Series 2003 (LOC: COMERICA BANK)	(a)(b)	0.94%		07/07/22	25,000,000	25,000,000
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	(a)(c)(d)	1.11%	07/07/22	10/03/22	3,000,000	3,000,000
						56,410,000
SOUTH DAKOTA 0.3%
South Dakota Economic Development Finance Auth
Solid Waste Disposal RB (Riverview LLP) Series 2021 (LOC: AGRIBANK FCB)	(a)(b)	1.03%		07/07/22	11,250,000	11,250,000
Solid Waste Disposal RB (Riverview) Series 2021 (LOC: AGRIBANK FCB)	(a)(b)	1.03%		07/07/22	22,500,000	22,500,000
South Dakota Housing Development Auth
Homeowner Mortgage RB Series 2015E (LIQ: BANK OF AMERICA NA)	(a)(b)	0.92%		07/07/22	8,900,000	8,900,000
						42,650,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TENNESSEE 0.8%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: TRUIST BANK)	(a)(b)	1.03%		07/07/22	4,460,000	4,460,000
Greeneville Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2018A (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.95%		07/07/22	1,700,000	1,700,000
Johnson City Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2022C (LOC: TRUIST BANK)	(a)(b)	0.91%		07/07/22	25,575,000	25,575,000
Memphis
GO CP Series A (LIQ: STATE STREET BANK AND TRUST COMPANY)		1.12%		07/06/22	13,200,000	13,200,000
GO Refunding Bond Series 2015C (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	2,250,000	2,250,000
Memphis Health, Educational & Housing Facility Board
M/F Housing RB (Ashland Lake II Apts) Series 2008A (LOC: US BANK NATIONAL ASSOCIATION)	(a)(b)	0.93%		07/07/22	11,500,000	11,500,000
Metro Government of Nashville & Davidson Cnty
GO CP Series 2021 (LIQ: BANK OF AMERICA NA)		1.07%		07/07/22	12,500,000	12,500,000
GO CP Series 2021 (LIQ: BANK OF AMERICA NA)		1.13%		07/19/22	8,000,000	8,000,000
GO Improvement Bonds Series 2017		5.00%		07/01/22	1,000,000	1,000,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)	(a)(b)	0.93%		07/07/22	20,675,000	20,675,000
						100,860,000
TEXAS 19.3%
Alamo CCD
LT GO Refunding Bonds Series 2012 (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	7,500,000	7,500,000
Arlington Higher Education Finance Corp
Education RB (Riverwalk Education Foundation) Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,225,000	2,225,000
Austin ISD
ULT GO Bonds Series 2022A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/22	1,000,000	1,003,841
ULT GO Refunding Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/22	1,785,000	1,790,406
Bexar Cnty Housing Finance Corp
M/F Housing RB Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))	(a)(b)	1.00%		07/07/22	10,375,000	10,375,000
Calhoun Cnty Navigation District
Environmental Facilities RB (Formosa Plastics) Series 2006 (LOC: BANK OF AMERICA NA)	(a)(b)	0.97%		07/07/22	28,500,000	28,500,000
RB (Formosa Plastics Corp) Series 2002 (LOC: CITIBANK NA)	(a)(b)	0.90%		07/07/22	10,000,000	10,000,000
Solid Waste Disposal RB (Formosa Plastics) Series 2000 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	0.97%		07/07/22	25,000,000	25,000,000
Solid Waste Disposal RB (Formosa Plastics) Series 2001 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	0.97%		07/07/22	24,500,000	24,500,000
Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)(c)	0.91%		07/07/22	27,500,000	27,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2008 (LOC: BANK OF AMERICA NA)	(a)(b)	0.97%		07/07/22	42,300,000	42,300,000
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)(c)	0.91%		07/07/22	35,000,000	35,000,000
Environmental Facilities RB (Formosa Plastics) Series 2012 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	0.97%		07/07/22	50,000,000	50,000,000
Port RB (Formosa Plastics) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)(b)	0.97%		07/07/22	28,275,000	28,275,000
Capital Area Housing Finance Corp
M/F Housing RB (Encino Pointe Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.97%		07/07/22	13,815,000	13,815,000
College Station ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/22	1,030,000	1,034,445
Corpus Christi ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/22	150,000	150,871
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/22	175,000	176,005
Cypress-Fairbanks ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.71%		07/01/22	28,300,000	28,300,000
Dallam Cnty IDC
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: BANK OF AMERICA NA)	(a)(b)	0.98%		07/07/22	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: WELLS FARGO BANK NA)	(a)(b)	0.98%		07/07/22	24,500,000	24,500,000
IDRB (Dalhart Jersey Ranch) Series 2006 (LOC: COBANK ACB)	(a)(b)	1.03%		07/07/22	610,000	610,000
IDRB (Morning Star Dairy) Series 2015 (LOC: FARM CREDIT BANK OF TEXAS)	(a)(b)	1.03%		07/07/22	5,350,000	5,350,000
IDRB (Morning Star Dairy) Series 2018 (LOC: FARM CREDIT BANK OF TEXAS)	(a)(b)	1.03%		07/07/22	10,000,000	10,000,000
Dallas
Waterworks & Sewer CP Notes Series F1 (LIQ: JPMORGAN CHASE BANK NA)		1.08%		08/03/22	5,200,000	5,200,000
Waterworks & Sewer CP Notes Series G (LIQ: STATE STREET BANK AND TRUST COMPANY)		1.08%		08/03/22	4,900,000	4,900,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,500,000	2,500,000
Sr Lien Sales Tax Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	4,905,000	4,905,000
Sr Lien Sales Tax Refunding RB Series 2021B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	8,580,000	8,580,000
Sr. Lien Sales Tax Refunding RB Series 2021B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	3,375,000	3,375,000
Dallas ISD
CP Series IA (LIQ: BANK OF AMERICA NA)		0.70%		07/01/22	14,000,000	14,000,000
Dallas-Fort Worth Int’l Airport Facility Improvement Corp
Airport Facility RB (FlightSafety) Series 1999	(a)(b)	1.00%		07/07/22	6,180,000	6,180,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ennis ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/22	200,000	201,133
Fort Bend Cnty
LT Refunding Bonds 2015B (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	7,790,000	7,790,000
Frisco ISD
ULT GO Refunding Bonds Series 2002 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.27%		08/15/22	615,000	614,795
Georgetown ISD
ULT School Building Bonds Series 2019A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/22	100,000	100,464
Grand Parkway Transportation Corp
1st Tier Toll Refunding RB Series 2020C (LOC: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.96%		07/07/22	8,070,000	8,070,000
Sub Tier Toll RB Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.96%		07/07/22	5,305,000	5,305,000
Sub Tier Toll RB Series 2018A (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.95%		07/07/22	19,765,000	19,765,000
Gulf Coast IDA
RB (ExxonMobil) Series 2012	(a)(b)	0.65%		07/01/22	22,965,000	22,965,000
Gulf Coast Waste Disposal Auth
RB (ExxonMobil) Series 2000	(a)(b)	0.66%		07/01/22	9,230,000	9,230,000
Hale Cnty IDC
Economic Development RB (Silverado Developers) Series 2008 (LOC: COOPERATIEVE RABOBANK UA)	(a)(b)	1.03%		07/07/22	5,400,000	5,400,000
IDRB (Struikmans Ramona) Series 2003 (LOC: COOPERATIEVE RABOBANK UA)	(a)(b)	1.03%		07/07/22	3,000,000	3,000,000
Harris Cnty
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.15%		07/06/22	1,100,000	1,100,000
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.20%		07/06/22	700,000	700,000
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.30%		08/03/22	32,970,000	32,970,000
GO Refunding Bonds Series 2015A (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	8,785,000	8,785,000
Toll Road Sr Lien Refunding RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	3,905,000	3,905,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Texas Childrens Hospital) Series 2021C (LIQ: BANK OF AMERICA NA)	(a)(b)	0.63%		07/01/22	6,300,000	6,300,000
Hospital RB (Texas Children’s Hospital) Series 2021D (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	27,770,000	27,770,000
RB (Houston Methodist) Series 2020B	(a)(b)	0.67%		07/01/22	12,840,000	12,840,000
Refunding RB (Methodist Hospital) Series 2009C1		0.85%		07/01/22	189,760,000	189,760,000
Refunding RB (Methodist Hospital) Series 2009C2		0.85%		07/01/22	60,515,000	60,515,000
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2	(a)(b)	0.67%		07/01/22	1,850,000	1,850,000
Harris Cnty Housing Finance Corp
M/F Housing RB (Baypointe Apts) Series 2006 (LOC: CITIBANK NA)	(a)(b)	0.95%		07/07/22	9,835,000	9,835,000
M/F Housing RB (Lafayette Village Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.92%		07/07/22	11,415,000	11,415,000
M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.92%		07/07/22	6,015,000	6,015,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Harris Cnty Toll Road Auth
1st Lien Revenue CP Series K (LOC: PNC BANK NATIONAL ASSOCIATION)		1.35%		09/08/22	23,760,000	23,760,000
Houston
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.04%		07/01/22	9,000,000	9,000,000
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.23%		07/21/22	20,000,000	20,000,000
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.30%		07/26/22	10,000,000	10,000,000
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.20%		08/04/22	6,000,000	6,000,000
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.45%		08/10/22	20,000,000	20,000,000
GO Refunding Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	12,400,000	12,400,000
Houston Texas Housing Finance Corp
M/F Housing (Fairlake Cove Apts) RB Series 2005 (LOC: CITIBANK NA)	(a)(b)	0.95%		07/07/22	7,125,000	7,125,000
Lamar Consolidated ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	5,000,000	5,000,000
Leander ISD
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	7,000,000	7,000,000
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.33%		08/16/22	100,000	99,958
Lewisville ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/22	1,100,000	1,104,840
Liberty Hill ISD
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/22	400,000	401,186
Love Field Airport Modernization Corp
Airport System CP (LOC: JPMORGAN CHASE BANK NA)		1.53%		09/16/22	26,152,000	26,152,000
Lower Colorado River Auth
CP Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		1.12%		07/07/22	5,033,000	5,033,000
CP Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		1.33%		09/08/22	21,980,000	21,980,000
Transmission Contract Revenue CP (LOC: STATE STREET BANK AND TRUST COMPANY; JPMORGAN CHASE BANK NA)		1.40%		08/23/22	10,000,000	10,000,000
Lower Neches Valley Auth
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B	(a)(b)	0.66%		07/01/22	61,775,000	61,775,000
RB (ExxonMobil) Series 2012	(a)(b)	0.63%		07/01/22	2,090,000	2,090,000
Lower Neches Valley Auth Industrial Development Corp
RB (ExxonMobil) Series 2010	(a)(b)	0.63%		07/01/22	21,745,000	21,745,000
Midlothian ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	(a)(c)(d)	0.94%		07/07/22	7,500,000	7,500,000
Montgomery ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	4,500,000	4,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
North East ISD
ULT Refunding Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/22	175,000	175,692
Northside ISD
ULT Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/22	600,000	601,850
Northwest ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	3,935,000	3,935,000
Parker Cnty
ULT GO Road Bonds Series 2017 (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	7,990,000	7,990,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2010	(a)(b)	1.01%		07/07/22	44,800,000	44,800,000
Exempt Facilities RB (Total USA) Series 2011	(a)(b)	1.00%		07/07/22	48,685,000	48,685,000
Exempt Facilities RB (Total USA) Series 2012	(a)(b)(f)	0.95%		07/07/22	140,895,000	140,895,000
Exempt Facilities RB (Total USA) Series 2012A	(a)(b)	1.00%		07/07/22	74,200,000	74,200,000
Exempt Facilities RB (Total USA) Series 2012B	(a)(b)	1.00%		07/07/22	30,000,000	30,000,000
RB (ATOFINA Petrochemicals) Series 2003B	(a)(b)	1.06%		07/07/22	10,000,000	10,000,000
RB (TOTAL Petrochemicals USA) Series 2008	(a)(b)	1.01%		07/07/22	50,000,000	50,000,000
San Antonio
Electric & Gas Jr Lien Refunding RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	5,440,000	5,440,000
GO Bonds Series 2018		5.00%		08/01/22	715,000	717,248
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.82%		07/06/22	41,100,000	41,100,000
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		1.30%		08/18/22	5,000,000	5,000,000
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		1.20%		08/02/22	9,175,000	9,175,000
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		1.55%		10/03/22	25,000,000	25,000,000
Water System Jr Lien Refunding & RB Series 2016C (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.95%		07/07/22	555,000	555,000
San Antonio Housing Finance Corp
M/F Housing Mortgage RB (Artisan) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.97%		07/07/22	13,200,000	13,200,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.94%		07/07/22	18,535,000	18,535,000
Southeast Housing Finance Corp
M/F Housing RB (Mansions at Moses Lake Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.99%		07/07/22	10,100,000	10,100,000
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Baylor Scott & White Health) Series 2019B (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	1,300,000	1,300,000
RB (Christus Health) Series 2016D (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	1,000,000	1,000,000
RB (Texas Health Resources) Series 2008C	(a)(b)	0.86%		07/07/22	24,100,000	24,100,000
RB (Texas Health Resources) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	8,815,000	8,815,000
RB (Texas Health) Series 2017B	(a)(b)	0.93%		07/07/22	18,280,000	18,280,000
Refunding RB (Christus Health) Series 2008C2 (LOC: BANK OF NEW YORK MELLON/THE)	(a)(b)	0.94%		07/07/22	15,000,000	15,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Texas
GO Bonds Series 2002 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	0.95%		07/07/22	4,500,000	4,500,000
GO Bonds Series 2005B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	0.96%		07/07/22	17,660,000	17,660,000
GO Bonds Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	0.95%		07/07/22	500,000	500,000
GO Bonds Series 2017 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	0.98%		07/07/22	80,000,000	80,000,000
GO Bonds Series 2018 (LIQ: FEDERAL HOME LOAN BANKS)	(a)(b)	0.98%		07/07/22	50,000,000	50,000,000
GO Bonds Series 2021B		4.00%		08/01/22	635,000	636,722
GO Refunding Bonds Series 2014A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	13,390,000	13,390,000
GO Refunding Bonds Series 2019		4.00%		08/01/22	1,705,000	1,708,541
Veterans Bonds Series 2016 (LIQ: TD BANK NA)	(a)(b)	0.94%		07/07/22	57,365,000	57,365,000
Veterans Bonds Series 2019 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)	0.98%		07/07/22	72,400,000	72,400,000
Veterans Bonds Series 2021 (LIQ: FEDERAL HOME LOAN BANKS)	(a)(b)	0.98%		07/07/22	54,425,000	54,425,000
Veterans Bonds Series 2022 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	1.10%		07/07/22	20,000,000	20,000,000
Veterans Housing Assistance Program Fund II Series 2001C2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	0.96%		07/07/22	21,995,000	21,995,000
Veterans Housing Assistance Program Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	0.96%		07/07/22	4,460,000	4,460,000
Veterans Housing Assistance Program Series 2008A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	0.96%		07/07/22	23,840,000	23,840,000
Texas A&M Univ
CP Series B		1.05%		07/07/22	19,000,000	19,000,000
RB Series 2017A		5.00%		07/01/22	640,000	640,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Bristol Apartments) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.92%		07/07/22	10,200,000	10,200,000
M/F Housing RB (Costa Ibiza Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.97%		07/07/22	11,820,000	11,820,000
M/F Housing RB (Costa Mariposa Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.97%		07/07/22	5,605,000	5,605,000
M/F Housing RB (Idlewilde Apartments) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.92%		07/07/22	4,790,000	4,790,000
M/F Housing RB (Tower Ridge Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	1.05%		07/07/22	14,900,000	14,900,000
M/F Housing RB (Windshire Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.92%		07/07/22	12,000,000	12,000,000
M/F Housing RB (Woodmont Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.97%		07/07/22	13,110,000	13,110,000
S/F Mortgage Refunding RB Series 2005A (LIQ: TEXAS (STATE OF))	(a)(b)	1.00%		07/07/22	8,815,000	8,815,000
Texas Public Finance Auth
CP Series 2019A		1.10%		08/16/22	10,000,000	10,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Texas Transportation Commission
GO Bonds Series 2016A (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	5,960,000	5,960,000
GO Refunding Bonds Series 2014 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.96%		07/07/22	4,000,000	4,000,000
State Highway Fund 1st Tier RB Series 2016B (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	8,000,000	8,000,000
State Highway Fund 1st Tier Refunding RB Series 2014A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.96%		07/07/22	16,000,000	16,000,000
Texas Transportation Commission State Highway Fund
State Highway Fund 1st Tier RB Series 2014B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)(f)	0.91%		07/07/22	95,100,000	95,100,000
Texas Veterans Housing Assistance Program
GO Bonds Fund II Series 2001A2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	1.00%		07/07/22	3,780,000	3,780,000
GO Bonds Fund II Series 2002A2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	1.00%		07/07/22	1,755,000	1,755,000
GO Bonds Fund II Series 2003B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	1.00%		07/07/22	16,000,000	16,000,000
GO Bonds Fund II Series 2004B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	1.00%		07/07/22	18,115,000	18,115,000
GO Bonds Fund II Series 2006A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	1.00%		07/07/22	21,005,000	21,005,000
Texas Water Dev Brd
State Water Fund RB Series 2019A		5.00%		10/15/22	285,000	288,798
Texas Water Development Board
State Revolving Fund RB New Series 2021		3.00%		08/01/22	3,255,000	3,260,189
Univ of Texas
Financing System RB Series 2008B	(a)(b)	0.80%		07/07/22	5,655,000	5,655,000
Financing System RB Series 2012B (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	7,300,000	7,300,000
Financing System RB Series 2016A		5.00%		07/01/22	320,000	320,000
Financing System Refunding RB Series 2016H		5.00%		08/15/22	425,000	427,083
Financing System Refunding RB Series 2017C		5.00%		08/15/22	200,000	201,169
Permanent Univ Fund Bonds Series 2008A (LIQ: UNIVERSITY OF TEXAS SYSTEM)	(a)(b)	0.83%		07/07/22	53,250,000	53,250,000
Refunding Bonds Series 2012A		5.00%		08/15/22	180,000	181,045
Refunding Bonds Series 2016I		5.00%		08/15/22	250,000	251,138
Upper Trinity Regional Water District
CP Notes Series A (LOC: BANK OF AMERICA NA)		0.93%		07/11/22	1,500,000	1,500,000
Whitehouse ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	4,750,000	4,750,000
						2,595,872,419
UTAH 0.8%
Intermountain Power Agency
Power Supply RB Series 2022A (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.97%		07/07/22	5,130,000	5,130,000
Sub Power Supply RB Series 2019A1 (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	5,000,000	5,000,000
Logan City
IDRB (Scientific Technology) Series 2001 (LOC: BANK OF THE WEST)	(a)(b)	0.97%		07/07/22	900,000	900,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Murray
Hospital RB (IHC Health Services) Series 2003B	(a)(b)	0.88%		07/07/22	44,200,000	44,200,000
Hospital RB (IHC Health Services) Series 2003C	(a)(b)	0.62%		07/01/22	2,375,000	2,375,000
Utah Cnty
Hospital RB (IHC Health Services) Series 2016C (LIQ: BMO HARRIS BANK NA)	(a)(b)	0.92%		07/07/22	4,500,000	4,500,000
Hospital RB (IHC Health Services) Series 2016E (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)	0.95%		07/07/22	4,000,000	4,000,000
Hospital RB (IHC Health Services) Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	4,875,000	4,875,000
Utah Housing Corp
M/F Housing RB (Florentine Villas Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.95%		07/07/22	18,880,000	18,880,000
Utah Water Finance Agency
RB Series 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)	0.95%		07/07/22	16,235,000	16,235,000
						106,095,000
VIRGINIA 1.8%
Albemarle Cnty Economic Development Auth
Hospital Facilities Refunding RB (Sentara Health) Series 2018A (LIQ: TD BANK NA)	(a)(b)	0.91%		07/07/22	60,635,000	60,635,000
Fairfax Cnty Economic Development Auth
Metrorail Parking System RB Series 2017 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.94%		07/07/22	7,500,000	7,500,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2018C	(a)(b)	0.91%		07/07/22	49,300,000	49,300,000
Hampton Roads Transportation Accountability Commission
Sr Lien RB Series 2020A (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,000,000	2,000,000
Sr Lien RB Series 2022A (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,250,000	2,250,000
Sr. Lien RB Series 2022A (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.94%		07/07/22	1,340,000	1,340,000
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2017B (LOC: TRUIST BANK)	(a)(b)	0.62%		07/01/22	3,795,000	3,795,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2012A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.97%		07/07/22	7,500,000	7,500,000
Airport System Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.99%		07/07/22	7,100,000	7,100,000
Airport System Refunding RB Series 2017A (LIQ: CITIBANK NA)	(a)(c)(d)	0.95%		07/07/22	5,000,000	5,000,000
Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Health) Series 2016A	(a)(b)	0.90%		07/07/22	23,000,000	23,000,000
Hospital Facilities Refunding RB (Sentara Healthcare) Series 2018B (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	19,295,000	19,295,000
Univ of Virginia
General RB Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	5,625,000	5,625,000
General Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	6,750,000	6,750,000
Virginia Small Business Financing Auth
Hospital RB (Carilion Clinic) Series 2008A (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)(b)	0.91%		07/07/22	45,725,000	45,725,000
						246,815,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WASHINGTON 2.4%
Franklin Pierce SD #402
ULT GO Bonds Series 2016 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	6,430,000	6,430,000
Granite Falls SD #332
ULT GO Refunding Bonds Series 2015A (GTY: WASHINGTON (STATE OF))		5.00%		12/01/22	190,000	193,734
Highline SD #401
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF)) (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.71%		07/01/22	5,620,000	5,620,000
ULT GO Refunding Bonds Series 2015 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	2,250,000	2,250,000
King Cnty Housing Auth
RB (Salmon Creek Apts) Series 2007 (LOC: BANK OF AMERICA NA)	(a)(b)	0.99%		07/07/22	3,545,000	3,545,000
King Cnty Sewer System
LT GO CP Series A		1.10%		07/07/22	13,500,000	13,500,000
LT GO CP Series A		0.93%		07/12/22	16,500,000	16,500,000
North Thurston Public Schools
ULT GO Refunding Bonds Series 2012 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/22	130,000	132,445
Northshore SD #417
ULT GO Bonds Series 2018 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/22	245,000	249,708
Port Bellingham IDA
IDRB (Hempler Foods) Series 2006 (LOC: BANK OF MONTREAL)	(a)(b)	0.95%		07/07/22	6,125,000	6,125,000
Port of Seattle
1st Lien Refunding RB Series 2016B (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.97%		07/07/22	3,600,000	3,600,000
RB Series 2018A (LIQ: DEUTSCHE BANK AG)	(a)(c)(d)	1.00%		07/07/22	8,780,000	8,780,000
Sub Lien Refunding RB Series 2008 (LOC: MUFG BANK LTD)	(a)(b)	0.96%		07/07/22	25,000,000	25,000,000
Seattle
Drainage and Wastewater System Refunding RB 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.71%		07/01/22	8,370,000	8,370,000
Light & Power RB Series 2015A (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.71%		07/01/22	5,900,000	5,900,000
Light & Power RB Series 2018A (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.94%		07/07/22	9,840,000	9,840,000
LT GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.68%		07/01/22	8,215,000	8,215,000
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.71%		07/01/22	7,605,000	7,605,000
Snohomish Cnty Housing Auth
RB (Olympic View & Sound View Apts) Series 2007 (LOC: BANK OF AMERICA NA)	(a)(b)	0.99%		07/07/22	4,265,000	4,265,000
Snohomish Cnty Public Utility District #1
RB Series 2021A (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.95%		07/07/22	7,500,000	7,500,000
Snoqualmie Valley SD #410
ULT GO Refunding Bonds Series 2018 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	9,500,000	9,500,000
Washington
COP Series 2015C		5.00%		07/01/22	6,305,000	6,305,000
COP Series 2016A		5.00%		07/01/22	265,000	265,000
COP Series 2016B		5.00%		07/01/22	2,090,000	2,090,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
COP Series 2017A		5.00%		07/01/22	1,085,000	1,085,000
COP Series 2018A		5.00%		07/01/22	125,000	125,000
COP Series 2021B		5.00%		07/01/22	485,000	485,000
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	10,850,000	10,850,000
GO Bonds Series 2014D (LIQ: CITIBANK NA)	(a)(c)(d)	0.94%		07/07/22	4,700,000	4,700,000
GO Bonds Series 2017D (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.94%		07/07/22	11,250,000	11,250,000
GO Bonds Series R-2012D (LIQ: CITIBANK NA)	(a)(c)(d)	0.94%		07/07/22	8,000,000	8,000,000
GO Refunding Bonds Series R-2013C (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	7,500,000	7,500,000
GO Refunding Bonds Series R-2017A		5.00%		08/01/22	175,000	175,710
GO Refunding Bonds Series R-2017C		5.00%		08/01/22	150,000	150,600
GO Refunding Bonds Series R-2021D		5.00%		07/01/22	490,000	490,000
Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2013D		5.00%		07/01/22	100,000	100,000
Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2020D		5.00%		07/01/22	10,405,000	10,405,000
Washington Health Care Facilities Auth
RB (CommonSpirit Health) Series 2019A (LOC: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,325,000	2,325,000
RB (MultiCare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	15,730,000	15,730,000
RB (MultiCare Health System) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	3,540,000	3,540,000
RB (MultiCare Health) RB Series 2015A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	7,875,000	7,875,000
RB (Providence Health & Services) Series 2014C&2014D (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.97%		07/07/22	14,395,000	14,395,000
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	7,500,000	7,500,000
RB (Seattle Children’s Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	6,545,000	6,545,000
Refunding RB (Seattle Children’s Hospital) Series 2015A&B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	8,625,000	8,625,000
Refunding RB (Seattle Children’s Hospital) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	18,860,000	18,860,000
Washington State Housing Finance Commission
M/F Housing RB (Clark Island) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.96%		07/07/22	5,560,000	5,560,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.96%		07/07/22	3,060,000	3,060,000
M/F Housing RB (Rainier Court Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.92%		07/07/22	12,750,000	12,750,000
						323,862,197
WEST VIRGINIA 0.0%
Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A	(a)(b)	0.91%		07/07/22	500,000	500,000
WISCONSIN 0.8%
Green Bay Redevelopment Auth
Exempt Facility RB (Green Bay Packaging Inc) Series 2019 (LOC: WELLS FARGO BANK NA)	(a)(b)	1.00%		07/07/22	73,400,000	73,400,000

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Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	7,725,000	7,725,000
RB (Children’s Hospital of Wisconsin) Series 2017 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.95%		07/07/22	4,000,000	4,000,000
RB (Froedtert & Community Health) Series 2009C (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	5,900,000	5,900,000
RB (Froedtert Health) Series 2012A (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	5,275,000	5,275,000
RB (ThedaCare Inc) Series 2019 (LOC: BANK OF AMERICA NA)	(a)(c)(d)	0.96%		07/07/22	1,880,000	1,880,000
Wisconsin Housing & Economic Development Auth
Housing RB Series 2018A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	2,000,000	2,000,000
Housing RB Series 2018A (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.94%		07/07/22	4,500,000	4,500,000
Housing RB Series 2021A		0.20%		09/01/22	550,000	549,448
						105,229,448
WYOMING 0.6%
Lincoln Cnty
Pollution Control Refunding RB (ExxonMobil) Series 2014	(a)(b)	0.67%		07/01/22	31,450,000	31,450,000
Sublette Cnty
Pollution Control Refunding RB (Exxon Mobil) Series 2014	(a)(b)	0.67%		07/01/22	18,220,000	18,220,000
Sweetwater Cnty
RB (Simplot Phosphates) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	(a)(b)	1.04%		07/07/22	32,700,000	32,700,000
						82,370,000
MULTIPLE STATES 3.6%
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: SOCIETE GENERALE SA)	(a)(b)(c)	0.97%		07/07/22	10,000,000	10,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: SOCIETE GENERALE SA)	(a)(b)(c)	0.96%	07/07/22	07/07/22	19,100,000	19,100,000
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)(c)	0.96%	07/07/22	07/07/22	25,000,000	25,000,000
Variable Rate Demand Preferred Shares Series C (LOC: SOCIETE GENERALE SA)	(a)(b)(c)	0.97%		07/07/22	73,300,000	73,300,000
Nuveen Municipal Credit Opportunities Fund
Variable Rate Demand Preferred Shares Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)(c)	1.02%	07/07/22	07/07/22	20,000,000	20,000,000
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: BARCLAYS BANK PLC)	(a)(b)(c)(f)	1.00%		07/07/22	137,400,000	137,400,000
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	(a)(b)(c)	1.00%		07/07/22	48,200,000	48,200,000
Variable Rate Demand Preferred Shares Series 3 (LOC: BARCLAYS BANK PLC)	(a)(b)(c)	1.00%		07/07/22	41,500,000	41,500,000
Western Asset Intermediate Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	1.01%		07/07/22	29,200,000	29,200,000

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Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	1.01%		07/07/22	71,000,000	71,000,000
Western Asset Municipal Partners Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	1.01%	07/07/22	07/07/22	12,600,000	12,600,000
						487,300,000
Total Municipal Securities (Cost $13,136,326,073)						13,136,326,073

U.S. GOVERNMENT AGENCY DEBT 1.8% OF NET ASSETS
Federal Home Loan Banks		0.90%		07/01/22	235,000,000	235,000,000
Total U.S. Government Agency Debt (Cost $235,000,000)						235,000,000
Total Investments in Securities (Cost $13,371,326,073)						13,371,326,073

(a)	Variable rate security; rate shown is effective rate at period end.
(b)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,462,179,000 or 25.8% of net assets.
(d)	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.

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Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

AUTH —	Authority
BAN —	Bond anticipation note
CCD —	Community college district
CNTY —	County
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
DEV —	Development
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSG —	Housing
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IND —	Independent
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

At June 30, 2022, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

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Schwab Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2022; unaudited
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$13,371,326,073
Receivables:
Fund shares sold		153,112,871
Interest		15,325,673
Investments sold		2,765,000
Prepaid expenses	+	298,646
Total assets		13,542,828,263
Liabilities
Payables:
Fund shares redeemed		73,173,304
Due to custodian		16,796,370
Investments bought		14,520,697
Distributions to shareholders		4,272,930
Investment adviser and administrator fees		1,940,648
Investments bought - delayed delivery		500,000
Accrued expenses	+	308,013
Total liabilities		111,511,962
Net assets		$13,431,316,301
Net Assets by Source
Capital received from investors		$13,431,947,872
Total distributable loss	+	(631,571)
Net assets		$13,431,316,301

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$2,467,837,199		2,467,218,935		$1.00
Ultra Shares	$10,963,479,102		10,960,724,000		$1.00

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Schwab Municipal Money Fund
Statement of Operations

For the period January 1, 2022 through June 30, 2022; unaudited
Investment Income
Interest received from securities - unaffiliated		$24,860,112
Expenses
Investment adviser and administrator fees		8,939,867
Shareholder service fees:
Investor Shares		1,314,509
Portfolio accounting fees		120,495
Registration fees		95,582
Custodian fees		56,344
Professional fees		31,125
Shareholder reports		30,216
Independent trustees’ fees		19,453
Transfer agent fees		614
Other expenses	+	33,464
Total expenses		10,641,669
Expense reduction	–	1,433,225
Net expenses	–	9,208,444
Net investment income		15,651,668
REALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(563,953)
Increase in net assets resulting from operations		$15,087,715

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Schwab Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/22-6/30/22		1/1/21-12/31/21
Net investment income		$15,651,668	$1,110,850
Net realized gains (losses)	+	(563,953)	867,999
Increase in net assets from operations		$15,087,715	$1,978,849
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($2,086,680)	($337,344)
Ultra Shares	+	(13,633,287)	(1,432,384)
Total distributions		($15,719,967)	($1,769,728)
TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		1,801,660,513	632,432,879
Ultra Shares	+	8,952,044,509	3,037,633,946
Total shares sold		10,753,705,022	3,670,066,825
Shares Reinvested
Investor Shares		1,046,907	249,034
Ultra Shares	+	7,306,748	1,099,749
Total shares reinvested		8,353,655	1,348,783
Shares Redeemed
Investor Shares		(931,344,900)	(1,077,283,104)
Ultra Shares	+	(4,399,990,039)	(6,582,409,468)
Total shares redeemed		(5,331,334,939)	(7,659,692,572)
Net transactions in fund shares		5,430,723,738	(3,988,276,964)
NET ASSETS
Beginning of period		$8,001,224,815	$11,989,292,658
Total increase (decrease)	+	5,430,091,486	(3,988,067,843)
End of period		$13,431,316,301	$8,001,224,815

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

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Schwab AMT Tax-Free Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS
Investor Shares	1/1/22– 6/30/22*	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.01	0.00 [3]
Net realized and unrealized gains (losses)	(0.00) [3]	0.00 [3]	0.00 [3]	0.00 [3]	(0.00) [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.01	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]	(0.00) [3]	(0.01)	(0.01) [4]	(0.00) [3]
Distributions from net realized gains	—	(0.00) [3]	—	—	—	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]	(0.00) [3]	(0.01)	(0.01) [4]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.10% [5]	0.02%	0.34%	1.19%	1.20% [4]	0.48%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.27% [6,7]	0.11% [7]	0.31% [7,8]	0.35%	0.35%	0.42% [9]
Gross operating expenses	0.37% [6]	0.37%	0.49%	0.52%	0.51%	0.55%
Net investment income (loss)	0.20% [6]	0.01%	0.38%	1.17%	1.14%	0.48%
Net assets, end of period (x 1,000,000)	$659	$644	$835	$1,273	$1,128	$632

*	Unaudited.
[1]	Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.07%.
[5]	Not annualized.
[6]	Annualized.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
[9]	Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.

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Schwab AMT Tax-Free Money Fund
FINANCIAL HIGHLIGHTS (continued)
Ultra Shares	1/1/22– 6/30/22*	1/1/21– 12/31/21	9/24/20 [1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	(0.00) [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	—	(0.00) [3]	—
Total distributions	(0.00) [3]	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00
Total return	0.14% [4]	0.02%	0.01% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.18% [5,6]	0.11% [6]	0.19% [5,6]
Gross operating expenses	0.22% [5]	0.22%	0.22% [5]
Net investment income (loss)	0.42% [5]	0.01%	0.02% [5]
Net assets, end of period (x 1,000,000)	$535	$161	$229

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Annualized.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.9% OF NET ASSETS
ALABAMA 2.4%
Huntsville Health Care Auth
CP		1.18%		07/22/22	1,500,000	1,500,000
RB Series 2020B (LOC: BANK OF AMERICA NA)	(a)(b)(c)	0.95%		07/07/22	695,000	695,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	(b)(d)	0.99%		07/07/22	7,000,000	7,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK ABP)	(b)(d)	0.99%		07/07/22	20,000,000	20,000,000
						29,195,000
ARIZONA 0.4%
Maricopa Cnty IDA
Hospital RB (HonorHealth) Series 2021C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	0.94%		07/07/22	2,500,000	2,500,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: BANK OF NOVA SCOTIA)	(b)(d)	0.95%		07/07/22	2,785,000	2,785,000
						5,285,000
CALIFORNIA 3.6%
California
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	0.94%		07/07/22	2,000,000	2,000,000
GO CP Series A3 (LOC: UBS AG)		1.07%		07/06/22	1,000,000	1,000,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.20%		07/12/22	1,100,000	1,100,000
RB (Kaiser Permanente) Series 2004K		0.20%		07/06/22	7,300,000	7,300,000
RB (Kaiser Permanente) Series 2004K		0.83%		08/02/22	1,000,000	1,000,000
RB (Kaiser Permanente) Series 2008B		1.50%		09/07/22	3,000,000	3,000,000
RB (Kaiser Permanente) Series 2008C		0.20%		07/12/22	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2009B5		0.29%		08/02/22	7,000,000	7,000,000
RB (Kaiser Permanente) Series 2009B5		0.35%		08/04/22	1,000,000	1,000,000
Irvine Ranch Water District
GO Refunding Bonds Series 2011A2 (SIFMA Municipal Swap Index + 0.06%)	(b)	0.97%	07/07/22	03/01/23	3,520,000	3,520,000

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Francisco Public Utilities Commission
Wastewater CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.03%		08/02/22	3,305,000	3,305,000
Water CP Series A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.25%		08/09/22	2,000,000	2,000,000
Sanger USD
GO Bonds Series C & A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	0.94%		07/07/22	1,155,000	1,155,000
Univ of California
Medical Center Pooled RB Series 2022P (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	0.94%		07/07/22	5,000,000	5,000,000
						43,380,000
COLORADO 0.6%
Colorado Health Facilities Auth
Hospital RB (Advent Health) Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.94%		07/07/22	650,000	650,000
RB (CommonSpirit Health) Series 2019A2 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.94%		07/07/22	2,500,000	2,500,000
RB (CommonSpirit Health) Series 2019A2 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	0.94%		07/07/22	1,670,000	1,670,000
Colorado Springs
Utility System Improvement RB Series 2007A (LIQ: TD BANK NA)	(b)(d)	0.88%		07/07/22	1,715,000	1,715,000
Denver SD #1
GO Bonds Series 2022A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	0.94%		07/07/22	800,000	800,000
						7,335,000
CONNECTICUT 0.8%
Connecticut Development Auth
Refunding RB (Bradley Airport Hotel) Series 2006A (LOC: TD BANK NA)	(b)(d)	1.01%		07/07/22	9,430,000	9,430,000
DISTRICT OF COLUMBIA 2.4%
District Columbia Income Tax Revenue
Income Tax Secured RB Series 2019A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	0.94%		07/07/22	1,790,000	1,790,000
District of Columbia
GO Refunding Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(b)(c)	0.96%		07/07/22	970,000	970,000
Income Tax Secured RB Series 2012C (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	0.94%		07/07/22	5,945,000	5,945,000
Income Tax Secured RB Series 2020C (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	0.94%		07/07/22	2,000,000	2,000,000
RB (Pew Charitable Trusts) Series 2008A (LOC: PNC BANK NATIONAL ASSOCIATION)	(b)(d)	0.91%		07/07/22	900,000	900,000
District of Columbia Water & Sewer Auth
Extendible CP Series A		1.35%	08/15/22	02/10/23	12,000,000	12,000,000
Public Utility Sub Lien RB Series 2013A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.94%		07/07/22	5,000,000	5,000,000
						28,605,000
FLORIDA 2.6%
Collier Cnty Health Facilities Auth
RB (Cleveland Clinic) Series 2003C1		1.47%		09/16/22	1,230,000	1,230,000

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Florida Housing Finance Corp
M/F Housing RB (Hudson Ridge Apts) Series 2008L (LOC: JPMORGAN CHASE BANK NA)	(b)(d)	0.96%		07/07/22	2,175,000	2,175,000
M/F Mortgage RB (Mariner’s Cay Apts) Series 2008M (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(b)(d)	0.90%		07/07/22	490,000	490,000
Florida Local Government Finance Commission
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		1.03%		07/05/22	3,141,000	3,141,000
Hillsborough Cnty IDA
Health System RB (Baycare Health) Series 2020B (LOC: TD BANK NA)	(b)(d)	0.61%		07/01/22	5,000,000	5,000,000
Jacksonville
Health Care Refunding RB (Baptist Health) Series 2019E	(b)(d)	0.91%		07/07/22	5,000,000	5,000,000
Miami-Dade Cnty
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	0.98%		07/07/22	2,000,000	2,000,000
Orlando Utilities Commission
Utility System RB Series 2008-2 (LIQ: TD BANK NA)	(b)(d)	0.99%		07/07/22	12,000,000	12,000,000
						31,036,000
GEORGIA 2.7%
Atlanta
Water & Wastewater Refunding RB Series 2015&2017A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	0.94%		07/07/22	12,110,000	12,110,000
Atlanta Airport
2nd Lien PFC & 3rd Lien General Revenue CP Series K1 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.14%		07/18/22	15,313,000	15,313,000
Brookhaven Development Auth
RB (Children’s Healthcare of Atlanta) Series 2019A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	0.94%		07/07/22	3,810,000	3,810,000
Fulton Cnty Development Auth
RB (Children’s Healthcare of Atlanta) Series 2019C		5.00%		07/01/22	1,000,000	1,000,000
						32,233,000
HAWAII 0.0%
Honolulu
GO Bonds Series 2019C		4.00%		08/01/22	150,000	150,458
IDAHO 0.2%
Idaho Health Facilities Auth
RB (St Luke’s Health System) Series 2021A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	0.95%		07/07/22	2,180,000	2,180,000
ILLINOIS 6.0%
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		1.10%		08/04/22	6,000,000	6,000,000
RB (Advocate Health) Series 2008C-1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(d)	0.95%		07/07/22	17,285,000	17,285,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	(b)(d)	0.98%		07/07/22	3,500,000	3,500,000
RB (Northshore Edward Elmhurst Health) Series 2022F (LIQ: JPMORGAN CHASE BANK NA)	(b)(d)	0.61%		07/01/22	3,670,000	3,670,000
RB (Northshore Edward Elmhurst) Series 2022E (LIQ: JPMORGAN CHASE BANK NA)	(b)(d)	0.63%		07/01/22	5,675,000	5,675,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (NorthShore Univ Health System) Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	0.96%		07/07/22	7,580,000	7,580,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	0.94%		07/07/22	2,560,000	2,560,000
Illinois Hsg Development Auth March 2016 S/F
RB Series 2022D (LIQ: BANK OF MONTREAL)	(b)(d)	0.95%		07/07/22	430,000	430,000
Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.95%		07/07/22	6,665,000	6,665,000
Illinois Toll Highway Auth
Sr RB Series 2014C (LIQ: CITIBANK NA)	(a)(b)(c)	0.94%		07/07/22	6,770,000	6,770,000
Sr RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	0.97%		07/07/22	3,100,000	3,100,000
Metropolitan Water Reclamation District of Greater Chicago
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	0.94%		07/07/22	8,320,000	8,320,000
						71,555,000
INDIANA 3.3%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: COBANK ACB)	(b)(d)	0.96%		07/07/22	28,500,000	28,500,000
Economic Development RB (Cargill) Series 2011	(b)(d)	0.96%		07/07/22	11,000,000	11,000,000
						39,500,000
IOWA 3.3%
Iowa Board of Regents
RB (Univ of Iowa Hospitals) Series 2012 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	0.94%		07/07/22	14,035,000	14,035,000
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill) Series 2009A	(b)(d)	0.94%		07/07/22	13,000,000	13,000,000
Midwestern Disaster Area RB (Cargill) Series 2009B	(b)(d)	0.96%		07/07/22	1,390,000	1,390,000
Midwestern Disaster Area RB (Cargill) Series 2012	(b)(d)	0.98%		07/07/22	7,000,000	7,000,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	(b)(d)	0.99%		07/07/22	4,060,000	4,060,000
						39,485,000
KENTUCKY 0.4%
Louisville & Jefferson Cnty Metro Government
RB (Norton Healthcare) Series 2011B (LOC: PNC BANK NATIONAL ASSOCIATION)	(b)(d)	0.63%		07/01/22	1,800,000	1,800,000
Louisville & Jefferson Cnty Metro Sewer District
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		1.15%		08/23/22	1,500,000	1,500,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		1.50%		09/16/22	2,000,000	2,000,000
						5,300,000
LOUISIANA 0.6%
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984A (LOC: WELLS FARGO BANK NA)		1.45%		03/15/23	7,500,000	7,500,000
MARYLAND 1.6%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(b)(c)	0.94%		07/07/22	3,675,000	3,675,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Howard Cnty
Recovery Zone Facility RB (Lorien at Elkridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(b)(d)	0.98%		07/07/22	6,720,000	6,720,000
Recovery Zone Facility RB (Meadowridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(b)(d)	0.98%		07/07/22	6,825,000	6,825,000
Montgomery Cnty
RB (Trinity Health) Series 2013MD		1.35%		09/01/22	2,400,000	2,400,000
						19,620,000
MASSACHUSETTS 1.5%
Massachusetts
GO Bonds Series 2016B (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	0.94%		07/07/22	2,460,000	2,460,000
GO Bonds Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.94%		07/07/22	4,165,000	4,165,000
GO Refunding Bond Series 2006B		5.25%		09/01/22	155,000	156,305
GO Refunding Bonds Series 2004A		5.25%		08/01/22	1,000,000	1,003,657
GO Refunding Bonds Series 2004B		5.25%		08/01/22	125,000	125,514
GO Refunding Bonds Series 2016B		5.00%		07/01/22	325,000	325,000
GO Refunding Bonds Series 2020D (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.94%		07/07/22	1,000,000	1,000,000
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2006A		5.25%		07/01/22	100,000	100,000
Sr Sales Tax RB Series 2003C		5.25%		07/01/22	100,000	100,000
Sub Sales Tax Bonds Series 2020B1		5.00%		07/01/22	315,000	315,000
Massachusetts Bay Transportation Auth Special Assessment
Assessment Bonds Series A2 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	0.94%		07/07/22	5,625,000	5,625,000
Massachusetts Development Finance Agency
RB (Harvard Univ) Series 2016A		5.00%		07/15/22	2,520,000	2,523,603
RB (Partners HealthCare) Series 2017S1		5.00%		07/01/22	550,000	550,000
						18,449,079
MICHIGAN 1.7%
Lenawee Cnty Economic Development Corp
Refunding RB (Siena Heights Univ) Series 2009 (LOC: FEDERAL HOME LOAN BANKS)	(b)(d)	0.94%		07/07/22	3,545,000	3,545,000
Michigan Housing Development Auth
Rental Housing RB Series 2022B (LOC: BANK OF AMERICA NA)	(b)(d)	0.93%		07/07/22	4,800,000	4,800,000
Michigan State Univ
General RB Series 2000A1 (LIQ: PNC BANK NATIONAL ASSOCIATION)	(b)(d)	0.93%		07/07/22	7,000,000	7,000,000
General RB Series 2019B (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.96%		07/07/22	1,915,000	1,915,000
Univ of Michigan
General RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	0.94%		07/07/22	2,983,500	2,983,500
						20,243,500
MINNESOTA 1.7%
Eden Prairie
M/F Housing Refunding RB (Park At City West Apts) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(b)(d)	0.95%		07/07/22	14,805,000	14,805,000
Minnesota HFA
Residential Housing Finance Bonds Series 2015G (LIQ: ROYAL BANK OF CANADA)	(b)(d)	0.90%		07/07/22	2,700,000	2,700,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2014		1.10%		07/07/22	3,000,000	3,000,000
						20,505,000
MISSISSIPPI 0.7%
Jackson Cnty
Port Facility Refunding RB (Chevron) Series 1993	(b)(d)	0.63%		07/01/22	1,800,000	1,800,000
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron) Series 2010C	(b)(d)	0.94%		07/07/22	5,000,000	5,000,000
Gulf Opportunity Zone IDRB (Chevron) Series 2011D	(b)(d)	0.63%		07/01/22	840,000	840,000
IDRB (Chevron) Series 2011A	(b)(d)	0.63%		07/01/22	860,000	860,000
						8,500,000
MISSOURI 2.1%
Missouri Health & Educational Facilities Auth
Health Facilities RB (SSM Health) Series 2019A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	0.95%		07/07/22	4,000,000	4,000,000
Health Facilities Refunding RB (BJC Health) Series 2008A	(b)(d)	0.90%		07/07/22	19,310,000	19,310,000
St Louis County
Special Obligation RB (Convention Center) Series 2022A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	0.94%		07/07/22	1,545,000	1,545,000
						24,855,000
NEBRASKA 0.5%
Central Plains Energy
Gas Refunding RB Series 2017A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	0.95%		07/07/22	5,330,000	5,330,000
NEW JERSEY 1.4%
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2009A (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	0.94%		07/07/22	16,552,000	16,552,000
NEW YORK 20.2%
Battery Park City Auth
Jr RB Series 2019D1 (LIQ: TD BANK NA)	(b)(d)	0.88%		07/07/22	3,500,000	3,500,000
Canandaigua SD
BAN 2022		3.25%		06/23/23	2,000,000	2,026,291
New York City
GO Bonds Fiscal 2006 Series E4 (LOC: BANK OF AMERICA NA)	(b)(d)	0.91%		07/07/22	8,000,000	8,000,000
GO Bonds Fiscal 2012 Series A4 (LOC: MUFG BANK LTD)	(b)(d)	0.90%		07/07/22	1,650,000	1,650,000
GO Bonds Fiscal 2013 Series D		5.00%		08/01/22	125,000	125,488
GO Bonds Fiscal 2013 Series J		5.00%		08/01/22	105,000	105,338
GO Bonds Fiscal 2021 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.94%		07/07/22	3,255,000	3,255,000
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.94%		07/07/22	3,000,000	3,000,000
GO Bonds Fiscal 2022 Series D3 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(b)(d)	0.64%		07/01/22	9,500,000	9,500,000
GO Bonds Fiscal 2022 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(b)(d)	0.65%		07/01/22	7,000,000	7,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York City Housing Development Corp
M/F Housing RB Series 2020I3 (LIQ: TD BANK NA)	(b)(d)	0.88%		07/07/22	6,100,000	6,100,000
M/F Housing RB Series 2021F3 (LIQ: BARCLAYS BANK PLC)	(b)(d)	0.90%		07/07/22	1,415,000	1,415,000
M/F Housing RB Series 2022C3 (LIQ: BARCLAYS BANK PLC)	(b)(d)	0.91%		07/07/22	2,720,000	2,720,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2019 Series BB (LIQ: TD BANK NA)	(b)(d)	0.88%		07/07/22	1,885,000	1,885,000
Water & Sewer System 2nd Resolution RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	0.68%		07/01/22	17,720,000	17,720,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(b)(d)	0.64%		07/01/22	1,840,000	1,840,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(b)(d)	0.62%		07/01/22	9,240,000	9,240,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	0.94%		07/07/22	2,635,000	2,635,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD&EE (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	0.94%		07/07/22	650,000	650,000
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series EE2 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.94%		07/07/22	565,000	565,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 & 2022 Series CC1 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	0.94%		07/07/22	5,550,000	5,550,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.94%		07/07/22	1,835,000	1,835,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series EE2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(b)(d)	0.65%		07/01/22	3,500,000	3,500,000
New York City Transitional Finance Auth
Future Tax Sec Sub Bonds Fiscal Series 2018C3 & 2020B1 & 2021C1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.94%		07/07/22	1,500,000	1,500,000
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	(b)(d)	0.65%		07/01/22	5,000,000	5,000,000
Future Tax Secured Sub Bonds Fiscal 2022 Series F (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	0.94%		07/07/22	3,075,000	3,075,000
Future Tax Secured Sub Bonds Fiscal 2022 Series F1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	0.94%		07/07/22	200,000	200,000
Future Tax Secured Sub Bonds Fiscal 2022 Series F1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.94%		07/07/22	3,500,000	3,500,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B1 (SIFMA Municipal Swap Index + 0.15%)	(b)	1.06%	07/07/22	12/29/22	3,850,000	3,850,000
Refunding RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.04%)	(b)	0.95%	07/07/22	08/29/22	1,245,000	1,245,000
New York State Dormitory Auth
State Personal Income Tax RB Series 2019D (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.94%		07/07/22	180,000	180,000
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	0.94%		07/07/22	375,000	375,000
State Personal Income Tax RB Series 2020A 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.94%		07/07/22	8,000,000	8,000,000
State Personal Income Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	0.94%		07/07/22	265,000	265,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.94%		07/07/22	2,980,000	2,980,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	0.94%		07/07/22	675,000	675,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.94%		07/07/22	5,000,000	5,000,000
New York State HFA
Housing RB (10 Barclay St) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(b)(d)	0.90%		07/07/22	10,735,000	10,735,000
Housing RB (Historic Front St) Series 2003A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(b)(d)	0.91%		07/07/22	700,000	700,000
RB (8 East 102nd St) Series 2010A (LOC: TD BANK NA)	(b)(d)	0.89%		07/07/22	7,700,000	7,700,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 231 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	0.94%		07/07/22	3,540,000	3,540,000
New York State Power Auth
CP Series 2		1.10%		07/11/22	3,000,000	3,000,000
RB Series 2020A (LIQ: CITIBANK NA)	(a)(b)(c)	0.94%		07/07/22	1,130,000	1,130,000
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	0.94%		07/07/22	2,595,000	2,595,000
State Personal Income Tax RB Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.94%		07/07/22	4,755,000	4,755,000
State Personal Income Tax RB Series 2021A-1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.94%		07/07/22	2,900,000	2,900,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2020A & 2020E (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.94%		07/07/22	1,000,000	1,000,000
State Sales Tax RB Series 2021A (LIQ: CITIBANK NA)	(a)(b)(c)	0.94%		07/07/22	7,450,000	7,450,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)(d)	0.96%		07/07/22	9,000,000	9,000,000
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)(d)	0.96%		07/07/22	6,000,000	6,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(d)	0.95%		07/07/22	6,000,000	6,000,000
Port Auth of New York & New Jersey
Consolidated Bonds 179th Series (LIQ: CITIBANK NA)	(a)(b)(c)	0.94%		07/07/22	1,900,000	1,900,000
Consolidated Bonds 198th Series (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.94%		07/07/22	1,755,000	1,755,000
Consolidated Bonds 217th Series (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.95%		07/07/22	3,305,000	3,305,000
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(b)(d)	0.98%		07/07/22	3,985,000	3,985,000
Ravena-Coeymans-Selkirk CSD
BAN 2021		1.50%		08/12/22	800,000	800,828
Rondout Valley CSD
GO BANs 2022		3.50%		06/28/23	1,000,000	1,006,020

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Triborough Bridge & Tunnel Auth
General RB Series 2003B1 (LOC: US BANK NATIONAL ASSOCIATION)	(b)(d)	0.65%		07/01/22	2,910,000	2,910,000
General RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.94%		07/07/22	4,275,000	4,275,000
Payroll Mobility Tax Sr Lien Bonds Series 2021A1 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	0.94%		07/07/22	1,510,000	1,510,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.94%		07/07/22	19,875,000	19,875,000
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(b)(d)	1.05%		07/07/22	2,965,000	2,965,000
						240,453,965
NORTH CAROLINA 0.3%
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	0.94%		07/07/22	500	500
North Carolina HFA
Homeownership Refunding RB Series 45		0.30%		07/01/22	240,000	240,000
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Rex Healthcare) Series 2020A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	0.96%		07/07/22	3,705,000	3,705,000
						3,945,500
OHIO 2.2%
Akron, Bath & Copley Jt Township Hospital District
Hospital RB (Summa Health) Series 2017B (LOC: BMO HARRIS BANK NA)	(b)(d)	0.91%		07/07/22	6,540,000	6,540,000
RB (Concordia Lutheran Obligated Group) Series 2013A (LOC: TRUIST BANK)	(b)(d)	1.01%		07/07/22	5,000,000	5,000,000
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	0.94%		07/07/22	2,675,000	2,675,000
Franklin Cnty
RB (Trinity Health) Series 2013OH		1.40%		08/01/22	5,000,000	5,000,000
Ohio
Hospital RB (Cleveland Clinic Health System) Series 2019E (LIQ: PNC BANK NATIONAL ASSOCIATION)	(b)(d)	0.65%		07/01/22	1,680,000	1,680,000
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		0.80%		02/01/23	4,805,000	4,805,000
						25,700,000
OREGON 0.5%
Centennial SD #28JT
GO Refunding Bonds Series 2020 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	0.94%		07/07/22	1,720,000	1,720,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	(b)(d)	0.97%		07/07/22	3,995,000	3,995,000
						5,715,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PENNSYLVANIA 1.4%
Adams Cnty IDA
RB (Gettysburg Fdn) Series 2006A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(b)(d)	1.05%		07/07/22	6,870,000	6,870,000
Chester Cnty Health & Ed
RB (Tel Hai Retirement Community) Series 2020 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(b)(d)	0.98%		07/07/22	3,000,000	3,000,000
Delaware Valley Regional Finance Auth
Local Gov’t RB Series 2020D (LOC: TD BANK NA)	(b)(d)	0.90%		07/07/22	1,305,000	1,305,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(b)(d)	1.00%		07/07/22	630,000	630,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Forge Gate Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(b)(d)	0.95%		07/07/22	4,950,000	4,950,000
						16,755,000
SOUTH CAROLINA 1.1%
Patriots Energy Group Financing Agency
Gas Supply RB Series 2018 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	0.96%		07/07/22	955,000	955,000
South Carolina Housing Finance & Development Auth
M/F Rental Housing RB (Franklin Square Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(b)(d)	0.92%		07/07/22	9,600,000	9,600,000
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	(a)(b)(c)	1.11%	07/07/22	10/03/22	2,000,000	2,000,000
						12,555,000
TENNESSEE 1.2%
Chattanooga Health, Educational & Housing Facility Board
RB (CommonSpirit Health) Series 2019A1&A2 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.94%		07/07/22	1,685,000	1,685,000
Greeneville Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2018A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	0.95%		07/07/22	7,000,000	7,000,000
Memphis
GO CP Series A (LIQ: STATE STREET BANK AND TRUST COMPANY)		1.12%		07/06/22	3,300,000	3,300,000
Metro Government of Nashville & Davidson Cnty
GO CP Series 2021 (LIQ: BANK OF AMERICA NA)		1.13%		07/19/22	2,000,000	2,000,000
GO Refunding Bonds Series 2012		5.00%		07/01/22	250,000	250,000
						14,235,000
TEXAS 20.5%
Arlington Higher Education Finance Corp
Education RB (Riverwalk Education Foundation) Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	0.94%		07/07/22	2,500,000	2,500,000
Clifton Higher Ed Finance Corp
Education RB Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	0.94%		07/07/22	2,945,000	2,945,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dallas
Waterworks & Sewer CP Notes Series F1 (LIQ: JPMORGAN CHASE BANK NA)		1.08%		08/03/22	1,800,000	1,800,000
Galena Park ISD
ULT GO Refunding Bonds Series 2002 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.27%		08/15/22	290,000	289,903
Gulf Coast IDA
RB (ExxonMobil) Series 2012	(b)(d)	0.65%		07/01/22	5,720,000	5,720,000
Harris Cnty
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.30%		08/03/22	6,890,000	6,890,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Texas Children’s Hospital) Series 2021A (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	0.97%		07/07/22	4,600,000	4,600,000
RB (Houston Methodist) Series 2020B	(b)(d)	0.67%		07/01/22	1,050,000	1,050,000
Refunding RB (Methodist Hospital) Series 2009C1		0.85%		07/01/22	14,235,000	14,235,000
Refunding RB (Methodist Hospital) Series 2009C2		0.85%		07/01/22	20,235,000	20,235,000
Harris Cnty Toll Road Auth
1st Lien Revenue CP Series K (LOC: PNC BANK NATIONAL ASSOCIATION)		1.35%		09/08/22	1,240,000	1,240,000
1st Lien Revenue CP Series K (LOC: PNC BANK NATIONAL ASSOCIATION)		1.54%		09/08/22	800,000	800,000
1st Lien Revenue CP Series K (LOC: PNC BANK NATIONAL ASSOCIATION)		1.70%		09/08/22	100,000	100,000
Houston
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.94%		07/07/22	12,500,000	12,500,000
Lewisville ISD
ULT GO Refunding Bonds Series 2017A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/22	2,275,000	2,285,270
Lower Colorado River Auth
CP Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		1.33%		09/08/22	1,915,000	1,915,000
Northside ISD
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/22	115,000	115,083
Panhandle Regional Housing Financial Corp
M/F Housing RB (Jason Ave Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(b)(d)	0.97%		07/07/22	13,085,000	13,085,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2010	(b)(d)	1.01%		07/07/22	5,200,000	5,200,000
Exempt Facilities RB (Total USA) Series 2011	(b)(d)	1.00%		07/07/22	18,315,000	18,315,000
Exempt Facilities RB (Total USA) Series 2012	(b)(d)	0.95%		07/07/22	6,380,000	6,380,000
Exempt Facilities RB (Total USA) Series 2012A	(b)(d)	1.00%		07/07/22	10,000,000	10,000,000
Exempt Facilities RB (Total USA) Series 2012B	(b)(d)	1.00%		07/07/22	4,000,000	4,000,000
San Antonio
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.82%		07/06/22	7,285,000	7,285,000
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		1.20%		08/02/22	9,825,000	9,825,000
San Antonio Housing Finance Corp
M/F Housing Mortgage RB (Artisan) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(b)(d)	0.97%		07/07/22	1,800,000	1,800,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.94%		07/07/22	13,970,000	13,970,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Spring ISD
ULT Refunding GO Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/22	150,000	150,850
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Baylor Scott & White Health) Series 2019B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	0.94%		07/07/22	6,000,000	6,000,000
RB (Texas Health Resources) Series 2008A	(b)(d)	0.86%		07/07/22	3,570,000	3,570,000
RB (Texas Health Resources) Series 2016A (LIQ: CREDIT SUISSE AG)	(a)(b)(c)	0.95%		07/07/22	4,585,000	4,585,000
RB (Texas Health Resources) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	0.94%		07/07/22	3,685,000	3,685,000
Refunding RB (Christus Health) Series 2008C2 (LOC: BANK OF NEW YORK MELLON/THE)	(b)(d)	0.94%		07/07/22	6,975,000	6,975,000
Texas
GO Bonds Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(b)(d)	0.95%		07/07/22	1,500,000	1,500,000
GO Bonds Series 2017 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(b)(d)	0.98%		07/07/22	13,865,000	13,865,000
GO Bonds Series 2018 (LIQ: FEDERAL HOME LOAN BANKS)	(b)(d)	0.98%		07/07/22	5,600,000	5,600,000
GO Refunding Bonds Series 2016		5.00%		10/01/22	100,000	101,122
Veterans Bonds Series 2012B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(b)(d)	0.95%		07/07/22	10,850,000	10,850,000
Veterans Bonds Series 2016 (LIQ: TD BANK NA)	(b)(d)	0.94%		07/07/22	6,300,000	6,300,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Costa Mariposa Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(b)(d)	0.97%		07/07/22	3,280,000	3,280,000
Texas Transportation Commission State Highway Fund
State Highway Fund 1st Tier RB Series 2014B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(b)(d)	0.91%		07/07/22	4,900,000	4,900,000
Univ of Texas
Permanent Univ Fund Bonds Series 2008A (LIQ: UNIVERSITY OF TEXAS SYSTEM)	(b)(d)	0.83%		07/07/22	115,000	115,000
RB Series 2008B	(b)(d)	0.80%		07/07/22	530,000	530,000
Ysleta ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.94%		07/07/22	4,000,000	4,000,000
						245,087,228
UTAH 1.6%
Intermountain Power Agency
Power Supply RB Series 2022A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.97%		07/07/22	2,320,000	2,320,000
Sub Power Supply RB Series 2019A1 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	0.94%		07/07/22	5,000,000	5,000,000
Utah Cnty
Hospital RB (IHC Health Services) Series 2016B (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	0.94%		07/07/22	1,920,000	1,920,000
Hospital RB (IHC Health Services) Series 2016E (LIQ: JPMORGAN CHASE BANK NA)	(b)(d)	0.95%		07/07/22	3,000,000	3,000,000
Utah Water Finance Agency
RB Series 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(d)	0.95%		07/07/22	6,620,000	6,620,000
						18,860,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
VIRGINIA 1.9%
Albemarle Cnty Economic Development Auth
Hospital Facilities Refunding RB (Sentara Health) Series 2018A (LIQ: TD BANK NA)	(b)(d)	0.91%		07/07/22	4,000,000	4,000,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2018C	(b)(d)	0.91%		07/07/22	700,000	700,000
Hospital Refunding RB (Inova Health) Series 1993A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	0.96%		07/07/22	1,745,000	1,745,000
Loudoun Cnty
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(b)(c)	0.96%		07/07/22	2,000,000	2,000,000
Norfolk
Water Refunding RB Series 2017 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	0.94%		07/07/22	7,500,000	7,500,000
Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Health) Series 2016A	(b)(d)	0.90%		07/07/22	6,165,000	6,165,000
						22,110,000
WASHINGTON 2.7%
Highline SD #401
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF)) (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(b)(c)	0.71%		07/01/22	2,870,000	2,870,000
King Cnty Sewer System
LT GO CP Series A		0.93%		07/12/22	1,500,000	1,500,000
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: ROYAL BANK OF CANADA)	(b)(d)	0.96%		07/07/22	2,340,000	2,340,000
Seattle
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(b)(c)	0.71%		07/01/22	3,920,000	3,920,000
Snohomish Cnty Public Utility District #1
Generation System RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	0.94%		07/07/22	6,670,000	6,670,000
Washington
COP Series 2019B		5.00%		07/01/22	2,430,000	2,430,000
COP Series 2020D		5.00%		07/01/22	275,000	275,000
GO Refunding Bonds Series R-2015A		5.00%		07/01/22	100,000	100,000
GO Refunding Bonds Series R-2020C		5.00%		07/01/22	1,570,000	1,570,000
Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2015F		5.00%		07/01/22	275,000	275,000
Washington Health Care Facilities Auth
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.94%		07/07/22	7,475,000	7,475,000
Washington Higher Education Facilities Auth
RB (Gonzaga Univ) Series 2019A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	0.95%		07/07/22	1,230,000	1,230,000
RB (Gonzaga Univ) Series 2019A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	0.96%		07/07/22	1,275,000	1,275,000
						31,930,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WISCONSIN 0.4%
Wisconsin Health & Educational Facilities Auth
RB (Children’s Hospital of Wisconsin) Series 2017 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	0.95%		07/07/22	4,000,000	4,000,000
Refunding RB (Froedtert Health) Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(d)	0.65%		07/01/22	805,000	805,000
						4,805,000
WYOMING 0.2%
Laramie Cnty
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021 (LOC: BANK OF AMERICA NA)	(a)(b)(c)	0.96%		07/07/22	1,920,000	1,920,000
MULTIPLE STATES 5.2%
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: SOCIETE GENERALE SA)	(a)(b)(d)	0.97%	07/07/22	07/07/22	3,000,000	3,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: SOCIETE GENERALE SA)	(a)(b)(d)	0.96%	07/07/22	07/07/22	33,800,000	33,800,000
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	(a)(b)(d)	0.96%	07/07/22	07/07/22	25,000,000	25,000,000
						61,800,000
Total Municipal Securities (Cost $1,192,095,730)						1,192,095,730

U.S. GOVERNMENT AGENCY DEBT 0.4% OF NET ASSETS
Federal Home Loan Banks		0.90%		07/01/22	5,000,000	5,000,000
Total U.S. Government Agency Debt (Cost $5,000,000)						5,000,000
Total Investments in Securities (Cost $1,197,095,730)						1,197,095,730

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $475,176,000 or 39.8% of net assets.
(b)	Variable rate security; rate shown is effective rate at period end.
(c)	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(d)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

AUTH —	Authority
BAN —	Bond anticipation note
CNTY —	County
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSG —	Housing
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

At June 30, 2022, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Statement of Assets and Liabilities

As of June 30, 2022; unaudited
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$1,197,095,730
Cash		66,134
Receivables:
Fund shares sold		3,874,657
Interest		1,499,190
Prepaid expenses	+	87,486
Total assets		1,202,623,197
Liabilities
Payables:
Fund shares redeemed		8,770,769
Distributions to shareholders		343,254
Investment adviser and administrator fees		163,394
Accrued expenses	+	92,441
Total liabilities		9,369,858
Net assets		$1,193,253,339
Net Assets by Source
Capital received from investors		$1,193,295,652
Total distributable loss	+	(42,313)
Net assets		$1,193,253,339

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$658,730,692		658,435,684		$1.00
Ultra Shares	$534,522,647		534,285,472		$1.00

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Statement of Operations

For the period January 1, 2022 through June 30, 2022; unaudited
Investment Income
Interest received from securities - unaffiliated		$2,253,313
Expenses
Investment adviser and administrator fees		844,025
Shareholder service fees:
Investor Shares		468,527
Portfolio accounting fees		53,045
Registration fees		30,784
Professional fees		16,058
Independent trustees’ fees		12,900
Custodian fees		7,919
Shareholder reports		3,406
Transfer agent fees		611
Other expenses	+	5,288
Total expenses		1,442,563
Expense reduction	–	360,745
Net expenses	–	1,081,818
Net investment income		1,171,495
REALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(44,050)
Increase in net assets resulting from operations		$1,127,445

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/22-6/30/22		1/1/21-12/31/21
Net investment income		$1,171,495	$105,967
Net realized gains (losses)	+	(44,050)	107,183
Increase in net assets from operations		$1,127,445	$213,150
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($622,197)	($146,977)
Ultra Shares	+	(547,561)	(36,356)
Total distributions		($1,169,758)	($183,333)
TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		262,867,712	210,378,357
Ultra Shares	+	596,393,991	167,728,749
Total shares sold		859,261,703	378,107,106
Shares Reinvested
Investor Shares		339,306	113,037
Ultra Shares	+	300,550	31,327
Total shares reinvested		639,856	144,364
Shares Redeemed
Investor Shares		(247,899,162)	(401,555,196)
Ultra Shares	+	(223,345,485)	(235,678,356)
Total shares redeemed		(471,244,647)	(637,233,552)
Net transactions in fund shares		388,656,912	(258,982,082)
NET ASSETS
Beginning of period		$804,638,740	$1,063,591,005
Total increase (decrease)	+	388,614,599	(258,952,265)
End of period		$1,193,253,339	$804,638,740

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund each offer two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
•   Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2022, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	SCHWAB MUNICIPAL MONEY FUND	SCHWAB AMT TAX-FREE MONEY FUND
% of total assets in securities with credit enhancements or liquidity enhancements	75%	79%
% of total assets in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	11%	13%
	(JPMorgan Chase Bank NA)	(JPMorgan Chase Bank NA)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit "LOC," guaranty "GTY" and/or liquidity agreement "LIQ," respectively, along with the institution providing the enhancement.

4. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause a fund to lose money or underperform. A fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this shareholder report, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the fund’s investment strategies, performance, yield, expenses, operations and continued viability.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
SHAREHOLDER SERVICING FEE
Investor Shares	0.15%
Ultra Shares	n/a
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with each fund, for so long as the investment adviser serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) as follows:
	SCHWAB MUNICIPAL MONEY FUND	SCHWAB AMT TAX-FREE MONEY FUND
Investor Shares	0.34%	0.34%
Ultra Shares	0.19%	0.19%
During the period ended June 30, 2022, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreement, and a portion was waived voluntarily.
	CONTRACTUAL EXPENSE LIMITATION WAIVED AMOUNT	VOLUNTARY YIELD WAIVER/ REIMBURSEMENT AMOUNT	TOTAL WAIVED AMOUNT
Schwab Municipal Money Fund	$386,819	$1,046,406	$1,433,225
Schwab AMT Tax-Free Money Fund	129,990	230,755	360,745
Voluntary Yield Waiver/Reimbursement
The investment adviser and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each class of a fund.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to the Trustees and Officers) in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2022, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab Municipal Money Fund	$834,212,701	$65,131,380	$0
Schwab AMT Tax-Free Money Fund	54,436,675	21,936,877	0

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of June 30, 2022, the tax basis cost of the funds’ investments was as follows:
TAX COST
Schwab Municipal Money Fund	$13,371,326,073
Schwab AMT Tax-Free Money Fund	1,197,095,730
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2022. The tax-basis components of distributions paid during the year ended December 31, 2021 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Municipal Money Fund	$1,014,553	$95,616	$659,559
Schwab AMT Tax-Free Money Fund	95,179	16,795	71,359
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
As of December 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2021, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Shareholder Vote Results  (Unaudited)

An adjourned Special Meeting of Shareholders of The Charles Schwab Family of Funds (the “Trust”) was held on June 14, 2022, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Richard A. Wurster, Michael J. Beer, Robert W. Burns, Nancy F. Heller, David L. Mahoney, Jane P. Moncreiff, Kiran M. Patel, Kimberly S. Patmore, and J. Derek Penn. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	43,824,068,459.769	4,913,609,626.434
Richard A. Wurster	44,130,639,925.330	4,607,038,160.873
Michael J. Beer	44,133,522,767.969	4,604,155,318.234
Robert W. Burns	44,113,097,923.941	4,624,580,162.262
Nancy F. Heller	44,253,687,915.276	4,483,990,170.927
David L. Mahoney	43,236,148,053.937	5,501,530,032.266
Jane P. Moncreiff	44,248,881,171.347	4,488,796,914.856
Kiran M. Patel	44,063,143,583.435	4,674,534,502.768
Kimberly S. Patmore	44,124,853,956.622	4,612,824,129.581
J. Derek Penn	44,116,668,865.038	4,621,009,221.165

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 16, 2022 and June 8, 2022, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 8, 2022 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.	the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
designed to provide enhanced services to the Funds and their shareholders. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of such Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Funds from exceeding a specified cap, as well as historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The Trustees also considered fees charged by the investment adviser to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts and any differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of such Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has shared any economies of scale with the Funds by investing in the investment adviser’s infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from high fees when

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fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 104 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	104	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	104	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	104	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	104	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired.	104	Director (2008 – present), KLA-Tencor Corporation

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	104	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	104	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Co-Chairman of the Board (July 2022 – present), Director and Chief Executive Officer (Oct. 2008 – present) and President (Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present), Chief Executive Officer (Aug. 2017 – present), and President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	104	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Managing Director (Jan. 2022 – present), Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (Feb. 2018 – Apr. 2022), The Charles Schwab Corporation; Managing Director (May 2022 – present) and Senior Executive Vice President (July 2015 – May 2022), Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – Apr. 2020), Charles Schwab Bank, SSB; Director (Nov. 2017 – Apr. 2020), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present) and Chief Financial Officer (Feb. 2016 – Aug. 2017), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	104	None

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Mar. 2019 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Managing Director (May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Director (July 2020 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset,

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demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Notes

Notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

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Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR25720-20
00276319

Semiannual Report  |  June 30, 2022
Schwab Municipal Money Funds

Schwab California Municipal
Money Fund
Schwab New York Municipal
Money Fund

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
State Investment Environment

California
California generated record revenues in the fiscal year ended June 30, 2022, significantly outperforming budget projections for the second consecutive year.
California estimates it generated $233 billion of revenues in fiscal 2022, an amount roughly 27% higher than fiscal 2021 and 30% higher than the original budget approved in June 2021. Revenue performance was driven by the strength of the stock market and associated capital gains, robust corporate profits, and continued spending by consumers. Personal and corporate taxes, two of the state’s largest revenue sources, totaled $183 billion, an increase of 25% over fiscal 2021. The strong revenue performance enabled the state to address many of its social, environmental, and infrastructure needs and priorities, while funding higher mandated spending on schools and community colleges, increasing budgetary reserves, and refunding $8 billion to low- and moderate-income taxpayers. The state estimates it ended the fiscal year with a record $51 billion in reserves, equal to 21% of spending.
The state enacted a $234 billion budget for fiscal 2023. The budget boosts spending for schools and community colleges, supports enrollment growth at the state’s universities, expands healthcare and other social services, invests in climate resiliency projects, and refunds $9.5 billion to low- and moderate-income taxpayers. Much of the increase in spending over the prior year budget is one-time or temporary in nature to maintain balanced budgets over the long-term. The budget anticipates the state will end the fiscal year with $42 billion of reserves, or 18% of spending.
In additional to state-generated revenues, California receives a significant amount of federal aid, most of which is not reflected in the state’s operating budget. California has received over $250 billion in federal COVID-19 relief aid since the start of the pandemic to reimburse the state for COVID-19 response expenditures and to support various state programs, such as unemployment insurance, Medi-Cal, and homeless housing.
The federal COVID-19 relief aid helped the state’s economy quickly rebound from the depths of the recession in the first half of 2020 and propped up consumer spending as jobs recovered. The state’s job recovery lagged the national average during the pandemic but was close to pre-pandemic levels by mid-2022. The state’s May 2022 unemployment rate of 4.3% was higher than the national average of 3.6% but well below its peak of 16.1% in May 2020. Job growth has been widespread in 2022, as reflected in an improvement in local unemployment rates. The unemployment rate in Los Angeles County, the state’s most populous county, declined to 4.5% in May 2022 from 9.5% the prior year.
California’s credit quality is strong. At the end of the reporting period, the state’s general obligation ratings were AA- by S&P Global Ratings, Aa2 by Moody’s Investors Service, and AA by Fitch Ratings. S&P Global Ratings carries a positive outlook, while Moody’s Investors Service and Fitch Ratings maintain stable outlooks on their ratings.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
State Investment Environment (continued)

New York
New York State is well-positioned as it faces a period of high inflation and economic uncertainty given prudent fiscal management and strong revenue performance.
While New York’s economy has largely bounced back since the COVID-19 outbreak in the spring of 2020, its recovery slightly lags the nation. Before the pandemic, New York’s unemployment rate tracked slightly above the nation and peaked at 16.5% in May 2020. The national rate peaked at 14.7% in April 2020. Although New York’s unemployment rate fell to 4.4% in May 2022, it was above the national rate of 3.6%. As of May 2022, New York had recovered 95% of the private sector jobs lost in March and April 2020 while the United States had recovered 99%. The positive economic activity helped the State’s revenue performance in the first quarter of its fiscal year (April through June 2022). Tax receipts in the first quarter outperformed projections by 5%, or $1.7 billion, predominantly due to personal income tax revenues that exceeded expectations by $1.6 billion.
The COVID-19 pandemic caused a drastic reduction in travel and a boost in remote work, both of which negatively impacted key economically-sensitive taxes. Increased federal aid, however, helped offset losses and fund increased costs. As of February 2022, the State received over $344.0 billion in COVID-19 aid, a large amount of which flowed directly to various recipients, such as tax rebates to individuals and loans or grants to large and small businesses, and about $47.6 billion flowed through the State’s financial plan.
Fiscal 2023, which began on April 1, 2022, continued to benefit from the improved revenue landscape that started in fiscal 2022. The $123 billion fiscal 2023 budget was balanced with a minimal use of one-time resources (less than 3%) and included a combined rainy day and economic uncertain reserve of $14.0 billion, equal to 15% of disbursements and transfers. However, significant budgetary risks remain. Variants of COVID-19 remain a concern and increase the potential that remote work becomes permanent, reducing the need for office space in the City of New York as jobs migrate to more affordable locations outside the city. This shift would have negative economic and budgetary implications for both the State and City of New York, which could lose substantial amounts of income and sales tax revenues. The City could also be impacted by a loss of property and real estate transfer tax receipts.
Other New York State local governments, including school districts, cities, and counties, have also been buoyed by the rapidly accelerating economic recovery and considerable federal COVID-19 assistance. Like the State, cities and counties saw a very strong sales tax rebound in the first quarter, surpassing pre-pandemic levels. The higher revenues and stronger economic outlook will likely enable local governments to strengthen their credit profiles.
New York State is a strong investment-grade credit due to its deep and diverse economy and its high personal wealth levels. The State’s general obligation debt is rated Aa1 by Moody’s Investors Services and AA+ by both Fitch Ratings and S&P Global Ratings. In April 2022, Moody’s Investor Services upgraded its rating on New York State to Aa1 from Aa2. Moody’s Investor Services cited the State’s increased financial resources and positive fiscal management as key reasons for the upgrade.

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management, leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds, and has overall responsibility for all aspects of the management of the funds. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Kevin Shaughnessy, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2000, Mr. Shaughnessy spent four years as a portfolio manager with Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund, as well as short duration, private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2008, Mr. Ullyatt was a vice president and portfolio manager at OppenheimerFunds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in OppenheimerFunds’ municipal bond and money market departments.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab California Municipal Money Fund

The Schwab California Municipal Money Fund’s (the fund) goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in money market securities from California issuers and from municipal (muni) agencies, U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2022, interest rates rose as a result of persistently high inflation brought on by a tight labor market, supply chain constraints, and rising energy prices in the wake of COVID-19 and the war in Ukraine. After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate three times between March and June to end the reporting period in a range of 1.50% to 1.75%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet.
Starting in mid-March, as interest rates rose, yields on muni money funds climbed, increasing their attractiveness to investors. Given expectations of further rate hikes throughout the remainder of the year along with persistently high inflation, longer-term bond and equity markets weakened. Some investors sought an escape from the volatility of these markets by shifting to muni money market funds. The yield on the SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—began the reporting period at 0.10%, hit a reporting-period high of 0.98% in late June, then fell back slightly to end the reporting period at 0.91% as demand eclipsed supply.
Outside the United States, major central banks grappled with similar economic conditions. After holding its policy rate unchanged since March 2016, at 0.00%, the European Central Bank announced in June its intention to raise interest rates in July for the first time in 11 years. Also in June, the Bank of England raised its key official bank rate for the fifth consecutive time, to 1.25%, bringing borrowing costs to a 13-year high as the Bank of England wrestled with soaring inflation. In contrast, the Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged from 2016, and vowed to defend its cap on bond yields with unlimited buying, as opposed to the monetary tightening being employed in many other countries around the globe.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. In expectation of, and in response to, the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) was shortened over the reporting period. The fund’s WAM began the period at 28 days and ended it at 15 days, near historic lows.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	15 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab California Municipal Money Fund
Performance and Fund Facts as of June 30, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab California Municipal Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWKXX	SCAXX
Minimum Initial Investment[2]	None	$1,000,000
Seven-Day Yield (with waivers)[3]	0.63%	0.78%
Seven-Day Yield (without waivers)[3]	0.62%	0.77%
Seven-Day Effective Yield (with waivers)[3]	0.63%	0.79%
Seven-Day Taxable Equivalent Effective Yield[3,4]	1.38%	1.71%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Due to a special distribution of ordinary income, the fund’s stated yields temporarily increased in October and December 2021.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[4]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%, and effective California state personal income tax rate of 13.30%. Your tax rate may be different.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab New York Municipal Money Fund

The Schwab New York Municipal Money Fund’s (the fund) goal is to seek current income that is exempt from federal income and New York state and local income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in money market securities from New York issuers and from municipal (muni) agencies, U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2022, interest rates rose as a result of persistently high inflation brought on by a tight labor market, supply chain constraints, and rising energy prices in the wake of COVID-19 and the war in Ukraine. After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate three times between March and June to end the reporting period in a range of 1.50% to 1.75%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet.
Starting in mid-March, as interest rates rose, yields on muni money funds climbed, increasing their attractiveness to investors. Given expectations of further rate hikes throughout the remainder of the year along with persistently high inflation, longer-term bond and equity markets weakened. Some investors sought an escape from the volatility of these markets by shifting to muni money market funds. The yield on the SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—began the reporting period at 0.10%, hit a reporting-period high of 0.98% in late June, then fell back slightly to end the reporting period at 0.91% as demand eclipsed supply.
Outside the United States, major central banks grappled with similar economic conditions. After holding its policy rate unchanged since March 2016, at 0.00%, the European Central Bank announced in June its intention to raise interest rates in July for the first time in 11 years. Also in June, the Bank of England raised its key official bank rate for the fifth consecutive time, to 1.25%, bringing borrowing costs to a 13-year high as the Bank of England wrestled with soaring inflation. In contrast, the Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged from 2016, and vowed to defend its cap on bond yields with unlimited buying, as opposed to the monetary tightening being employed in many other countries around the globe.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. In expectations of, and in response to, the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) was shortened over the reporting period. The fund’s WAM began the period at 28 days and ended it at 14 days, near historic lows.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	14 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab New York Municipal Money Fund
Performance and Fund Facts as of June 30, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab New York Municipal Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWYXX	SNYXX
Minimum Initial Investment[2]	None	$1,000,000
Seven-Day Yield (with waivers)[3]	0.67%	0.82%
Seven-Day Yield (without waivers)[3]	0.64%	0.79%
Seven-Day Effective Yield (with waivers)[3]	0.67%	0.82%
Seven-Day Taxable Equivalent Effective Yield[3,4]	1.39%	1.70%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Due to a special distribution of ordinary income, the fund’s stated yields temporarily increased in December 2021.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[4]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%, and effective New York State personal income tax rate of 10.90%. Your tax rate may be different.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2022 and held through June 30, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	BEGINNING ACCOUNT VALUE AT 1/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 6/30/22	EXPENSES PAID DURING PERIOD 1/1/22-6/30/22[3]
Schwab California Municipal Money Fund
Investor Shares
Actual Return	0.26%	$1,000.00	$1,000.90	$1.29
Hypothetical 5% Return	0.26%	$1,000.00	$1,023.51	$1.30
Ultra Shares
Actual Return	0.18%	$1,000.00	$1,001.40	$0.89
Hypothetical 5% Return	0.18%	$1,000.00	$1,023.90	$0.90
Schwab New York Municipal Money Fund
Investor Shares
Actual Return	0.27%	$1,000.00	$1,001.00	$1.34
Hypothetical 5% Return	0.27%	$1,000.00	$1,023.46	$1.35
Ultra Shares
Actual Return	0.18%	$1,000.00	$1,001.40	$0.89
Hypothetical 5% Return	0.18%	$1,000.00	$1,023.90	$0.90

[1]	Based on the most recent six-month expense ratio.
[2]	Expense ratio (annualized) reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
[3]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab California Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS
Investor Shares	1/1/22– 6/30/22*	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.01	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.01	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]	(0.00) [3]	(0.01)	(0.01) [4]	(0.00) [3]
Distributions from net realized gains	—	(0.00) [3]	(0.00) [3]	(0.00) [3]	(0.00) [3]	—
Total distributions	(0.00) [3]	(0.00) [3]	(0.00) [3]	(0.01)	(0.01)	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.09% [5]	0.03%	0.32%	1.10%	1.10% [4]	0.45%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.26% [6,7]	0.10% [7]	0.28% [7,8]	0.35%	0.35%	0.42% [9]
Gross operating expenses	0.35% [6]	0.35%	0.46%	0.49%	0.49%	0.53%
Net investment income (loss)	0.19% [6]	0.01%	0.37%	1.08%	1.12%	0.48%
Net assets, end of period (x 1,000,000)	$2,123	$2,224	$3,405	$6,168	$5,526	$1,453

*	Unaudited.
[1]	Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[5]	Not annualized.
[6]	Annualized.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
[9]	Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
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Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)
Ultra Shares	1/1/22– 6/30/22*	1/1/21– 12/31/21	9/24/20 [1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	—	(0.00) [3]	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00
Total return	0.14% [4]	0.03%	0.01% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.18% [5,6]	0.09% [6]	0.16% [5,6]
Gross operating expenses	0.20% [5]	0.20%	0.20% [5]
Net investment income (loss)	0.41% [5]	0.01%	0.01% [5]
Net assets, end of period (x 1,000,000)	$2,961	$778	$375

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Annualized.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
11
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 93.3% OF NET ASSETS
CALIFORNIA 93.3%
ABAG Finance Auth
M/F Housing RB (Crossing Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.88%		07/07/22	61,850,000	61,850,000
M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.92%		07/07/22	10,175,000	10,175,000
M/F Housing RB (Lakeside Village) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.73%		07/07/22	1,000,000	1,000,000
Alameda Cnty IDA
RB (Dale Hardware) Series 2010 (LOC: COMERICA BANK)	(a)(b)	1.00%		07/07/22	330,000	330,000
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	(a)(b)	1.00%		07/07/22	2,475,000	2,475,000
RB (Oakland Pallet Co) Series 2008A (LOC: COMERICA BANK)	(a)(b)	1.00%		07/07/22	625,000	625,000
RB (Plastikon Industries) Series 2000A (LOC: COMERICA BANK)	(a)(b)	1.00%		07/07/22	1,170,000	1,170,000
RB (Segale Brothers Wood Products) Series 2002 (LOC: BANK OF THE WEST)	(a)(b)	1.00%		07/07/22	660,000	660,000
RB (White Brothers) Series 2007 (LOC: COMERICA BANK)	(a)(b)	1.00%		07/07/22	1,400,000	1,400,000
Anaheim Elementary SD
GO Bonds Series 2018A (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.94%		07/07/22	4,440,000	4,440,000
Bakersfield City SD
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	6,910,000	6,910,000
Bay Area Toll Auth
Sub Toll Bridge RB Series 2019S8 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.94%		07/07/22	5,310,000	5,310,000
Toll Bridge RB Series 2007A2 (LOC: MUFG BANK LTD)	(a)(b)	0.70%		07/07/22	43,635,000	43,635,000
Toll Bridge RB Series 2007B2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	0.72%		07/07/22	39,950,000	39,950,000
Toll Bridge RB Series 2007D2 (LOC: BANK OF AMERICA NA)	(a)(b)	0.75%		07/07/22	38,000,000	38,000,000
Toll Bridge RB Series 2007G1 (LOC: BANK OF AMERICA NA)	(a)(b)	0.67%		07/07/22	22,420,000	22,420,000
Toll Bridge RB Series 2019B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	0.70%		07/07/22	43,185,000	43,185,000
Toll Bridge RB Series 2019D (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)(e)	0.70%		07/07/22	73,670,000	73,670,000
12
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California
GO Bond Series 2003C4 (LOC: US BANK NATIONAL ASSOCIATION)	(a)(b)	0.60%		07/07/22	17,650,000	17,650,000
GO Bonds		5.00%		08/01/22	725,000	727,513
GO Bonds		4.00%		09/01/22	275,000	276,677
GO Bonds		4.00%		10/01/22	200,000	201,808
GO Bonds		5.00%		10/01/22	20,370,000	20,546,083
GO Bonds		5.00%		11/01/22	125,000	126,887
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	13,135,000	13,135,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	4,770,000	4,770,000
GO Bonds (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	5,000,000	5,000,000
GO Bonds (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.94%		07/07/22	1,315,000	1,315,000
GO Bonds Series 2003A1 (LOC: BARCLAYS BANK PLC)	(a)(b)	0.50%		07/01/22	12,490,000	12,490,000
GO Bonds Series 2004A2 (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	0.52%		07/01/22	26,525,000	26,525,000
GO Bonds Series 2004A3 (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	0.50%		07/01/22	2,855,000	2,855,000
GO Bonds Series 2005A21 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	0.77%		07/07/22	34,000,000	34,000,000
GO Bonds Series 2005B1 (LOC: WELLS FARGO BANK NA)	(a)(b)	0.71%		07/07/22	19,850,000	19,850,000
GO Bonds Series 2005B5 (LOC: US BANK NATIONAL ASSOCIATION)	(a)(b)	0.48%		07/01/22	34,690,000	34,690,000
GO Bonds Series 2015A (LIQ: CITIBANK NA)	(a)(c)(d)	0.94%		07/07/22	19,935,000	19,935,000
GO Bonds Series 2018 (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,500,000	2,500,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		1.07%		07/19/22	25,000,000	25,000,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		1.27%		08/18/22	10,000,000	10,000,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		1.35%		08/30/22	15,355,000	15,355,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		1.05%		07/13/22	20,745,000	20,745,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		1.05%		07/14/22	18,100,000	18,100,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		1.07%		07/19/22	4,000,000	4,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		1.15%		07/20/22	25,885,000	25,885,000
GO CP Series A3 (LOC: UBS AG)		1.07%		07/06/22	9,430,000	9,430,000
GO CP Series A3 (LOC: UBS AG)		1.05%		07/19/22	17,500,000	17,500,000
GO CP Series A4 (LOC: TORONTO-DOMINION BANK/THE)		1.28%		08/24/22	20,000,000	20,000,000
GO CP Series A4 (LOC: TORONTO-DOMINION BANK/THE)		1.30%		08/25/22	15,900,000	15,900,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		0.85%		07/06/22	5,150,000	5,150,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		1.05%		07/14/22	25,000,000	25,000,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		1.07%		07/19/22	5,000,000	5,000,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		1.20%		08/16/22	10,000,000	10,000,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		1.07%		07/06/22	11,420,000	11,420,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		1.07%		07/19/22	18,705,000	18,705,000
GO CP Series A7 (LOC: STATE STREET BANK AND TRUST COMPANY)		1.07%		07/06/22	12,000,000	12,000,000
GO CP Series A8 (LOC: BANK OF THE WEST)		1.12%		07/07/22	27,550,000	27,550,000
GO Refunding Bonds		5.00%		08/01/22	2,110,000	2,117,499
GO Refunding Bonds		4.00%		09/01/22	595,000	598,640
GO Refunding Bonds		5.00%		09/01/22	495,000	498,743
GO Refunding Bonds		5.00%		10/01/22	6,270,000	6,329,252
13
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds		5.00%		11/01/22	195,000	198,068
GO Refunding Bonds (LIQ: CITIBANK NA)	(a)(c)(d)	0.93%		07/07/22	3,655,000	3,655,000
GO Refunding Bonds (LIQ: CITIBANK NA)	(a)(c)(d)	0.94%		07/07/22	9,000,000	9,000,000
GO Refunding Bonds (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	6,835,000	6,835,000
GO Refunding Bonds (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	4,000,000	4,000,000
GO Refunding Bonds (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	3,270,000	3,270,000
California Dept of Water Resources
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		1.05%		07/01/22	6,000,000	6,000,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		1.18%		08/11/22	54,773,000	54,773,000
Water Revenue CP Series 2 (LIQ: JPMORGAN CHASE BANK NA)		1.05%		07/07/22	4,582,000	4,582,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		1.00%		07/21/22	14,774,000	14,774,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		1.32%		08/04/22	2,763,000	2,763,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		1.18%		08/10/22	10,506,000	10,506,000
California Educational Facilities Auth
CP Notes (Stanford Univ) Series S4		0.95%		07/05/22	25,000,000	25,000,000
RB (California Institute of Technology) Series 2006A	(a)(b)	0.78%		07/07/22	30,000,000	30,000,000
RB (California Institute of Technology) Series 2006B	(a)(b)	0.75%		07/07/22	15,260,000	15,260,000
RB (Pepperdine Univ) Series 2015 (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	6,995,000	6,995,000
RB (Pepperdine Univ) Series 2016 (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	6,670,000	6,670,000
RB (Pepperdine Univ) Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	5,280,000	5,280,000
RB (Stanford Univ) Series U1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	3,120,000	3,120,000
RB (Stanford Univ) Series U7 (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.93%		07/07/22	3,590,000	3,590,000
RB (Stanford Univ) Series V1 (LIQ: CREDIT SUISSE AG)	(a)(c)(d)	0.91%		07/07/22	6,700,000	6,700,000
California Enterprise Development Finance Auth
IDRB (Gordon Brush) Series 2015 (LOC: WELLS FARGO BANK NA)	(a)(b)	1.01%		07/07/22	8,000,000	8,000,000
RB (Sconza Candy) Series 2008A (LOC: COMERICA BANK)	(a)(b)	1.00%		07/07/22	8,330,000	8,330,000
California Health Facilities Financing Auth
RB (Cedars-Sinai Medical Ctr) Series 2021A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	15,740,000	15,740,000
RB (Kaiser Permanente) Series 2006E		0.85%		08/09/22	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: CITIBANK NA)	(a)(c)(d)	0.94%		07/07/22	4,000,000	4,000,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	(a)(c)(d)	1.06%	07/07/22	11/01/22	2,190,000	2,190,000
RB (Providence Health & Services) Series 2014A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	4,000,000	4,000,000
RB (Providence St Joseph Health) Series 2016A (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.94%		07/07/22	4,590,000	4,590,000
RB (Providence St Joseph Health) Series 2016A (LIQ: CITIBANK NA)	(a)(c)(d)	1.01%		07/07/22	8,000,000	8,000,000
RB (Providence St Joseph Health) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	3,840,000	3,840,000
RB (Scripps Health) Series 2012C	(a)(b)	0.65%		07/07/22	27,610,000	27,610,000
RB (Sutter Health) Series 2007A&2016A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.99%		07/07/22	2,250,000	2,250,000
RB (Sutter Health) Series 2013A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.99%		07/07/22	4,565,000	4,565,000
14
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Sutter Health) Series 2013A (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.96%		07/07/22	3,750,000	3,750,000
Refunding RB (Stanford Hospital) Series 2008B1	(a)(b)	0.72%		07/07/22	24,260,000	24,260,000
Refunding RB (Stanford Hospital) Series 2008B2-1		1.35%		09/08/22	14,000,000	14,000,000
Refunding RB (Stanford Hospital) Series 2008B2-2		0.92%		08/03/22	27,050,000	27,050,000
Refunding RB (Sutter Health) Series 2015A (ESCROW) (LIQ: CITIBANK NA)	(a)(c)(d)	0.96%		07/07/22	5,330,000	5,330,000
Refunding RB (Sutter Health) Series 2015A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.96%		07/07/22	12,470,000	12,470,000
California Infrastructure & Economic Development Bank
Bay Area Toll Bridges RB Series 2003A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	11,250,000	11,250,000
RB (Brightline West Passenger Rail) Series 2020A (ESCROW)		0.85%		01/26/23	2,000,000	2,000,000
RB (St Margaret’s Episcopal School) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	1.00%		07/07/22	8,575,000	8,575,000
RB (UCSF 2130 3rd St) Series 2017 (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	4,300,000	4,300,000
California Municipal Finance Auth
Recovery Zone Facility RB (Chevron) Series 2010A	(a)(b)	0.56%		07/01/22	65,245,000	65,245,000
Recovery Zone Facility RB (Chevron) Series 2010B	(a)(b)	0.55%		07/01/22	22,665,000	22,665,000
Refunding RB (ExxonMobil) Series 2007	(a)(b)	0.59%		07/01/22	15,615,000	15,615,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: BANK OF THE WEST)	(a)(b)	0.96%		07/07/22	9,695,000	9,695,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: COBANK ACB)	(a)(b)	0.95%		07/07/22	6,320,000	6,320,000
Solid Waste Disposal RB (Bidart Dairy) Series 2002 (LOC: COBANK ACB)	(a)(b)	1.03%		07/07/22	6,000,000	6,000,000
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: MUFG UNION BANK NA)	(a)(b)	0.95%		07/07/22	2,860,000	2,860,000
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: WELLS FARGO BANK NA)	(a)(b)	0.95%		07/07/22	5,600,000	5,600,000
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: COBANK ACB)	(a)(b)	1.03%		07/07/22	3,800,000	3,800,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: COBANK ACB)	(a)(b)	1.03%		07/07/22	2,500,000	2,500,000
Solid Waste Disposal RB (Recology) Series 2018A (LOC: WELLS FARGO BANK NA)	(a)(b)(c)	0.94%		07/07/22	62,550,000	62,550,000
Solid Waste Disposal RB (Sierra Pacific Ind) Series 2014 (LOC: WELLS FARGO BANK NA)	(a)(b)	0.95%		07/07/22	25,000,000	25,000,000
California Public Finance Auth
RB (Hoag Memorial Hospital Presbyterian) Series 2022B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)	0.52%		07/01/22	40,300,000	40,300,000
RB (Sharp Healthcare) Series 2017A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	8,000,000	8,000,000
RB (Sharp Healthcare) Series 2017A (LIQ: CITIBANK NA)	(a)(c)(d)	0.93%		07/07/22	3,750,000	3,750,000
RB (Sharp Healthcare) Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	4,000,000	4,000,000
RB (Sharp Healthcare) Series 2017B (LOC: BARCLAYS BANK PLC)	(a)(b)	0.52%		07/01/22	28,250,000	28,250,000
RB (Sharp Healthcare) Series 2017C (LOC: BARCLAYS BANK PLC)	(a)(b)	0.52%		07/01/22	22,450,000	22,450,000
15
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California Public Works Board
Lease RB (California Air Resources Board) Series 2022D (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	14,255,000	14,255,000
California State Univ
CP Series A (GTY: STATE STREET BANK AND TRUST COMPANY) (LOC: WELLS FARGO BANK NA)		1.16%		09/01/22	2,530,000	2,530,000
RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	6,570,000	6,570,000
RB Series 2016A (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	1,330,000	1,330,000
RB Series 2019A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	6,745,000	6,745,000
California Statewide Communities Development Auth
M/F Housing RB (Avian Glen Apts) Series 2004CC (LOC: CITIBANK NA)	(a)(b)	0.99%		07/07/22	3,790,000	3,790,000
M/F Housing RB (Bay Vista at Meadow Park Apts) series 2003NN-1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.88%		07/07/22	27,420,000	27,420,000
M/F Housing RB (Charter Court Apts) Series 2008L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.97%		07/07/22	13,680,000	13,680,000
M/F Housing RB (Concord Green Apts) Series 1998S (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.97%		07/07/22	8,700,000	8,700,000
M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.88%		07/07/22	6,395,000	6,395,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.94%		07/07/22	15,000,000	15,000,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.88%		07/07/22	29,990,000	29,990,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.88%		07/07/22	3,310,000	3,310,000
M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.88%		07/07/22	27,525,000	27,525,000
M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.88%		07/07/22	6,400,000	6,400,000
M/F Housing RB (Grande Garden Apts) Series 2004TT (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.88%		07/07/22	1,825,000	1,825,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.93%		07/07/22	5,500,000	5,500,000
M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.88%		07/07/22	5,650,000	5,650,000
M/F Housing RB (Oak Center Towers) Series 2005L (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.88%		07/07/22	2,820,000	2,820,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: CITIBANK NA)	(a)(b)	0.90%		07/07/22	5,240,000	5,240,000
M/F Housing RB (Varenna Assisted Living Apts) Series 2006F (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.94%		07/07/22	11,385,000	11,385,000
M/F Housing RB (Wilshire Court Apts) Series 2003M (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.88%		07/07/22	20,290,000	20,290,000
M/F Housing Refunding RB (Crossings at Madera) Series 2005B (LOC: CITIBANK NA)	(a)(b)	0.90%		07/07/22	2,270,000	2,270,000
M/F Housing Refunding RB (Desert Palms Apts) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.99%		07/07/22	7,000,000	7,000,000
M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.92%		07/07/22	25,810,000	25,810,000
16
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)	0.97%		07/07/22	15,650,000	15,650,000
RB (Kaiser Permanente) Series 2004E		0.21%		07/13/22	1,900,000	1,900,000
RB (Kaiser Permanente) Series 2004E		1.45%		09/13/22	22,535,000	22,535,000
RB (Kaiser Permanente) Series 2004I		1.15%		07/07/22	17,450,000	17,450,000
RB (Kaiser Permanente) Series 2004I		1.00%		08/02/22	21,090,000	21,090,000
RB (Kaiser Permanente) Series 2004K		0.20%		07/06/22	3,100,000	3,100,000
RB (Kaiser Permanente) Series 2004K		0.21%		07/13/22	12,565,000	12,565,000
RB (Kaiser Permanente) Series 2006D		0.83%		08/04/22	8,000,000	8,000,000
RB (Kaiser Permanente) Series 2006D		1.27%		08/17/22	26,500,000	26,500,000
RB (Kaiser Permanente) Series 2008B		0.31%		08/03/22	3,320,000	3,320,000
RB (Kaiser Permanente) Series 2008B		1.50%		09/07/22	14,000,000	14,000,000
RB (Kaiser Permanente) Series 2008C		0.83%		08/10/22	6,000,000	6,000,000
RB (Kaiser Permanente) Series 2008C		1.00%		08/10/22	5,500,000	5,500,000
RB (Kaiser Permanente) Series 2008C		1.60%		10/04/22	24,400,000	24,400,000
RB (Kaiser Permanente) Series 2009B5		0.30%		08/02/22	4,300,000	4,300,000
RB (Kaiser Permanente) Series 2009B5		0.83%		08/10/22	5,000,000	5,000,000
RB (Rady Children’s Hospital) Series 2008B (LOC: WELLS FARGO BANK NA)	(a)(b)	0.56%		07/01/22	32,135,000	32,135,000
RB (Sutter Health) Series 2007A,2008B,2008C (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.96%		07/07/22	4,315,000	4,315,000
Carlsbad USD
GO Bonds Series B (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	600,000	600,000
Chino Valley USD
GO Bonds Series 2016B (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	3,460,000	3,460,000
GO Bonds Series 2017A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	7,500,000	7,500,000
GO Bonds Series 2020B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,000,000	2,000,000
Chula Vista
M/F Housing Refunding RB (Teresina Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.78%		07/07/22	24,600,000	24,600,000
Coast CCD
GO Bonds Series 2017D (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	9,960,000	9,960,000
Contra Costa CCD
GO Bonds Series 2013 (ESCROW) (LIQ: CITIBANK NA)	(a)(c)(d)	0.93%		07/07/22	7,800,000	7,800,000
GO Bonds Series 2013 (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	7,500,000	7,500,000
Contra Costa Water District
Extendible CP		1.35%	08/17/22	02/17/23	16,000,000	16,000,000
East Bay Municipal Utility District
Wastewater System Extendible CP		1.32%	08/16/22	02/10/23	8,000,000	8,000,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.80%		07/06/22	13,140,000	13,140,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		1.20%		08/08/22	10,000,000	10,000,000
Water RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,500,000	2,500,000
Eastern Municipal Water District
Water & Wastewater Refunding RB Series 2018A (LIQ: BANK OF AMERICA NA)	(a)(b)	0.50%		07/01/22	47,070,000	47,070,000
17
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Eastern Municipal Water Financing Auth
Water & Wastewater RB Series 2017D (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	4,800,000	4,800,000
El Camino CCD
GO Bonds Series 2018B (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	8,000,000	8,000,000
Elk Grove USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.95%		07/07/22	2,100,000	2,100,000
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.63%		07/01/22	1,600,000	1,600,000
Fremont UHSD
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.93%		07/07/22	3,415,000	3,415,000
Fresno USD
GO Bonds Series 2010D & 2016B (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	17,100,000	17,100,000
Golden Gate Bridge & Highway District
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		1.25%		08/17/22	19,000,000	19,000,000
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.97%		07/07/22	13,160,000	13,160,000
Hayward Area Recreation & Park District
GO Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	5,015,000	5,015,000
Hayward USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.95%		07/07/22	32,500,000	32,500,000
Irvine Ranch Water District
COP Series 2016 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	3,220,000	3,220,000
GO Bonds Series 2016 (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	4,160,000	4,160,000
GO Refunding Bonds Series 2011A2 (SIFMA Municipal Swap Index + 0.06%)	(a)	0.97%	07/07/22	03/01/23	20,000,000	20,000,000
Jurupa USD
GO Bonds Series 2017B (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	6,000,000	6,000,000
Livermore Valley Joint USD
GO Bonds Series 2019 (LIQ: UBS AG)	(a)(c)(d)	0.94%		07/07/22	5,000,000	5,000,000
Long Beach CCD
GO Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	5,456,000	5,456,000
Long Beach Harbor Dept
RB Series 2015D (LIQ: CITIBANK NA)	(a)(c)(d)	0.93%		07/07/22	2,000,000	2,000,000
Long Beach USD
GO Bonds Series 2008F & 2016B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	10,785,000	10,785,000
GO Bonds Series 2016A&2008E (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,000,000	2,000,000
GO Bonds Series 2016B		5.00%		08/01/22	150,000	150,458
GO Bonds Series E (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	4,000,000	4,000,000
GO Bonds Series F&B (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	1,590,000	1,590,000
GO Refunding Bonds 2012 (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	8,715,000	8,715,000
Los Angeles
GO Refunding Bonds Series 2021B		5.00%		09/01/22	590,000	593,887
Sub RB Series 2022A (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.94%		07/07/22	1,330,000	1,330,000
TRAN 2022	(f)	4.00%		06/29/23	1,000,000	1,015,520
Wastewater System CP Series A2 (LOC: TORONTO-DOMINION BANK/THE)		1.25%		08/18/22	19,000,000	19,000,000
Wastewater System CP Series A2 (LOC: TORONTO-DOMINION BANK/THE)		1.13%		09/08/22	10,000,000	10,000,000
18
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wastewater System RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,510,000	2,510,000
Wastewater System Refunding RB Series 2015C & D (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	(a)(c)(d)	1.06%	07/07/22	12/01/22	5,000,000	5,000,000
Los Angeles CCD
GO Refunding Bonds Series 2013		5.00%		08/01/22	385,000	386,176
GO Refunding Bonds Series 2015C		5.00%		08/01/22	115,000	115,467
Los Angeles Cnty
TRAN 2022-2023	(f)	4.00%		06/30/23	1,500,000	1,534,575
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series A (LOC: BANK OF THE WEST)		1.10%		07/06/22	14,000,000	14,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		1.10%		08/03/22	25,000,000	25,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		1.25%		08/24/22	13,000,000	13,000,000
Lease Revenue CP Series C (LOC: WELLS FARGO BANK NA)		1.15%		07/27/22	46,080,000	46,080,000
Lease Revenue CP Series C (LOC: WELLS FARGO BANK NA)		1.25%		08/16/22	20,457,000	20,457,000
Los Angeles Cnty Metropolitan Transportation Auth
1st Tier Sr Sales Tax RB Series 2017A		5.00%		07/01/22	640,000	640,000
2nd Sub Sales Tax Revenue CP Notes Series ATE (LOC: BANK OF AMERICA NA)		1.20%		08/16/22	4,667,000	4,667,000
2nd Sub Sales Tax Revenue CP Notes Series ATE (LOC: BANK OF AMERICA NA)		1.30%		09/14/22	14,167,000	14,167,000
Sales Tax Refunding RB Series 2016A		5.00%		07/01/22	100,000	100,000
Sales Tax Refunding RB Series 2019A		5.00%		07/01/22	185,000	185,000
Sr Sales Tax RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	4,880,000	4,880,000
Los Angeles Cnty Public Works Financing Auth
Lease RB (LACMA Permanent Collection) Series 2020A (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,070,000	2,070,000
Los Angeles Community Redevelopment Agency
M/F Housing RB (Security Building) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	1.05%		07/07/22	10,245,000	10,245,000
Los Angeles Dept of Airports
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.96%		07/07/22	7,500,000	7,500,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.97%		07/07/22	5,500,000	5,500,000
Sr RB Series 2015D (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.97%		07/07/22	7,450,000	7,450,000
Sr RB Series 2020C (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.96%		07/07/22	2,665,000	2,665,000
Sub RB Series 2016A, 2017A, 2018A, 2018C, 2019F (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.97%		07/07/22	7,345,000	7,345,000
Sub RB Series 2016B (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.97%		07/07/22	1,460,000	1,460,000
Sub RB Series 2018A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.95%		07/07/22	13,885,000	13,885,000
Sub RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.97%		07/07/22	2,500,000	2,500,000
Sub RB Series 2018C&D (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.96%		07/07/22	40,285,000	40,285,000
Sub RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.96%		07/07/22	7,945,000	7,945,000
Sub RB Series 2019F (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.96%		07/07/22	21,805,000	21,805,000
Sub RB Series 2021D (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.97%		07/07/22	2,100,000	2,100,000
Sub RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.96%		07/07/22	1,940,000	1,940,000
Sub Refunding RB Series 2021A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.99%		07/07/22	5,600,000	5,600,000
19
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sub Revenue CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.13%		08/02/22	5,784,000	5,784,000
Sub Revenue CP Series A3 (LOC: BANK OF AMERICA NA)		1.10%		07/12/22	20,438,000	20,438,000
Sub Revenue CP Series B3 (LOC: BANK OF AMERICA NA)		1.15%		07/12/22	25,980,000	25,980,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B3 (LIQ: BARCLAYS BANK PLC)	(a)(b)	0.50%		07/01/22	14,700,000	14,700,000
Power System RB Series 2001B5 (LIQ: BARCLAYS BANK PLC)	(a)(b)	0.67%		07/07/22	20,000,000	20,000,000
Power System RB Series 2002A6 (LIQ: BANK OF AMERICA NA)	(a)(b)	0.50%		07/01/22	7,200,000	7,200,000
Power System RB Series 2002A7 (LIQ: BANK OF AMERICA NA)	(a)(b)	0.50%		07/01/22	10,845,000	10,845,000
Power System RB Series 2013B		5.00%		07/01/22	425,000	425,000
Power System RB Series 2014E		5.00%		07/01/22	150,000	150,000
Power System RB Series 2016A		4.00%		07/01/22	450,000	450,000
Power System RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	9,525,000	9,525,000
Power System RB Series 2017A (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	1,000,000	1,000,000
Power System RB Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	4,600,000	4,600,000
Power System RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	8,680,000	8,680,000
Power System RB Series 2021B		3.00%		07/01/22	455,000	455,000
Power System RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	5,885,000	5,885,000
Water System RB Series 2001B2 (LIQ: UBS AG)	(a)(b)	0.47%		07/01/22	12,700,000	12,700,000
Water System RB Series 2001B3 (LIQ: UBS AG)	(a)(b)	0.75%		07/07/22	1,600,000	1,600,000
Water System RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	5,500,000	5,500,000
Water System RB Series 2012A (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/01/22	13,500,000	13,500,000
Water System RB Series 2012B (LIQ: CITIBANK NA)	(a)(c)(d)	0.93%		07/01/22	7,310,000	7,310,000
Water System RB Series 2014A		5.00%		07/01/22	145,000	145,000
Water System RB Series 2014A (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.94%		07/07/22	6,850,000	6,850,000
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	8,700,000	8,700,000
Water System RB Series 2016A		5.00%		07/01/22	100,000	100,000
Water System RB Series 2018B		5.00%		07/01/22	125,000	125,000
Water System RB Series 2021A2 (LIQ: TD BANK NA)	(a)(b)	0.50%		07/01/22	18,355,000	18,355,000
Los Angeles Harbor Dept
Refunding RB Series 2014A		5.00%		08/01/22	100,000	100,398
Refunding RB Series 2016C (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	3,750,000	3,750,000
Refunding RB Series 2019A		5.00%		08/01/22	495,000	496,580
Los Angeles IDA
RB (AAA Packing & Shipping) Series 2000 (LOC: CITY NATIONAL BANK)	(a)(b)	1.00%		07/07/22	1,325,000	1,325,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: BMO HARRIS BANK NA)		1.14%		07/26/22	5,250,000	5,250,000
Lease Revenue CP Series A1 (LOC: BMO HARRIS BANK NA)		1.22%		08/10/22	7,900,000	7,900,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		1.14%		07/28/22	12,600,000	12,600,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		1.20%		08/10/22	22,000,000	22,000,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		1.14%		07/26/22	20,170,000	20,170,000
20
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Los Angeles USD
GO Bonds Series 2016A		4.00%		07/01/22	6,340,000	6,340,000
GO Bonds Series 2020 RYQ		5.00%		07/01/22	400,000	400,000
GO Bonds Series 2020 RYQ (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	10,440,000	10,440,000
GO Refunding Bonds Series 2014A		5.00%		07/01/22	1,700,000	1,700,000
GO Refunding Bonds Series 2014B		5.00%		07/01/22	165,000	165,000
GO Refunding Bonds Series 2015A		5.00%		07/01/22	1,725,000	1,725,000
GO Refunding Bonds Series 2017A		5.00%		07/01/22	9,265,000	9,265,000
GO Refunding Bonds Series 2019A		5.00%		07/01/22	5,875,000	5,875,000
GO Refunding Bonds Series 2020A		5.00%		07/01/22	5,130,000	5,130,000
GO Refunding Bonds Series 2021A		5.00%		07/01/22	340,000	340,000
Marin Healthcare District
GO Bonds Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	3,330,000	3,330,000
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.93%		07/07/22	5,100,000	5,100,000
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	1,530,000	1,530,000
GO Bonds Series 2017A (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	10,000,000	10,000,000
Mt. San Antonio CCD
GO Bonds Series 2019A (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	4,000,000	4,000,000
Norwalk La Mirada USD
GO Bonds Series E (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.94%		07/07/22	6,480,000	6,480,000
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	0.95%		07/07/22	13,000,000	13,000,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)(c)	1.00%		07/07/22	55,900,000	55,900,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	0.98%		07/07/22	11,000,000	11,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.00%		07/07/22	23,500,000	23,500,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	0.98%		07/07/22	54,400,000	54,400,000
Oakland USD
GO Bonds Series 2021A (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	2,485,000	2,485,000
Orange Cnty Sanitation District
Wastewater Refunding Revenue Obligations Series 2015A (LIQ: CITIBANK NA)	(a)(c)(d)	0.93%		07/07/22	8,000,000	8,000,000
Oxnard SD
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	7,505,000	7,505,000
Oxnard UHSD
GO Bonds Series A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	7,200,000	7,200,000
Palomar CCD
GO Bonds Series C (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	7,500,000	7,500,000
GO Bonds Series C (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	15,140,000	15,140,000
Pasadena
Refunding COP Series 2008A (LOC: BANK OF AMERICA NA)	(a)(b)	0.76%		07/07/22	13,505,000	13,505,000
Pomona USD
GO Bonds Series 2020D (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	7,420,000	7,420,000
21
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Port of Oakland
CP Notes D (LOC: BANK OF AMERICA NA)		1.10%		07/21/22	30,193,000	30,193,000
CP Series A (LOC: BANK OF AMERICA NA)		1.10%		07/21/22	12,342,000	12,342,000
Riverside Cnty
TRAN 2022	(f)	5.00%		06/30/23	1,000,000	1,027,820
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	11,000,000	11,000,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	4,750,000	4,750,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	(a)(c)(d)	1.06%	07/07/22	10/03/22	2,300,000	2,300,000
Sacramento Cnty Housing Auth
M/F Housing RB (Logan Park Apts) Series 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.97%		07/07/22	46,090,000	46,090,000
Sacramento Housing Auth
M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.88%		07/07/22	10,050,000	10,050,000
Sacramento Municipal Utility District
Electric RB Series 2020H (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	12,700,000	12,700,000
Electric RB Series 2020H (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	3,700,000	3,700,000
Sacramento Water Revenue
Water RB Series 2017 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	3,800,000	3,800,000
San Bernardino CCD
GO Refunding Bonds Series 2013A (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	8,000,000	8,000,000
San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: CITIBANK NA)	(a)(c)(d)	0.93%		07/07/22	8,300,000	8,300,000
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)	0.68%		07/07/22	18,085,000	18,085,000
Sales Tax RB Series 2008B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)	0.68%		07/07/22	5,200,000	5,200,000
Sales Tax RB Series 2008C (LIQ: BANK OF AMERICA NA)	(a)(b)	0.75%		07/07/22	8,200,000	8,200,000
Sub Sales Tax Revenue CP Series B (LOC: BANK OF AMERICA NA)		1.05%		07/14/22	45,326,000	45,326,000
San Diego Cnty Water Auth
CP Series 10 (LIQ: BANK OF THE WEST)		1.07%		07/06/22	2,400,000	2,400,000
CP Series 10 (LIQ: BANK OF THE WEST)		1.12%		07/20/22	29,100,000	29,100,000
CP Series 10 (LIQ: BANK OF THE WEST)		1.05%		08/03/22	23,000,000	23,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		1.05%		08/04/22	25,000,000	25,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		1.25%		10/06/22	25,000,000	25,000,000
San Diego Housing Auth
M/F Housing RB (Courthouse Commons) Series 2020F (LOC: MIZUHO BANK LTD)	(a)(b)	0.95%		07/07/22	750,000	750,000
San Diego Public Facilities Financing Auth
Sub Water RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	8,455,000	8,455,000
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		1.05%		07/07/22	10,000,000	10,000,000
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		0.22%		07/14/22	14,175,000	14,175,000
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		1.20%		09/08/22	5,016,000	5,016,000
22
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Diego USD
GO Bonds Series 2013C (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	8,000,000	8,000,000
GO Bonds Series 2017 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	8,000,000	8,000,000
GO Bonds Series 2017 & 2019 (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.94%		07/07/22	19,520,000	19,520,000
GO Bonds Series 2020 D2		5.00%		07/01/22	3,020,000	3,020,000
San Francisco
COP (49 S. Van Ness) Series 2019A (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.94%		07/07/22	3,135,000	3,135,000
Lease Revenue CP Series 2 (LIQ: US BANK NATIONAL ASSOCIATION)		1.18%		08/18/22	5,507,000	5,507,000
M/F Housing RB (Carter Terrace Apts) Series 2002B (LOC: CITIBANK NA)	(a)(b)	1.00%		07/07/22	2,875,000	2,875,000
San Francisco Airport Commission
2nd Series RB Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	1.01%		07/07/22	4,360,000	4,360,000
RB 2nd Series 2016B (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	1.04%		07/07/22	12,000,000	12,000,000
RB 2nd Series 2018C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	0.75%		07/07/22	12,960,000	12,960,000
RB 2nd Series 2019 (LOC: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.96%		07/07/22	40,240,000	40,240,000
RB 2nd Series 2019A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.98%		07/07/22	7,500,000	7,500,000
RB 2nd Series 2019A (LOC: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.96%		07/07/22	11,305,000	11,305,000
RB 2nd Series 2019E (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.98%		07/07/22	11,745,000	11,745,000
RB 2nd Series 2019E (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	1.01%		07/07/22	7,110,000	7,110,000
Refunding RB 2nd Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	1.01%		07/07/22	15,620,000	15,620,000
Refunding RB Series 2010A1 (LOC: BANK OF AMERICA NA)	(a)(b)	0.83%		07/07/22	13,385,000	13,385,000
Refunding RB Series 2010A2 (LOC: BANK OF AMERICA NA)	(a)(b)	0.84%		07/07/22	21,810,000	21,810,000
Sub CP Notes A-2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.33%		10/04/22	32,600,000	32,600,000
Sub CP Series B4 (LOC: US BANK NATIONAL ASSOCIATION)		1.25%		10/04/22	4,085,000	4,085,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2017A1 (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	3,335,000	3,335,000
GO Bonds Series 2017A1 (LIQ: CITIBANK NA)	(a)(c)(d)	0.93%		07/07/22	4,800,000	4,800,000
GO Bonds Series 2017A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,650,000	2,650,000
GO Bonds Series 2022D1 (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	12,000,000	12,000,000
GO Bonds Series 2022D1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	1,110,000	1,110,000
GO Bonds Series 2022D1 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	1,875,000	1,875,000
Sales Tax RB Series 2019A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	1,735,000	1,735,000
San Francisco Finance Corp
Lease Refunding RB Series 20081 (LOC: TD BANK NA)	(a)(b)	0.75%		07/07/22	14,550,000	14,550,000
Lease Refunding RB Series 20082 (LOC: TD BANK NA)	(a)(b)	0.75%		07/07/22	14,000,000	14,000,000
San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: CITIBANK NA)	(a)(b)	0.99%		07/07/22	2,030,000	2,030,000
San Francisco Public Utilities Commission
Wastewater CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.03%		08/02/22	10,019,000	10,019,000
Wastewater CP Series A6 (LIQ: STATE STREET BANK AND TRUST COMPANY)		1.05%		07/06/22	10,715,000	10,715,000
Wastewater CP Series A6 (LIQ: STATE STREET BANK AND TRUST COMPANY)		1.35%		09/13/22	25,000,000	25,000,000
23
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wastewater CP Series A7 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.07%		08/03/22	5,000,000	5,000,000
Water CP Series A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.12%		07/06/22	33,561,000	33,561,000
Water CP Series A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.25%		08/09/22	30,000,000	30,000,000
Water RB Series 2017 D (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	7,760,000	7,760,000
Water RB Series 2017A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	3,000,000	3,000,000
San Francisco Redevelopment Agency
M/F Housing RB (3rd & Mission) Series 1999C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)(e)	0.80%		07/07/22	100,000,000	100,000,000
San Joaquin Cnty Transportation Auth
Sales Tax Refunding RB Series 2017 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	7,500,000	7,500,000
San Jose
M/F Housing RB (Cinnabar Commons) Series 2003C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.87%		07/07/22	21,100,000	21,100,000
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.98%		07/07/22	795,000	795,000
M/F Housing Refunding RB (Las Ventanas Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.86%		07/07/22	20,900,000	20,900,000
Sub Airport CP Notes Series B (LOC: BANK OF AMERICA NA)		1.60%		10/27/22	24,112,000	24,112,000
San Jose-Evergreen CCD
GO Bonds Series A (ESCROW) (LIQ: CITIBANK NA)	(a)(c)(d)	0.93%		07/07/22	3,980,000	3,980,000
San Luis Obispo Cnty CCD
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.95%		07/07/22	6,580,000	6,580,000
San Marcos USD
GO Bonds Series C (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	6,665,000	6,665,000
San Mateo Cnty CCD
GO Bonds Series 2015A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	8,810,000	8,810,000
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,230,000	2,230,000
San Mateo Cnty Jt Powers Financing Auth
Lease RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	13,555,000	13,555,000
San Mateo Cnty Transportation Auth
Sub Sales Tax RB Series 2020B (LOC: BANK OF AMERICA NA)	(a)(b)	0.52%		07/01/22	2,585,000	2,585,000
San Rafael Redevelopment Agency
MF Hsg RB (San Rafael Commons Apts) Ser 2001A (LOC: CITIBANK NA)	(a)(b)	0.93%		07/07/22	1,570,000	1,570,000
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: MUFG UNION BANK NA)	(a)(b)	1.00%		07/07/22	4,917,000	4,917,000
M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: MUFG UNION BANK NA)	(a)(b)	0.92%		07/07/22	3,447,000	3,447,000
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2008C (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)	0.52%		07/01/22	30,440,000	30,440,000
Sales Tax Refunding RB Series 2008D (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)	0.45%		07/01/22	46,075,000	46,075,000
Santa Clara Valley Water District
CP Series A (LOC: MUFG BANK LTD)		1.43%		09/08/22	7,200,000	7,200,000
24
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Santa Cruz Cnty Successor Redevelopment Agency
M/F Housing RB (Shaffer Road Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.97%		07/07/22	21,925,000	21,925,000
Solano CCD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	3,000,000	3,000,000
Southern California Metropolitan Water District
Sub Water Refunding RB Series 2019A		5.00%		07/01/22	100,000	100,000
Water RB Series 2017A (LIQ: PNC BANK NATIONAL ASSOCIATION)	(a)(b)	0.50%		07/01/22	22,270,000	22,270,000
Water Refunding RB Series 2018A1 (LIQ: TD BANK NA)	(a)(b)	0.50%		07/01/22	8,825,000	8,825,000
Water Refunding RB Series 2018A2 (LIQ: TD BANK NA)	(a)(b)	0.50%		07/01/22	560,000	560,000
Water Refunding RB Series 2021B (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	6,655,000	6,655,000
Sunnyvale SD
GO Bonds Series 2019C (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.93%		07/07/22	3,000,000	3,000,000
Sweetwater UHSD
GO Refunding Bonds (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	6,225,000	6,225,000
Union Elementary SD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	8,145,000	8,145,000
Univ of California
General RB Series 2013AI (LIQ: UBS AG)	(a)(c)(d)	0.93%		07/07/22	12,000,000	12,000,000
General RB Series 2013AI & 2016AR (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	5,360,000	5,360,000
General RB Series 2014AM (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	7,600,000	7,600,000
General RB Series 2018 AZ (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	6,000,000	6,000,000
Limited Project RB Series 2015I (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	4,800,000	4,800,000
Limited Project RB Series 2021Q (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	10,000,000	10,000,000
Limited Project RB Series 2022S (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,840,000	2,840,000
Medical Center Pooled RB Series 2013J (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	5,000,000	5,000,000
Medical Center Pooled RB Series 2016L (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	2,220,000	2,220,000
Medical Center Pooled RB Series 2016L (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,665,000	2,665,000
Medical Center Pooled RB Series 2022P (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	59,245,000	59,245,000
Medical Center Pooled RB Series 2022P (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,250,000	2,250,000
Medical Center Pooled RB Series 2022P (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	2,500,000	2,500,000
Medical Center Pooled RB Series 2022P (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.94%		07/07/22	9,305,000	9,305,000
RB Series 2021Q (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	1,000,000	1,000,000
West Valley-Mission CCD
GO Bonds Series 2015B (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	8,500,000	8,500,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: MUFG UNION BANK NA)	(a)(b)	1.00%		07/07/22	3,635,000	3,635,000
25
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Yosemite CCD
GO Bonds Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	5,483,000	5,483,000
						4,746,212,051
Total Municipal Securities (Cost $4,746,212,051)						4,746,212,051

U.S. GOVERNMENT AGENCY DEBT 5.3% OF NET ASSETS
Federal Home Loan Banks
		1.00%		07/08/22	68,000,000	67,986,778
		0.90%		07/01/22	200,000,000	200,000,000
Total U.S. Government Agency Debt (Cost $267,986,778)						267,986,778
Total Investments in Securities (Cost $5,014,198,829)						5,014,198,829

(a)	Variable rate security; rate shown is effective rate at period end.
(b)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,434,914,000 or 28.2% of net assets.
(d)	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
GO —	General obligation
HSG —	Housing
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
IND —	Independent
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note

At June 30, 2022, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
26
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab California Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2022; unaudited
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$5,014,198,829
Cash		47,579,164
Receivables:
Fund shares sold		41,982,615
Interest		5,864,869
Prepaid expenses	+	37,594
Total assets		5,109,663,071
Liabilities
Payables:
Fund shares redeemed		20,261,499
Investments bought - delayed delivery		3,577,915
Distributions to shareholders		1,391,660
Investment adviser and administrator fees		735,205
Accrued expenses	+	148,249
Total liabilities		26,114,528
Net assets		$5,083,548,543
Net Assets by Source
Capital received from investors		$5,083,494,876
Total distributable earnings	+	53,667
Net assets		$5,083,548,543

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$2,123,003,070		2,122,268,548		$1.00
Ultra Shares	$2,960,545,473		2,959,525,494		$1.00

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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab California Municipal Money Fund
Statement of Operations

For the period January 1, 2022 through June 30, 2022; unaudited
Investment Income
Interest received from securities - unaffiliated		$8,765,183
Expenses
Investment adviser and administrator fees		3,300,951
Shareholder service fees:
Investor Shares		1,568,448
Portfolio accounting fees		70,817
Professional fees		26,713
Registration fees		23,048
Custodian fees		20,699
Independent trustees’ fees		14,808
Shareholder reports		8,076
Transfer agent fees		612
Other expenses	+	13,418
Total expenses		5,047,590
Expense reduction	–	1,044,340
Net expenses	–	4,003,250
Net investment income		4,761,933
REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		21,894
Increase in net assets resulting from operations		$4,783,827
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab California Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/22-6/30/22		1/1/21-12/31/21
Net investment income		$4,761,933	$385,267
Net realized gains	+	21,894	630,301
Increase in net assets from operations		$4,783,827	$1,015,568
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($1,921,791)	($704,169)
Ultra Shares	+	(2,808,369)	(217,643)
Total distributions		($4,730,160)	($921,812)
TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		718,207,253	592,595,743
Ultra Shares	+	3,129,779,627	1,016,702,079
Total shares sold		3,847,986,880	1,609,297,822
Shares Reinvested
Investor Shares		1,064,695	557,517
Ultra Shares	+	1,565,887	161,412
Total shares reinvested		2,630,582	718,929
Shares Redeemed
Investor Shares		(819,516,403)	(1,773,810,017)
Ultra Shares	+	(949,693,156)	(613,925,284)
Total shares redeemed		(1,769,209,559)	(2,387,735,301)
Net transactions in fund shares		2,081,407,903	(777,718,550)
NET ASSETS
Beginning of period		$3,002,086,973	$3,779,711,767
Total increase (decrease)	+	2,081,461,570	(777,624,794)
End of period		$5,083,548,543	$3,002,086,973

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS
Investor Shares	1/1/22– 6/30/22*	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.01	0.00 [3]
Net realized and unrealized gains (losses)	(0.00) [3]	0.00 [3]	0.00 [3]	0.00 [3]	(0.00) [3]	0.01
Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.01	0.01
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]	(0.00) [3]	(0.01)	(0.01) [4]	(0.01) [4]
Distributions from net realized gains	—	(0.00) [3]	(0.00) [3]	—	—	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]	(0.00) [3]	(0.01)	(0.01)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.10% [5]	0.06%	0.34%	1.18%	1.16% [4]	0.56% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.27% [6,7]	0.12% [7]	0.30% [7,8]	0.35%	0.35%	0.42% [9]
Gross operating expenses	0.38% [6]	0.38%	0.49%	0.51%	0.52%	0.56%
Net investment income (loss)	0.20% [6]	0.01%	0.43%	1.16%	1.16%	0.48%
Net assets, end of period (x 1,000,000)	$455	$470	$668	$1,466	$1,126	$322

*	Unaudited.
[1]	Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Amounts include special distributions. For the periods ended December 31, 2018 and December 31, 2017, the effects on the distributions from net investment income were less than $0.005 and $0.005, respectively, and the effects on total returns were 0.04% and 0.08%, respectively.
[5]	Not annualized.
[6]	Annualized.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
[9]	Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
30
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)
Ultra Shares	1/1/22– 6/30/22*	1/1/21– 12/31/21	9/24/20 [1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	(0.00) [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	—	(0.00) [3]	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00
Total return	0.14% [4]	0.06%	0.02% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.18% [5,6]	0.12% [6]	0.19% [5]
Gross operating expenses	0.22% [5]	0.23%	0.22% [5]
Net investment income (loss)	0.44% [5]	0.01%	0.03% [5]
Net assets, end of period (x 1,000,000)	$463	$98	$119

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Annualized.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
31
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 98.1% OF NET ASSETS
NEW YORK 98.1%
Battery Park City Auth
Jr RB Series 2019D1 (LIQ: TD BANK NA)	(a)(b)	0.88%		07/07/22	6,000,000	6,000,000
Jr RB Series 2019E (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	5,660,000	5,660,000
Canandaigua SD
BAN 2022		3.25%		06/23/23	8,600,000	8,713,051
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	0.98%		07/07/22	8,490,000	8,490,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	0.98%		07/07/22	10,440,000	10,440,000
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	0.98%		07/07/22	11,010,000	11,010,000
Lancaster IDA
Civic Facility RB (GreenField Manor) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	1.05%		07/07/22	10,500,000	10,500,000
IDRB (Sealing Devices) Series 2007 (LOC: HSBC BANK USA NA)	(a)(b)	0.98%		07/07/22	955,000	955,000
IDRB (Sealing Devices) Series 2016 (LOC: HSBC BANK USA NA)	(a)(b)	0.96%		07/07/22	2,680,000	2,680,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2016B-1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	3,335,000	3,335,000
Dedicated Tax Fund Bonds Series 2017A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	7,500,000	7,500,000
Dedicated Tax Fund Bonds Series 2017B-1 (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.95%		07/07/22	7,500,000	7,500,000
Dedicated Tax Fund Refunding Bonds Series 2008A-1 (LOC: TD BANK NA)	(a)(b)	0.60%		07/01/22	3,255,000	3,255,000
Dedicated Tax Fund Refunding Bonds Series 2008A-2A (LOC: TD BANK NA)	(a)(b)	0.60%		07/01/22	1,000,000	1,000,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	8,000,000	8,000,000
Dedicated Tax Fund Refunding Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	1,345,000	1,345,000
Refunding RB Series 2020B2 (LOC: PNC BANK NATIONAL ASSOCIATION)	(a)(b)	0.91%		07/07/22	5,000,000	5,000,000
32
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	0.98%		07/07/22	7,485,000	7,485,000
New York City
GO Bonds Fiscal 1995 Series B5		5.00%		08/15/22	100,000	100,584
GO Bonds Fiscal 2006 Series I5 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	1,500,000	1,500,000
GO Bonds Fiscal 2012 Series A4 (LOC: MUFG BANK LTD)	(a)(b)	0.90%		07/07/22	19,300,000	19,300,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	(c)(d)	1.01%		07/07/22	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	1,900,000	1,900,000
GO Bonds Fiscal 2012 Series G6 (LOC: MIZUHO BANK LTD)	(a)(b)	0.61%		07/01/22	575,000	575,000
GO Bonds Fiscal 2012 Series I		5.00%		08/01/22	1,000,000	1,003,035
GO Bonds Fiscal 2013 Series J		5.00%		08/01/22	100,000	100,331
GO Bonds Fiscal 2014 Series B		5.00%		08/01/22	475,000	476,543
GO Bonds Fiscal 2014 Series G		5.00%		08/01/22	3,475,000	3,486,840
GO Bonds Fiscal 2015 Series F5 (LIQ: BARCLAYS BANK PLC)	(a)(b)	0.62%		07/01/22	500,000	500,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	7,830,000	7,830,000
GO Bonds Fiscal 2016 Series E		5.00%		08/01/22	265,000	265,798
GO Bonds Fiscal 2017 Series A5 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)	0.65%		07/01/22	540,000	540,000
GO Bonds Fiscal 2018 Series 1		5.00%		08/01/22	1,000,000	1,003,132
GO Bonds Fiscal 2018 Series B1 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)(c)(d)	0.96%		07/07/22	4,760,000	4,760,000
GO Bonds Fiscal 2018 Series F1 (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	3,705,000	3,705,000
GO Bonds Fiscal 2018 Series F1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,515,000	2,515,000
GO Bonds Fiscal 2019 Series D (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.94%		07/07/22	4,005,000	4,005,000
GO Bonds Fiscal 2019 Series E		5.00%		08/01/22	280,000	280,829
GO Bonds Fiscal 2020 Series A1 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.94%		07/07/22	4,260,000	4,260,000
GO Bonds Fiscal 2020 Series D1 (LIQ: CITIBANK NA)	(a)(c)(d)	0.94%		07/07/22	3,000,000	3,000,000
GO Bonds Fiscal 2021 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	1,245,000	1,245,000
GO Bonds Fiscal 2021 Series C (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	3,340,000	3,340,000
GO Bonds Fiscal 2021 Series F1 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.94%		07/07/22	3,400,000	3,400,000
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.94%		07/07/22	3,485,000	3,485,000
GO Bonds Fiscal 2022 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	0.65%		07/01/22	10,225,000	10,225,000
GO Bonds Series 2013 A-5 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	0.91%		07/07/22	400,000	400,000
New York City Housing Development Corp
M/F Housing RB Series 2021F3 (LIQ: BARCLAYS BANK PLC)	(a)(b)	0.90%		07/07/22	3,600,000	3,600,000
M/F Housing RB Series 2022C3 (LIQ: BARCLAYS BANK PLC)	(a)(b)	0.91%		07/07/22	2,500,000	2,500,000
M/F Mortgage RB (East Clarke Place Associates) Series 2005A (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	1.00%		07/07/22	2,030,000	2,030,000
M/F Mortgage RB (Granville Payne Apts) Series 2006A (LOC: CITIBANK NA)	(a)(b)	0.97%		07/07/22	5,110,000	5,110,000
M/F Mortgage RB (State Renaissance Court) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.96%		07/07/22	8,100,000	8,100,000
33
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
M/F Rental Housing RB (Related - W 89th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.97%		07/07/22	2,000,000	2,000,000
M/F Rental Housing RB (The Foundry) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.95%		07/07/22	4,000,000	4,000,000
New York City IDA
Empowerment Zone RB (Tiago Holdings) Series 2007 (LOC: TD BANK NA)	(a)(b)	0.89%		07/07/22	8,350,000	8,350,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series FF (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	4,000,000	4,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.68%		07/01/22	675,000	675,000
Water & Sewer System 2nd General Resolution RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	1,000,000	1,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.68%		07/01/22	4,935,000	4,935,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	770,000	770,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	0.64%		07/01/22	500,000	500,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4 (LIQ: BARCLAYS BANK PLC)	(a)(b)	0.62%		07/01/22	1,255,000	1,255,000
Water & Sewer System 2nd Resolution RB Fiscal 2016 Series AA2 (LIQ: PNC BANK NATIONAL ASSOCIATION)	(a)(b)	0.92%		07/07/22	2,000,000	2,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	0.62%		07/01/22	22,500,000	22,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	4,350,000	4,350,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD&EE (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	250,000	250,000
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series EE2 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.94%		07/07/22	635,000	635,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	665,000	665,000
Water & Sewer System 2nd Resolution RB Fiscal 2022 & 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	8,000,000	8,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series AA (LIQ: UBS AG)	(a)(c)(d)	0.94%		07/07/22	570,000	570,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2013 Series S1 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.94%		07/07/22	6,000,000	6,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	8,000,000	8,000,000
Building Aid RB Fiscal 2021 Series S1 (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	13,470,000	13,470,000
Future Tax Sec Sub Bonds Fiscal Series 2018C3 & 2020B1 & 2021C1 (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.94%		07/07/22	7,795,000	7,795,000
Future Tax Secured Sub Bonds Fiscal 2016 Series A1		5.00%		08/01/22	225,000	225,807
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)	0.65%		07/01/22	3,775,000	3,775,000
Future Tax Secured Sub Bonds Fiscal 2017 Series B		5.00%		08/01/22	110,000	110,442
Future Tax Secured Sub Bonds Fiscal 2018 Series 1		5.00%		11/01/22	115,000	116,737
Future Tax Secured Sub Bonds Fiscal 2019 Series A1		5.00%		08/01/22	485,000	486,455
34
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2019 Series B4 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)	0.65%		07/01/22	1,250,000	1,250,000
Future Tax Secured Sub Bonds Fiscal 2020 Series C1 (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	1,700,000	1,700,000
Future Tax Secured Sub Bonds Fiscal 2022 Series B1 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	1,840,000	1,840,000
Future Tax Secured Sub Bonds Fiscal 2022 Series F1 (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	900,000	900,000
Future Tax Secured Sub Bonds Fiscal 2022 Series F1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,105,000	2,105,000
Future Tax Secured Sub Bonds Fiscal Series 2013 B		5.00%		11/01/22	690,000	700,757
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	950,000	950,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	5,780,000	5,780,000
Future Tax Secured Sub RB Fiscal 2018 Series C6 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	0.89%		07/07/22	14,100,000	14,100,000
Future Tax Secured Sub RB Fiscal 2022 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,000,000	2,000,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B1 (SIFMA Municipal Swap Index + 0.15%)	(a)	1.06%	07/07/22	12/29/22	10,900,000	10,900,000
Refunding RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.04%)	(a)	0.95%	07/07/22	08/29/22	5,500,000	5,500,000
New York Liberty Development Corp
Liberty Refunding RB (4WTC) Series 2021A (LOC: BANK OF AMERICA NA)	(a)(c)(d)	0.94%		07/07/22	3,090,000	3,090,000
New York State Dormitory Auth
NYC Court Facilities Lease RB Series 2005B (LOC: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	7,000,000	7,000,000
RB (Northwell Health) Series 2022A (LOC: BANK OF AMERICA NA)	(a)(c)(d)	0.96%		07/07/22	2,665,000	2,665,000
State Personal Income Tax RB Series 2013A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,000,000	2,000,000
State Personal Income Tax RB Series 2015E (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	4,950,000	4,950,000
State Personal Income Tax RB Series 2018A (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.94%		07/07/22	2,830,000	2,830,000
State Personal Income Tax RB Series 2018A, 2021E, 2022A, 2019A (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.94%		07/07/22	9,310,000	9,310,000
State Personal Income Tax RB Series 2019D (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	905,000	905,000
State Personal Income Tax RB Series 2019D (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	5,315,000	5,315,000
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	2,310,000	2,310,000
State Personal Income Tax RB Series 2020A 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	735,000	735,000
State Personal Income Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	3,900,000	3,900,000
State Personal Income Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	9,980,000	9,980,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	2,300,000	2,300,000
35
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax Refunding RB Series 2012A (ESCROW)		4.00%		12/15/22	100,000	101,678
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	(a)(c)(d)	0.94%		07/07/22	7,960,000	7,960,000
State Sales Tax RB Series 2018C (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	7,680,000	7,680,000
State Sales Tax RB Series 2018E (LIQ: CITIBANK NA)	(a)(c)(d)	0.93%		07/07/22	9,570,000	9,570,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2017E (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	5,000,000	5,000,000
New York State HFA
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(b)	0.94%		07/07/22	12,975,000	12,975,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.97%		07/07/22	19,995,000	19,995,000
Housing RB (55 W 25th Street) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.95%		07/07/22	19,000,000	19,000,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.96%		07/07/22	22,060,000	22,060,000
Housing RB (600 W 42nd Street) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.98%		07/07/22	26,240,000	26,240,000
Housing RB (750 6th Ave) Series 1998A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(b)	0.95%		07/07/22	2,000,000	2,000,000
Housing RB (900 8th Avenue) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.98%		07/07/22	4,100,000	4,100,000
Housing RB (Gateway to New Cassel) Series 2006A (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	1.01%		07/07/22	5,200,000	5,200,000
Housing RB (Historic Front St) Series 2003A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(b)	0.91%		07/07/22	5,000,000	5,000,000
Housing RB (Saville Housing) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.95%		07/07/22	30,000,000	30,000,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)(b)	0.97%		07/07/22	11,700,000	11,700,000
Housing RB (Tribeca Park) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.93%		07/07/22	6,100,000	6,100,000
Housing RB (W. 23rd St.) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)(b)	0.92%		07/07/22	6,000,000	6,000,000
Housing RB (West Village Apts) Series 2008A (LOC: CITIBANK NA)	(a)(b)	1.01%		07/07/22	5,100,000	5,100,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 231 (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	3,495,000	3,495,000
Homeowner Mortgage RB Series 236 (LIQ: UBS AG)	(a)(b)	0.93%		07/07/22	12,280,000	12,280,000
New York State Power Auth
CP Series 1		0.80%		07/13/22	2,400,000	2,400,000
CP Series 2		0.78%		07/06/22	1,521,000	1,521,000
CP Series 2		1.00%		07/06/22	1,461,000	1,461,000
CP Series 2		1.10%		07/11/22	16,000,000	16,000,000
RB Series 2020A (LIQ: CITIBANK NA)	(a)(c)(d)	0.94%		07/07/22	1,500,000	1,500,000
RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	1,000,000	1,000,000
RB Series 2020A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	8,000,000	8,000,000
RB Series 2020A (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	1,340,000	1,340,000
RB Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.94%		07/07/22	3,325,000	3,325,000
36
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1 (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.94%		07/07/22	790,000	790,000
State Personal Income Tax RB Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	7,020,000	7,020,000
State Personal Income Tax RB Series 2021A-1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	4,700,000	4,700,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	4,665,000	4,665,000
State Personal Income Tax RB Series 2019A (LIQ: CITIBANK NA)	(a)(c)(d)	0.94%		07/07/22	3,330,000	3,330,000
State Sales Tax RB Series 2019A 2021A (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.94%		07/07/22	2,770,000	2,770,000
State Sales Tax RB Series 2021A (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	6,700,000	6,700,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)(c)	0.96%		07/07/22	2,700,000	2,700,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	0.95%		07/07/22	40,000,000	40,000,000
Onondaga Cnty IDA
IDRB (G.A. Braun Inc) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	1.13%		07/07/22	4,695,000	4,695,000
Port Auth of New York & New Jersey
Consolidated Bonds 177th Series (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.98%		07/07/22	1,700,000	1,700,000
Consolidated Bonds 194th Series (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.99%		07/07/22	11,800,000	11,800,000
Consolidated Bonds 206th Series (LIQ: CITIBANK NA)	(a)(c)(d)	0.96%		07/07/22	2,500,000	2,500,000
Consolidated Bonds 206th Series (LIQ: TORONTO-DOMINION BANK/THE)	(a)(c)(d)	0.95%		07/07/22	2,000,000	2,000,000
Consolidated Bonds 207th Series (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.98%		07/07/22	2,665,000	2,665,000
Consolidated Bonds 221st Series (LIQ: BARCLAYS BANK PLC)	(a)(c)(d)	0.98%		07/07/22	1,310,000	1,310,000
Consolidated Bonds 230th Series (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.95%		07/07/22	895,000	895,000
Consolidated Bonds 231st Series (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.99%		07/07/22	655,000	655,000
CP Series A		1.25%		07/21/22	11,000,000	11,000,000
Ravena-Coeymans-Selkirk CSD
BAN 2021		1.50%		08/12/22	5,650,000	5,655,851
Rondout Valley CSD
GO BANs 2022		3.50%		06/28/23	7,000,000	7,042,141
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	1,085,000	1,085,000
Triborough Bridge & Tunnel Auth
General RB Series 2003B1 (LOC: US BANK NATIONAL ASSOCIATION)	(a)(b)	0.65%		07/01/22	6,655,000	6,655,000
General RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	3,655,000	3,655,000
Payroll Mobility Tax Sr Lien Bonds Series 2021A1 (LIQ: MORGAN STANLEY BANK NA)	(a)(c)(d)	0.94%		07/07/22	7,970,000	7,970,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	5,625,000	5,625,000
RB (MTA Bridges & Tunnels) Series 2021A (LIQ: BANK OF AMERICA NA)	(a)(c)(d)	0.94%		07/07/22	1,875,000	1,875,000
RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	950,000	950,000
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2005B-3 (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)(b)	0.64%		07/01/22	500,000	500,000
Sr Lien RB (MTA Bridges & Tunnels) Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	9,040,000	9,040,000
Sr. Lien RB Series 2022C (LIQ: ROYAL BANK OF CANADA)	(a)(c)(d)	0.94%		07/07/22	3,150,000	3,150,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	(a)(c)(d)	0.94%		07/07/22	3,355,000	3,355,000
Restructuring Bonds Series 2013 (LIQ: UBS AG)	(a)(c)(d)	0.94%		07/07/22	24,375,000	24,375,000
Wappingers CSD
BAN 2021		2.00%		08/11/22	9,360,000	9,365,482
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	1.05%		07/07/22	670,000	670,000
						899,992,493
Total Municipal Securities (Cost $899,992,493)						899,992,493

U.S. GOVERNMENT AGENCY DEBT 1.8% OF NET ASSETS
Federal Home Loan Banks
		1.00%		07/08/22	7,000,000	6,998,639
		0.90%		07/01/22	10,000,000	10,000,000
Total U.S. Government Agency Debt (Cost $16,998,639)						16,998,639
Total Investments in Securities (Cost $916,991,132)						916,991,132

(a)	Variable rate security; rate shown is effective rate at period end.
(b)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $432,280,000 or 47.1% of net assets.
(d)	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

BAN —	Bond anticipation note
CNTY —	County
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TOB —	Tender option bond
VRDN —	Variable rate demand note
38
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

At June 30, 2022, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2022; unaudited
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$916,991,132
Receivables:
Fund shares sold		16,576,129
Interest		1,196,636
Prepaid expenses	+	21,426
Total assets		934,785,323
Liabilities
Payables:
Due to custodian		13,522,779
Investments bought		2,300,059
Fund shares redeemed		620,187
Distributions to shareholders		270,617
Investment adviser and administrator fees		123,370
Accrued expenses	+	79,798
Total liabilities		16,916,810
Net assets		$917,868,513
Net Assets by Source
Capital received from investors		$917,909,725
Total distributable loss	+	(41,212)
Net assets		$917,868,513

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$455,291,025		455,083,883		$1.00
Ultra Shares	$462,577,488		462,370,450		$1.00

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Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab New York Municipal Money Fund
Statement of Operations

For the period January 1, 2022 through June 30, 2022; unaudited
Investment Income
Interest received from securities - unaffiliated		$1,632,959
Expenses
Investment adviser and administrator fees		607,049
Shareholder service fees:
Investor Shares		327,956
Portfolio accounting fees		47,098
Professional fees		21,962
Registration fees		19,031
Independent trustees’ fees		12,695
Custodian fees		5,036
Shareholder reports		3,090
Transfer agent fees		616
Other expenses	+	4,261
Total expenses		1,048,794
Expense reduction	–	284,320
Net expenses	–	764,474
Net investment income		868,485
REALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(42,543)
Increase in net assets resulting from operations		$825,942
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/22-6/30/22		1/1/21-12/31/21
Net investment income		$868,485	$74,939
Net realized gains (losses)	+	(42,543)	221,870
Increase in net assets from operations		$825,942	$296,809
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($428,616)	($297,458)
Ultra Shares	+	(438,700)	(59,768)
Total distributions		($867,316)	($357,226)
TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		146,977,812	113,346,323
Ultra Shares	+	487,018,033	111,772,580
Total shares sold		633,995,845	225,118,903
Shares Reinvested
Investor Shares		264,736	264,270
Ultra Shares	+	219,859	38,346
Total shares reinvested		484,595	302,616
Shares Redeemed
Investor Shares		(161,927,409)	(311,534,023)
Ultra Shares	+	(122,482,205)	(133,032,255)
Total shares redeemed		(284,409,614)	(444,566,278)
Net transactions in fund shares		350,070,826	(219,144,759)
NET ASSETS
Beginning of period		$567,839,061	$787,044,237
Total increase (decrease)	+	350,029,452	(219,205,176)
End of period		$917,868,513	$567,839,061

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab Municipal Money Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund each offer two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
•   Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2022, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	SCHWAB CALIFORNIA MUNICIPAL MONEY FUND	SCHWAB NEW YORK MUNICIPAL MONEY FUND
% of total assets in securities with credit enhancements or liquidity enhancements	82%	87%
% of total assets in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	12%	12%
	(Bank of America NA)	(JPMorgan Chase Bank NA)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit "LOC," guaranty "GTY" and/or liquidity agreement "LIQ," respectively, along with the institution providing the enhancement.

4. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious
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Financial Notes, unaudited (continued)

4. Risk Factors (continued):
economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause a fund to lose money or underperform. A fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
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Financial Notes, unaudited (continued)

4. Risk Factors (continued):
State Risk. Schwab New York Municipal Money Fund and Schwab California Municipal Money Fund invest primarily in securities issued by the state of New York and its municipalities and the state of California and its municipalities, respectively. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of a fund’s portfolio. Further, a fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain New York and California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the states of New York and California and/or their municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this shareholder report, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the fund’s investment strategies, performance, yield, expenses, operations and continued viability.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment advisor and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
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Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
SHAREHOLDER SERVICING FEE
Investor Shares	0.15%
Ultra Shares	n/a
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with each fund, for so long as the investment adviser serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) as follows:
	SCHWAB CALIFORNIA MUNICIPAL MONEY FUND	SCHWAB NEW YORK MUNICIPAL MONEY FUND
Investor Shares	0.34%	0.34%
Ultra Shares	0.19%	0.19%
During the period ended June 30, 2022, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreement and a portion was waived voluntarily.
	CONTRACTUAL EXPENSE LIMITATION WAIVED AMOUNT	VOLUNTARY YIELD WAIVER/ REIMBURSEMENT AMOUNT	TOTAL WAIVED AMOUNT
Schwab California Municipal Money Fund	$178,155	$866,185	$1,044,340
Schwab New York Municipal Money Fund	113,704	170,616	284,320
Voluntary Yield Waiver/Reimbursement
The investment adviser and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each class of a fund.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to the Trustees and Officers section) in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing
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Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2022, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab California Municipal Money Fund	$316,903,061	$—	$—
Schwab New York Municipal Money Fund	21,637,439	31,787,725	0

Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of June 30, 2022, the tax basis cost of the funds’ investments was as follows:
TAX COST
Schwab California Municipal Money Fund	$5,014,198,829
Schwab New York Municipal Money Fund	916,991,132
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Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2022. The tax-basis components of distributions paid during the year ended December 31, 2021 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab California Municipal Money Fund	$349,944	$156,369	$415,499
Schwab New York Municipal Money Fund	67,184	124,300	165,742
As of December 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2021, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Shareholder Vote Results  (Unaudited)

An adjourned Special Meeting of Shareholders of The Charles Schwab Family of Funds (the “Trust”) was held on June 14, 2022, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Richard A. Wurster, Michael J. Beer, Robert W. Burns, Nancy F. Heller, David L. Mahoney, Jane P. Moncreiff, Kiran M. Patel, Kimberly S. Patmore, and J. Derek Penn. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	43,824,068,459.769	4,913,609,626.434
Richard A. Wurster	44,130,639,925.330	4,607,038,160.873
Michael J. Beer	44,133,522,767.969	4,604,155,318.234
Robert W. Burns	44,113,097,923.941	4,624,580,162.262
Nancy F. Heller	44,253,687,915.276	4,483,990,170.927
David L. Mahoney	43,236,148,053.937	5,501,530,032.266
Jane P. Moncreiff	44,248,881,171.347	4,488,796,914.856
Kiran M. Patel	44,063,143,583.435	4,674,534,502.768
Kimberly S. Patmore	44,124,853,956.622	4,612,824,129.581
J. Derek Penn	44,116,668,865.038	4,621,009,221.165
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 16, 2022 and June 8, 2022, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 8, 2022 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.	the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including

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modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of such Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Funds from exceeding a specified cap, as well as historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The Trustees also considered fees charged by the investment adviser to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts and any differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of such Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the

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investment adviser has shared any economies of scale with the Funds by investing in the investment adviser’s infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 104 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	104	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	104	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	104	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	104	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired.	104	Director (2008 – present), KLA-Tencor Corporation
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	104	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	104	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Co-Chairman of the Board (July 2022 – present), Director and Chief Executive Officer (Oct. 2008 – present) and President (Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present), Chief Executive Officer (Aug. 2017 – present), and President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	104	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Managing Director (Jan. 2022 – present), Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (Feb. 2018 – Apr. 2022), The Charles Schwab Corporation; Managing Director (May 2022 – present) and Senior Executive Vice President (July 2015 – May 2022), Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – Apr. 2020), Charles Schwab Bank, SSB; Director (Nov. 2017 – Apr. 2020), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present) and Chief Financial Officer (Feb. 2016 – Aug. 2017), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	104	None

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Mar. 2019 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Managing Director (May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Director (July 2020 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset,

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demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Schwab Municipal Money Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13603-26
00276318

Semiannual Report  |  June 30, 2022
Schwab Retirement Government Money Fund

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Retirement Government Money Fund
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management, leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds, and has overall responsibility for all aspects of the management of the fund. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2011, Ms. Paschen held a number of positions at American Century Investments. She was most recently a portfolio manager and, from 2000 to 2003, worked as a fixed-income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a senior portfolio manager where she managed and executed trades for a fixed-income strategy. Prior to that role, she served as a portfolio manager performing fixed-income analysis, a senior research analyst for investor and dealer relations, a senior securities operations analyst in loan and securities operations, and a lead mortgage securities operations specialist. She also worked at Merrill Lynch for a year as a senior specialist in fixed-income global banking and investments.
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund

The Schwab Retirement Government Money Fund’s (the fund) goal is to seek current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies, or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies, or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. The six-month reporting period ended June 30, 2022, was marked by a continuing imbalance in supply and demand of short-term money market securities, particularly U.S. Treasuries, with demand remaining high and supply declining as the U.S. Treasury’s borrowing needs decreased. Interest rates rose during the reporting period as a result of persistently high inflation brought on by a tight labor market, supply chain constraints, and rising energy prices in the wake of COVID-19 and the war in Ukraine.
After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate three times between March and June to end the reporting period in a range of 1.50% to 1.75%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet. Given expectations of further rate hikes throughout the remainder of the year, the yield curve steepened over the period, with longer-term yields rising more than shorter-term yields as demand increased for securities with shorter maturities. Strong demand for the Fed’s Overnight Reverse Repurchase Agreement Facility drove its usage to an all-time high in June as a result of expected interest rate hikes, significant cash in the market, limited investment options, and the ongoing supply and demand imbalances for U.S. Treasuries.
Outside the United States, major central banks grappled with similar economic conditions. After holding its policy rate unchanged since March 2016, at 0.00%, the European Central Bank announced in June its intention to raise interest rates in July for the first time in 11 years. Also in June, the Bank of England raised its key official bank rate for the fifth consecutive time, to 1.25%, bringing borrowing costs to a 13-year high as the Bank of England wrestled with soaring inflation. In contrast, the Bank of Japan upheld its short-term interest rate target of -0.1%, unchanged since 2016, and vowed to defend its cap on bond yields with unlimited buying, as opposed to the monetary tightening being employed in many other countries around the globe.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. In expectation of, and in response to, the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) was shortened during the reporting period to reduce NAV volatility and allow for quicker reinvestment at higher rates. The fund’s WAM began the period at 39 days and ended it at 22 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	22 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
Performance and Fund Facts as of June 30, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Retirement Government Money Fund
Ticker Symbol	SNRXX
Minimum Initial Investment[2]	$1,000,000
Seven-Day Yield (with waivers)[3]	1.21%
Seven-Day Yield (without waivers)[3]	1.19%
Seven-Day Effective Yield (with waivers)[3]	1.22%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Due to a special distribution of ordinary income, the fund’s stated yields temporarily increased in October and December 2021.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2022 and held through June 30, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1,2]	BEGINNING ACCOUNT VALUE AT 1/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 6/30/22	EXPENSES PAID DURING PERIOD 1/1/22-6/30/22[3]
Schwab Retirement Government Money Fund
Actual Return	0.15%	$1,000.00	$1,001.40	$0.74
Hypothetical 5% Return	0.15%	$1,000.00	$1,024.05	$0.75

[1]	Based on the most recent six-month expense ratio.
[2]	Expense ratio (annualized) reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[3]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	1/1/22– 6/30/22*	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.02	0.01
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	—	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.02	0.01
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.02)	(0.02)	(0.01)
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	—	(0.00) [2]	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.02)	(0.02)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.14% [3]	0.01%	0.40%	2.07%	1.69%	0.70%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.15% [4,5]	0.07% [5]	0.18% [5]	0.19%	0.19%	0.20% [6]
Gross operating expenses	0.21% [4]	0.21%	0.31%	0.35%	0.38%	0.37%
Net investment income (loss)	0.28% [4]	0.01%	0.38%	2.01%	1.68%	0.72%
Net assets, end of period (x 1,000,000)	$1,639	$1,610	$1,804	$2,072	$1,019	$876

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]	Annualized.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[6]	Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
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Schwab Retirement Government Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 14.5% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
		0.07%		07/06/22	1,300,000	1,299,987
(SOFR + 0.04%)	(a)	1.55%	07/01/22	07/08/22	5,000,000	4,999,995
		0.20%		07/13/22	8,800,000	8,800,344
		0.07%		07/19/22	3,100,000	3,099,891
(SOFR + 0.09%)	(a)	1.60%	07/01/22	07/25/22	4,500,000	4,499,985
		0.10%		08/02/22	3,600,000	3,600,043
		0.09%		08/18/22	2,000,000	1,999,760
		0.11%		08/31/22	1,800,000	1,799,664
(EFFR - 0.02%)	(a)	1.56%	07/01/22	09/08/22	10,400,000	10,400,000
		1.70%		09/19/22	400,000	401,375
		0.99%		10/11/22	1,100,000	1,096,946
		1.01%		10/12/22	1,700,000	1,695,136
		0.19%		10/13/22	900,000	900,000
		1.03%		10/17/22	2,100,000	2,093,574
(SOFR + 0.06%)	(a)	1.57%	07/01/22	10/21/22	6,400,000	6,400,000
		0.15%		11/16/22	4,900,000	4,899,588
(SOFR + 0.06%)	(a)	1.57%	07/01/22	12/28/22	16,000,000	16,003,582
(3 mo. US TBILL + 0.02%)	(a)	1.78%	07/06/22	05/01/23	6,500,000	6,500,000
(3 mo. US TBILL + 0.03%)	(a)	1.78%	07/06/22	07/13/23	2,600,000	2,600,000
(EFFR - 0.01%)	(a)	1.57%	07/01/22	07/21/23	8,800,000	8,800,000
(SOFR + 0.03%)	(a)	1.54%	07/01/22	08/28/23	2,700,000	2,700,000
(SOFR + 0.06%)	(a)	1.57%	07/01/22	11/07/23	2,200,000	2,200,000
(SOFR + 0.04%)	(a)	1.55%	07/01/22	11/28/23	1,500,000	1,500,000
(EFFR + 0.03%)	(a)	1.61%	07/01/22	12/08/23	1,300,000	1,300,000
(SOFR + 0.12%)	(a)	1.63%	07/01/22	12/08/23	2,400,000	2,402,095
(SOFR + 0.06%)	(a)	1.57%	07/01/22	12/13/23	1,700,000	1,700,000
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Schwab Retirement Government Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FEDERAL HOME LOAN BANKS
(SOFR + 0.01%)	(a)	1.52%	07/01/22	07/18/22	4,300,000	4,300,000
(SOFR + 0.01%)	(a)	1.52%	07/01/22	08/05/22	10,500,000	10,500,000
		0.13%		08/12/22	2,220,000	2,220,073
		1.68%		08/26/22	4,400,000	4,388,570
(SOFR + 0.01%)	(a)	1.52%	07/01/22	08/30/22	4,300,000	4,300,000
		3.13%		09/09/22	1,200,000	1,206,974
		1.90%		09/19/22	8,800,000	8,763,040
		1.90%		09/20/22	10,000,000	9,957,475
		0.21%		12/02/22	6,200,000	6,200,000
		2.17%		02/06/23	1,700,000	1,705,495
		2.15%		02/08/23	2,000,000	2,006,291
		1.25%		03/21/23	3,000,000	3,000,000
		1.02%		03/30/23	4,200,000	4,200,000
	(b)	1.13%		03/30/23	3,100,000	3,099,537
	(b)	1.28%		04/05/23	4,300,000	4,300,000
	(b)	1.60%		05/02/23	4,400,000	4,400,000
		2.00%		05/23/23	4,300,000	4,300,000
	(b)	1.90%		06/02/23	3,400,000	3,400,000
	(b)	2.75%		07/14/23	5,400,000	5,400,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
(SOFR + 0.10%)	(a)	1.61%	07/01/22	08/19/22	17,800,000	17,800,000
(SOFR + 0.10%)	(a)	1.61%	07/01/22	09/09/22	17,500,000	17,500,000
	(b)	1.40%		04/21/23	4,300,000	4,300,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
		2.00%		08/26/22	950,000	952,782
		1.38%		09/06/22	600,000	601,400
		0.25%		05/22/23	4,800,000	4,722,217
Total U.S. Government Agency Debt (Cost $237,215,819)						237,215,819

U.S. TREASURY DEBT 11.6% OF NET ASSETS
UNITED STATES TREASURY
		0.09%		07/14/22	8,900,000	8,899,711
		0.13%		07/31/22	4,300,000	4,300,172
		1.88%		07/31/22	6,300,000	6,309,336
		2.00%		07/31/22	4,500,000	4,507,131
		0.11%		08/11/22	5,600,000	5,599,330
		1.50%		08/15/22	25,000,000	25,043,967
		0.13%		08/31/22	13,100,000	13,101,070
		1.63%		08/31/22	11,200,000	11,227,526
		1.88%		08/31/22	6,000,000	6,018,022
		1.50%		09/15/22	21,300,000	21,362,734
		0.13%		09/30/22	11,100,000	11,101,022
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Schwab Retirement Government Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.75%		09/30/22	8,100,000	8,133,527
		1.88%		09/30/22	5,500,000	5,523,740
		0.13%		10/31/22	7,100,000	7,071,397
(3 mo. US TBILL + 0.05%)	(a)	1.81%	07/01/22	01/31/23	10,700,000	10,701,169
		2.00%		02/15/23	4,200,000	4,224,205
		0.13%		02/28/23	4,400,000	4,350,562
		2.63%		02/28/23	5,900,000	5,928,973
		0.13%		03/31/23	7,000,000	6,892,515
		2.50%		03/31/23	4,100,000	4,126,726
		0.13%		04/30/23	1,800,000	1,769,136
(3 mo. US TBILL + 0.03%)	(a)	1.79%	07/01/22	04/30/23	6,100,000	6,100,462
(3 mo. US TBILL + 0.03%)	(a)	1.79%	07/01/22	07/31/23	4,500,000	4,500,074
(3 mo. US TBILL + 0.04%)	(a)	1.79%	07/01/22	10/31/23	4,100,000	4,099,945
Total U.S. Treasury Debt (Cost $190,892,452)						190,892,452

VARIABLE RATE DEMAND NOTES 0.5% OF NET ASSETS
BRIDGE WF II PARKWAY CLUB LLC
TAXABLE M/F HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(a)(c)	1.64%		07/07/22	3,100,000	3,100,000
GINA RISTOW BELLING 2022
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(a)(c)	1.63%		07/07/22	900,000	900,000
LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES & COMMUNITY DEVELOPMENT AUTH
RB (LOUISE S. MCGEHEE SCHOOL) SERIES 2010 (LOC: FEDERAL HOME LOAN BANKS)	(a)(c)	1.05%		07/07/22	65,000	65,000
RIVERSIDE HOME LENDING
TAXABLE S/F RENTAL HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(a)(c)	0.92%		07/07/22	4,200,000	4,200,000
Total Variable Rate Demand Notes (Cost $8,265,000)						8,265,000

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 73.5% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 59.6%
BANCO SANTANDER SA
Issued 06/30/22, repurchase date 07/01/22		1.56%		07/01/22	1,000,043	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,001, 2.00% - 9.00%, due 04/01/23 - 09/01/57)
BANK OF MONTREAL
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	5,000,215	5,000,000
(Collateralized by U.S. Government Agency Securities valued at $5,150,223, 4.50%, due 06/01/52)
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Schwab Retirement Government Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/16/22, repurchase date 07/28/22		1.56%		07/07/22	14,012,740	14,000,000
(Collateralized by U.S. Government Agency Securities valued at $14,446,161, 1.75% - 4.00%, due 12/01/25 - 06/15/57)
BARCLAYS BANK PLC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	135,005,813	135,000,000
(Collateralized by U.S. Government Agency Securities valued at $141,756,104, 4.86% - 7.50%, due 09/25/38 - 06/25/41)
BOFA SECURITIES INC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	160,006,889	160,000,000
(Collateralized by U.S. Government Agency Securities valued at $164,800,000, 1.61% - 4.08%, due 11/01/25 - 10/01/51)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	80,003,444	80,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $83,157,878, 0.25% - 4.50%, due 03/15/24 - 06/01/52)
DEUTSCHE BANK AG (NEW YORK BRANCH)
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	55,002,368	55,000,000
(Collateralized by U.S. Government Agency Securities valued at $57,202,463, 3.35%, due 06/15/24)
GOLDMAN SACHS & CO LLC
Issued 06/30/22, repurchase date 07/07/22		1.55%		07/07/22	90,027,125	90,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $91,800,000, 2.50% - 5.50%, due 02/28/26 - 07/15/62)
JP MORGAN SECURITIES LLC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	130,005,597	130,000,000
(Collateralized by U.S. Government Agency Securities valued at $133,900,000, 1.75% - 8.50%, due 06/20/26 - 05/20/62)
Issued 05/16/22, repurchase date 11/10/22	(a)	1.66%	07/01/22	10/03/22	26,167,844	26,000,000
(Collateralized by U.S. Government Agency Securities valued at $26,780,000, 1.12% - 6.50%, due 07/20/33 - 05/25/47) (SOFR + 0.15%)
Issued 06/01/22, repurchase date 12/02/22	(a)	1.66%	07/01/22	10/03/22	26,148,662	26,000,000
(Collateralized by U.S. Government Agency Securities valued at $26,780,000, 1.12% - 5.50%, due 08/25/27 - 06/20/51) (SOFR + 0.15%)
MIZUHO SECURITIES USA LLC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	130,005,597	130,000,000
(Collateralized by U.S. Treasury Securities valued at $132,600,062, 0.75%, due 11/15/24)
RBC DOMINION SECURITIES INC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	80,003,444	80,000,000
(Collateralized by U.S. Government Agency Securities valued at $82,403,548, 1.27% - 1.32%, due 11/20/51)
ROYAL BANK OF CANADA
Issued 04/29/22, repurchase date 08/01/22		1.04%		07/07/22	42,083,720	42,000,000
(Collateralized by U.S. Government Agency Securities valued at $43,377,475, 1.00% - 7.62%, due 12/01/27 - 02/01/57)
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Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
WELLS FARGO SECURITIES LLC
Issued 06/30/22, repurchase date 07/01/22		1.56%		07/01/22	3,000,130	3,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,120,136, 4.00%, due 07/01/52)
						977,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 13.9%
BARCLAYS BANK PLC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	6,718,474	6,718,185
(Collateralized by U.S. Treasury Securities valued at $6,852,893, 2.00%, due 11/15/26)
BNP PARIBAS SA
Issued 05/05/22, repurchase date 07/05/22		0.97%		07/05/22	14,023,011	14,000,000
(Collateralized by U.S. Treasury Securities valued at $14,303,499, 0.00% - 2.88%, due 07/15/22 - 08/15/46)
Issued 05/11/22, repurchase date 09/12/22		1.36%		07/07/22	46,099,053	46,000,000
(Collateralized by U.S. Treasury Securities valued at $47,139,865, 0.38% - 7.25%, due 08/15/22 - 02/15/47)
FICC - BANK OF NEW YORK
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	160,006,889	160,000,000
(Collateralized by U.S. Treasury Securities valued at $163,200,038, 0.38%, due 07/31/27)
						226,718,185
Total Repurchase Agreements (Cost $1,203,718,185)						1,203,718,185
Total Investments in Securities (Cost $1,640,091,456)						1,640,091,456

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(c)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

At June 30, 2022, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Retirement Government Money Fund
Statement of Assets and Liabilities

As of June 30, 2022; unaudited
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$436,373,271
Repurchase agreements, at cost and value — unaffiliated (Note 2a)		1,203,718,185
Receivables:
Interest		1,277,579
Fund shares sold		146,204
Prepaid expenses	+	16,985
Total assets		1,641,532,224
Liabilities
Payables:
Fund shares redeemed		1,718,410
Distributions to shareholders		806,533
Investment adviser and administrator fees		232,007
Due to custodian		6,838
Accrued expenses	+	99,921
Total liabilities		2,863,709
Net assets		$1,638,668,515
Net Assets by Source
Capital received from investors		$1,638,664,043
Total distributable earnings	+	4,472
Net assets		$1,638,668,515

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,638,668,515		1,638,662,853		$1.00

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Schwab Retirement Government Money Fund
Statement of Operations

For the period January 1, 2022 through June 30, 2022; unaudited
Investment Income
Interest received from securities - unaffiliated		$3,400,070
Expenses
Investment adviser and administrator fees		1,498,392
Portfolio accounting fees		52,879
Custodian fees		22,680
Professional fees		19,898
Independent trustees’ fees		13,599
Registration fees		11,948
Shareholder reports		3,949
Transfer agent fees		517
Other expenses	+	7,614
Total expenses		1,631,476
Expense reduction	–	455,985
Net expenses	–	1,175,491
Net investment income		2,224,579
REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		2,076
Increase in net assets resulting from operations		$2,226,655
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Schwab Retirement Government Money Fund  |  Semiannual Report
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Schwab Retirement Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/22-6/30/22		1/1/21-12/31/21
Net investment income		$2,224,579	$232,646
Net realized gains	+	2,076	11,218
Increase in net assets from operations		$2,226,655	$243,864
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,222,183)	($243,337)
TRANSACTIONS IN FUND SHARES*
Shares sold		184,266,430	419,182,435
Shares reinvested		520,783	105,475
Shares redeemed	+	(156,602,136)	(612,316,209)
Net transactions in fund shares		28,185,077	(193,028,299)
NET ASSETS
Beginning of period		$1,610,478,966	$1,803,506,738
Total increase (decrease)	+	28,189,549	(193,027,772)
End of period		$1,638,668,515	$1,610,478,966

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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See financial notes

Schwab Retirement Government Money Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Retirement Government Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Retirement Government Money Fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
•   Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2022, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2022, the fund had investments in repurchase agreements with a gross value of $1,203,718,185 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In March 2020, the FASB issued Accounting Standards Update “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU 2020-04), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered based reference rates at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy.
Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party ( i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this shareholder report, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the fund’s investment strategies, performance, yield, expenses, operations and continued viability.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%.
During the period ended June 30, 2022, the fund waived a total of $455,985 in expenses: $133,084 was waived in accordance with the contractual expense limitation agreement, and $322,901 was waived voluntarily.
Voluntary Yield Waiver/Reimbursement
The investment adviser and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex (for definition refer to the Trustees and Officers Section) in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2022, the fund’s purchases and sales of securities with other funds in the Fund Complex was $0 and $38,708,628, respectively, and includes realized gains (losses) of $0.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2022, the tax basis cost of the fund’s investments was $1,640,091,456.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2022. The tax-basis components of distributions paid during the year ended December 31, 2021 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$240,780	$2,557
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2021, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Retirement Government Money Fund
Shareholder Vote Results  (Unaudited)

An adjourned Special Meeting of Shareholders of The Charles Schwab Family of Funds (the “Trust”) was held on June 14, 2022, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Richard A. Wurster, Michael J. Beer, Robert W. Burns, Nancy F. Heller, David L. Mahoney, Jane P. Moncreiff, Kiran M. Patel, Kimberly S. Patmore, and J. Derek Penn. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	43,824,068,459.769	4,913,609,626.434
Richard A. Wurster	44,130,639,925.330	4,607,038,160.873
Michael J. Beer	44,133,522,767.969	4,604,155,318.234
Robert W. Burns	44,113,097,923.941	4,624,580,162.262
Nancy F. Heller	44,253,687,915.276	4,483,990,170.927
David L. Mahoney	43,236,148,053.937	5,501,530,032.266
Jane P. Moncreiff	44,248,881,171.347	4,488,796,914.856
Kiran M. Patel	44,063,143,583.435	4,674,534,502.768
Kimberly S. Patmore	44,124,853,956.622	4,612,824,129.581
J. Derek Penn	44,116,668,865.038	4,621,009,221.165
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Retirement Government Money Fund (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 16, 2022 and June 8, 2022, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 8, 2022 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business

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continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and market trends, as well as in consideration of the Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s operation as a government money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Fund from exceeding a specified cap, as well as historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The Trustees also considered fees charged by the investment adviser to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts and any differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has shared any economies of scale with the Fund by investing in the investment adviser’s infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to

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the Fund continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

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Schwab Retirement Government Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 104 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	104	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	104	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	104	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	104	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired.	104	Director (2008 – present), KLA-Tencor Corporation
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	104	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	104	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Co-Chairman of the Board (July 2022 – present), Director and Chief Executive Officer (Oct. 2008 – present) and President (Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present), Chief Executive Officer (Aug. 2017 – present), and President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	104	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Managing Director (Jan. 2022 – present), Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (Feb. 2018 – Apr. 2022), The Charles Schwab Corporation; Managing Director (May 2022 – present) and Senior Executive Vice President (July 2015 – May 2022), Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – Apr. 2020), Charles Schwab Bank, SSB; Director (Nov. 2017 – Apr. 2020), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present) and Chief Financial Officer (Feb. 2016 – Aug. 2017), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	104	None

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Mar. 2019 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Managing Director (May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Director (July 2020 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Notes

Notes

Schwab Retirement Government Money Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
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Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR92571-06
00276320

Semiannual Report  |  June 30, 2022
Schwab Variable Share Price Money Fund

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management, leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds, and has overall responsibility for all aspects of the management of the fund. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with Schwab Asset Management since 2006, and also worked in Schwab Asset Management’s fund administration group for nearly four years, where he focused on security pricing and valuation of the Schwab Funds. Prior to joining Schwab, he was a senior trader of the taxable money market funds at American Century Investments for three years.

Jonathan Roman, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with Schwab Asset Management since 2010 and has held a number of positions at Schwab since beginning his tenure in 2005. In 2009, he joined the portfolio management group as a trader, and prior to that he worked in portfolio operations and analytics, providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Feske previously was responsible for credit and investment research for global banks for the Schwab Taxable Bond Funds and Schwab Money Funds. Prior to joining Schwab in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.

Karim Menoufy, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Menoufy has been a portfolio manager with Schwab Asset Management since 2013, when he started as an associate portfolio manager and was promoted to portfolio manager in 2020. He held several positions prior to that supporting the taxable and tax-exempt money funds during his tenure at the firm. Before joining Schwab in 2007, he spent several years as a mortgage specialist at JPMorgan Chase and an equity plan administrator for Delegata Corporation.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund

The Schwab Variable Share Price Money Fund’s (the fund) goal is to seek current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers’ acceptances, repurchase agreements, and obligations that are issued by the U.S. government, its agencies, or instrumentalities. Unlike a traditional stable share price money market fund, the fund will not use the amortized cost method of valuation or round the per share net asset value (NAV) to the nearest whole cent and does not seek to maintain a stable share price. As a result, the fund’s share price, which is its NAV, will vary and reflect the effects of unrealized appreciation and depreciation and realized losses and gains. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. The six-month reporting period ended June 30, 2022, was marked by a continuing imbalance in supply and demand of short-term money market securities, particularly U.S. Treasuries, with demand remaining high and supply declining as the U.S. Treasury’s borrowing needs decreased. Interest rates rose during the reporting period as a result of persistently high inflation brought on by a tight labor market, supply chain constraints, and rising energy prices in the wake of COVID-19 and the war in Ukraine.
After maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate three times between March and June to end the reporting period in a range of 1.50% to 1.75%. In addition, the Fed’s bond-buying program, which had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet. Given expectations of further rate hikes throughout the remainder of the year, the yield curve steepened over the period, with longer-term yields rising more than shorter-term yields as demand increased for securities with shorter maturities. Strong demand for the Fed’s Overnight Reverse Repurchase Agreement Facility drove its usage to an all-time high in June as a result of expected interest rate hikes, significant cash in the market, limited investment options, and the ongoing supply and demand imbalances for U.S. Treasuries.
Outside the United States, major central banks grappled with similar economic conditions. After holding its policy rate unchanged since March 2016, at 0.00%, the European Central Bank announced in June its intention to raise interest rates in July for the first time in 11 years. Also in June, the Bank of England raised the Bank of England key official bank rate for the fifth consecutive time, to 1.25%, bringing borrowing costs to a 13-year high as it wrestled with soaring inflation. In contrast, the Bank of Japan upheld its short-term interest rate target of -0.1%, unchanged since 2016, and vowed to defend its cap on bond yields with unlimited buying, as opposed to the monetary tightening being employed in many other countries around the globe.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. In expectation of, and in response to, the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) was shortened during the reporting period to reduce NAV volatility and allow for quicker reinvestment at higher rates. The fund’s WAM began the period at 39 days and ended it at 15 days.

Management views and portfolio holdings may have changed since the report date.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Performance and Fund Facts as of June 30, 2022

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	15 Days
Portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Performance and Fund Facts as of June 30, 2022 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Variable Share Price Money Fund
Ultra Shares
Ticker Symbol	SVUXX
Minimum Initial Investment[2]	$1,000,000
Seven-Day Yield (with waivers)[3]	1.38%
Seven-Day Yield (without waivers)[3]	1.36%
Seven-Day Effective Yield (with waivers)[3]	1.39%

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Due to a special distribution of ordinary income, the fund’s stated yields temporarily increased in December 2021.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2022 and held through June 30, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1,2]	BEGINNING ACCOUNT VALUE AT 1/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 6/30/22	EXPENSES PAID DURING PERIOD 1/1/22-6/30/22[3]
Schwab Variable Share Price Money Fund
Ultra Shares
Actual Return	0.17%	$1,000.00	$1,001.40	$0.84
Hypothetical 5% Return	0.17%	$1,000.00	$1,023.95	$0.85

[1]	Based on the most recent six-month expense ratio.
[2]	Expense ratio (annualized) reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
[3]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS
Ultra Shares	1/1/22– 6/30/22*	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17
Per-Share Data
Net asset value at beginning of period	$1.0003	$1.0003	$1.0004	$1.0002	$1.0001	$1.0003
Income (loss) from investment operations:
Net investment income (loss)[1]	0.0018	0.0003	0.0057	0.0217	0.0201	0.0103
Net realized and unrealized gains (losses)	(0.0004)	(0.0000) [2]	(0.0008)	0.0005	(0.0009)	(0.0006)
Total from investment operations	0.0014	0.0003	0.0049	0.0222	0.0192	0.0097
Less distributions:
Distributions from net investment income	(0.0017)	(0.0003)	(0.0050)	(0.0220)	(0.0191)	(0.0099)
Distributions from net realized gains	—	—	—	(0.0000) [2]	—	—
Total distributions	(0.0017)	(0.0003)	(0.0050)	(0.0220)	(0.0191)	(0.0099)
Net asset value at end of period	$1.0000	$1.0003	$1.0003	$1.0004	$1.0002	$1.0001
Total return	0.14% [3]	0.03%	0.49%	2.24%	1.94%	0.97%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.17% [4,5]	0.11% [5]	0.18% [5]	0.19%	0.19%	0.20% [6]
Gross operating expenses	0.21% [4]	0.21%	0.31%	0.34%	0.35%	0.40%
Net investment income (loss)	0.36% [4]	0.03%	0.57%	2.17%	2.01%	1.03%
Net assets, end of period (x 1,000,000)	$2,960	$2,693	$3,414	$5,388	$3,796	$1,327

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per share amount was less than $0.00005.
[3]	Not annualized.
[4]	Annualized.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
[6]	Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
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Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CERTIFICATES OF DEPOSIT 20.4% OF NET ASSETS
BANK OF MONTREAL (CHICAGO BRANCH) (SOFR + 0.18%)	(a)	1.69%	07/01/22	08/23/22	2,000,000	1,999,706
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(SOFR + 0.17%)	(a)	1.68%	07/01/22	09/14/22	11,000,000	10,996,605
(SOFR + 0.20%)	(a)	1.71%	07/01/22	11/22/22	4,000,000	3,996,654
(SOFR + 0.55%)	(a)	2.06%	07/01/22	12/23/22	9,000,000	9,003,434
(SOFR + 0.40%)	(a)	1.91%	07/01/22	01/09/23	8,500,000	8,495,965
(SOFR + 0.50%)	(a)	2.01%	07/01/22	03/13/23	3,000,000	2,998,574
(SOFR + 0.51%)	(a)	2.02%	07/01/22	03/16/23	4,800,000	4,797,793
(SOFR + 0.51%)	(a)	2.02%	07/01/22	03/24/23	23,000,000	22,985,950
BARCLAYS BANK PLC (NEW YORK BRANCH)
		0.35%		07/01/22	20,000,000	19,999,307
(SOFR + 0.45%)	(a)	1.97%	07/01/22	10/07/22	2,000,000	2,000,419
(SOFR + 0.40%)	(a)	1.92%	07/01/22	10/13/22	22,000,000	22,000,314
(SOFR + 0.44%)	(a)	1.96%	07/01/22	12/01/22	6,000,000	5,999,719
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
		0.35%		11/04/22	10,000,000	9,929,556
		2.92%		12/20/22	12,000,000	12,002,558
CITIBANK NA
		2.30%		09/27/22	18,000,000	17,998,918
		3.02%		01/03/23	5,000,000	4,997,424
COOPERATIEVE RABOBANK UA (LONDON BRANCH)		0.28%		08/16/22	5,000,000	4,990,601
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH) (SOFR + 0.16%)	(a)	1.67%	07/01/22	08/22/22	6,000,000	5,999,142
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.60%		09/01/22	3,200,000	3,198,127
CREDIT AGRICOLE SA (LONDON BRANCH)
		1.45%		08/12/22	800,000	799,616
		1.56%		08/26/22	3,000,000	2,998,064
		1.60%		08/26/22	2,500,000	2,498,547
		1.62%		08/31/22	900,000	899,398
		2.18%		09/21/22	12,000,000	11,999,921
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Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.56%		07/07/22	25,000,000	24,999,900
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)
		1.59%		07/05/22	8,000,000	7,999,986
		1.59%		07/06/22	16,000,000	15,999,936
MITSUBISHI UFJ TRUST AND BANKING CORP (LONDON BRANCH)		1.60%		08/24/22	1,500,000	1,498,999
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)
		1.45%		08/24/22	1,000,000	999,263
(SOFR + 0.37%)	(a)	1.88%	07/01/22	10/25/22	9,000,000	8,999,506
MIZUHO BANK LTD (NEW YORK BRANCH)
		2.35%		10/03/22	4,000,000	3,999,391
		2.40%		10/07/22	6,000,000	5,999,336
		2.45%		10/13/22	1,000,000	1,000,371
MUFG BANK LTD (LONDON BRANCH)
		1.03%		07/01/22	3,000,000	2,999,853
		1.04%		07/08/22	6,000,000	5,997,647
		1.79%		09/09/22	2,000,000	1,998,517
MUFG BANK LTD (NEW YORK BRANCH)
(SOFR + 0.16%)	(a)	1.68%	07/01/22	07/26/22	15,000,000	14,999,642
		0.34%		08/23/22	500,000	498,860
(SOFR + 0.19%)	(a)	1.71%	07/01/22	08/24/22	12,000,000	11,999,783
(SOFR + 0.42%)	(a)	1.94%	07/01/22	11/09/22	3,000,000	3,000,032
		0.39%		11/14/22	13,000,000	12,895,942
(SOFR + 0.45%)	(a)	1.97%	07/01/22	11/30/22	3,000,000	3,000,012
NORDEA BANK ABP (NEW YORK BRANCH)
		0.32%		07/05/22	20,000,000	19,996,533
(SOFR + 0.37%)	(a)	1.89%	07/01/22	10/28/22	6,000,000	6,000,379
(SOFR + 0.40%)	(a)	1.91%	07/01/22	11/23/22	11,200,000	11,197,961
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(SOFR + 0.43%)	(a)	1.94%	07/01/22	12/06/22	1,000,000	999,755
(SOFR + 0.48%)	(a)	2.00%	07/01/22	02/27/23	11,900,000	11,895,426
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(SOFR + 0.51%)	(a)	2.02%	07/01/22	12/29/22	2,000,000	2,000,000
(SOFR + 0.51%)	(a)	2.02%	07/01/22	01/05/23	5,000,000	4,999,816
(SOFR + 0.50%)	(a)	2.01%	07/01/22	03/06/23	12,000,000	11,995,099
(SOFR + 0.50%)	(a)	2.01%	07/01/22	03/16/23	5,500,000	5,497,278
(SOFR + 0.48%)	(a)	1.99%	07/01/22	05/04/23	22,000,000	21,974,782
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(SOFR + 0.18%)	(a)	1.69%	07/01/22	08/01/22	37,000,000	37,000,064
(SOFR + 0.44%)	(a)	1.95%	07/01/22	11/22/22	12,000,000	11,998,406
(SOFR + 0.45%)	(a)	1.96%	07/01/22	12/06/22	1,500,000	1,499,597
(SOFR + 0.51%)	(a)	2.02%	07/01/22	12/16/22	1,350,000	1,349,848
SUMITOMO MITSUI TRUST BANK LTD (LONDON BRANCH)		1.65%		09/01/22	5,000,000	4,983,373
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Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH) (SOFR + 0.31%)	(a)	1.82%	07/01/22	08/10/22	8,000,000	8,000,851
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
		0.20%		07/15/22	3,000,000	2,998,308
		0.27%		08/12/22	8,000,000	7,986,097
		0.37%		09/02/22	36,000,000	35,899,217
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(SOFR + 0.16%)	(a)	1.66%	07/01/22	08/08/22	3,000,000	2,999,849
(EFFR + 0.17%)	(a)	1.75%	07/01/22	10/31/22	25,000,000	24,988,839
		3.00%		12/27/22	1,000,000	999,771
(SOFR + 0.42%)	(a)	1.92%	07/01/22	01/04/23	21,000,000	20,987,475
(SOFR + 0.41%)	(a)	1.91%	07/01/22	01/17/23	3,900,000	3,897,488
(SOFR + 0.48%)	(a)	2.00%	07/01/22	02/21/23	1,000,000	999,677
(SOFR + 0.48%)	(a)	2.00%	07/01/22	02/24/23	9,000,000	8,997,000
(SOFR + 0.49%)	(a)	2.01%	07/01/22	02/27/23	9,000,000	8,997,383
(SOFR + 0.50%)	(a)	2.02%	07/01/22	03/02/23	1,200,000	1,199,695
Total Certificates Of Deposit (Cost $605,234,629)						604,813,255

ASSET-BACKED COMMERCIAL PAPER 6.9% OF NET ASSETS
BARTON CAPITAL SA	(b)(c)	2.31%		09/22/22	13,000,000	12,929,293
BEDFORD ROW FUNDING CORP
(EFFR + 0.12%)	(a)(b)(c)	1.70%	07/01/22	09/01/22	19,000,000	18,996,149
(SOFR + 0.42%)	(a)(b)(c)	1.93%	07/01/22	11/28/22	4,000,000	3,999,632
(SOFR + 0.54%)	(a)(b)(c)	2.05%	07/01/22	03/24/23	9,000,000	8,999,003
CAFCO LLC	(b)(c)	1.00%		07/01/22	22,000,000	21,999,053
CHARIOT FUNDING LLC
	(b)(c)	0.33%		07/05/22	13,000,000	12,997,172
(SOFR + 0.40%)	(a)(b)(c)	1.92%	07/01/22	11/07/22	5,000,000	4,999,693
CHARTA LLC	(b)(c)	1.00%		07/13/22	10,000,000	9,994,237
COLLATERALIZED COMMERCIAL PAPER V CO LLC
	(b)	1.20%		07/15/22	10,000,000	9,993,321
	(b)	1.33%		09/01/22	2,000,000	1,992,944
	(b)	1.49%		09/26/22	9,000,000	8,949,972
(SOFR + 0.49%)	(a)(b)	2.00%	07/01/22	10/05/22	5,000,000	5,001,932
(SOFR + 0.45%)	(a)(b)	1.96%	07/01/22	12/06/22	6,000,000	5,998,680
(SOFR + 0.44%)	(a)(b)	1.95%	07/01/22	12/12/22	5,000,000	4,998,172
(SOFR + 0.44%)	(a)(b)	1.95%	07/01/22	12/14/22	10,000,000	9,995,981
LMA AMERICAS LLC	(b)(c)	2.52%		10/04/22	3,000,000	2,979,688
MANHATTAN ASSET FUNDING COMPANY LLC
(SOFR + 0.18%)	(a)(b)(c)	1.69%	07/01/22	08/17/22	1,000,000	999,872
(SOFR + 0.43%)	(a)(b)(c)	1.94%	07/01/22	12/01/22	23,000,000	22,993,244
10
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MATCHPOINT FINANCE PLC	(b)(c)	1.00%		07/01/22	2,000,000	1,999,914
OLD LINE FUNDING LLC
	(b)(c)	1.91%		09/13/22	3,000,000	2,985,750
	(b)(c)	1.93%		09/16/22	1,000,000	994,984
PRICOA SHORT TERM FUNDING LLC	(b)(c)	1.05%		08/05/22	2,000,000	1,996,482
RIDGEFIELD FUNDING COMPANY LLC
	(b)(c)	1.00%		07/11/22	2,000,000	1,999,020
	(b)(c)	1.30%		08/03/22	1,000,000	998,346
SHEFFIELD RECEIVABLES COMPANY LLC
	(b)(c)	2.26%		09/23/22	3,000,000	2,984,112
	(b)(c)	2.32%		09/28/22	1,500,000	1,491,394
STARBIRD FUNDING CORP	(b)(c)	3.05%		12/19/22	4,000,000	3,941,711
THUNDER BAY FUNDING LLC	(b)(c)	1.96%		09/13/22	5,000,000	4,977,917
VERSAILLES COMMERCIAL PAPER LLC
	(b)(c)	1.10%		07/08/22	4,000,000	3,998,588
	(b)(c)	1.66%		09/07/22	8,000,000	7,967,493
Total Asset-Backed Commercial Paper (Cost $205,218,314)						205,153,749

FINANCIAL COMPANY COMMERCIAL PAPER 16.5% OF NET ASSETS
ANZ NEW ZEALAND INTL LTD (LONDON BRANCH)	(b)(c)	1.66%		09/14/22	12,000,000	11,947,712
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
	(c)	1.73%		09/19/22	5,000,000	4,976,296
	(c)	2.35%		10/11/22	1,000,000	993,414
BANK OF MONTREAL
(SOFR + 0.17%)	(a)(c)	1.68%	07/01/22	08/17/22	4,000,000	3,999,593
(SOFR + 0.36%)	(a)(c)	1.87%	07/01/22	10/06/22	13,000,000	13,000,455
BARCLAYS BANK UK PLC
	(c)	1.60%		07/01/22	7,000,000	6,999,692
	(c)	1.60%		07/05/22	8,000,000	7,998,239
	(c)	1.60%		07/06/22	2,000,000	1,999,472
BAYERISCHE LANDESBANK (NEW YORK BRANCH)
		1.58%		07/07/22	9,000,000	8,997,226
		1.58%		07/08/22	16,000,000	15,994,347
BNP PARIBAS SA (SOFR + 0.41%)	(a)(c)	1.92%	07/01/22	11/28/22	10,000,000	9,999,537
BOFA SECURITIES INC
	(c)	2.21%		09/21/22	4,000,000	3,979,342
(SOFR + 0.40%)	(a)(c)	1.91%	07/01/22	11/16/22	10,000,000	9,998,111
(SOFR + 0.46%)	(a)(c)	1.97%	07/01/22	02/10/23	10,000,000	9,995,341
(SOFR + 0.46%)	(a)(c)	1.97%	07/01/22	02/23/23	4,000,000	3,997,689
11
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BPCE SA
	(c)	1.45%		08/04/22	7,000,000	6,988,328
	(c)	1.75%		09/08/22	16,000,000	15,937,622
CITIGROUP GLOBAL MARKETS INC
	(c)	1.34%		09/01/22	5,000,000	4,981,625
	(c)	1.49%		10/04/22	4,000,000	3,974,699
DBS BANK LTD
	(c)	1.00%		07/18/22	5,000,000	4,995,882
	(c)	1.00%		07/19/22	3,000,000	2,997,381
	(c)	2.31%		09/30/22	13,000,000	12,922,227
DNB BANK ASA	(c)	0.34%		07/06/22	12,500,000	12,496,779
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	(c)	1.58%		07/05/22	2,000,000	1,999,571
JP MORGAN SECURITIES LLC (SOFR + 0.41%)	(a)(c)	1.93%	07/01/22	11/28/22	18,000,000	17,997,673
MACQUARIE BANK LTD
	(c)	1.55%		08/17/22	17,000,000	16,956,412
(SOFR + 0.30%)	(a)(c)	1.82%	07/01/22	08/22/22	1,000,000	999,959
(SOFR + 0.35%)	(a)(c)	1.87%	07/01/22	10/12/22	4,100,000	4,100,000
MITSUBISHI UFJ TRUST AND BANKING CORP (SINGAPORE BRANCH)	(c)	1.56%		08/19/22	14,400,000	14,362,300
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)	(c)	1.03%		07/20/22	11,000,000	10,989,788
MIZUHO BANK LTD (SINGAPORE BRANCH)
	(c)	1.51%		08/03/22	2,000,000	1,996,655
	(c)	1.48%		08/19/22	2,000,000	1,994,653
	(c)	1.51%		08/23/22	25,000,000	24,926,162
	(c)	1.61%		09/06/22	10,000,000	9,960,352
NATIONAL AUSTRALIA BANK LTD
(SOFR + 0.38%)	(a)(c)	1.89%	07/01/22	11/04/22	4,000,000	3,999,690
(SOFR + 0.38%)	(a)(c)	1.89%	07/01/22	11/07/22	5,000,000	4,999,585
NATIONAL BANK OF CANADA (SOFR + 0.17%)	(a)(c)	1.68%	07/01/22	08/30/22	5,000,000	4,998,816
OVERSEA-CHINESE BANKING CORPORATION LTD (SOFR + 0.48%)	(a)(c)	2.00%	07/01/22	12/23/22	20,000,000	19,996,767
ROYAL BANK OF CANADA (SOFR + 0.18%)	(a)(c)	1.69%	07/01/22	08/23/22	13,000,000	12,998,051
SANTANDER UK PLC
		1.50%		08/18/22	4,000,000	3,989,694
		1.65%		09/07/22	2,000,000	1,992,103
12
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SKANDINAVISKA ENSKILDA BANKEN AB
	(c)	0.33%		07/05/22	4,000,000	3,999,139
	(c)	0.28%		08/08/22	10,000,000	9,981,800
	(c)	0.28%		08/12/22	2,000,000	1,995,908
(SOFR + 0.16%)	(a)(c)	1.68%	07/01/22	08/15/22	3,000,000	2,999,712
(SOFR + 0.36%)	(a)(c)	1.88%	07/01/22	10/26/22	21,000,000	20,996,366
(SOFR + 0.39%)	(a)(c)	1.91%	07/01/22	11/10/22	1,000,000	999,889
(SOFR + 0.40%)	(a)(c)	1.92%	07/01/22	11/17/22	5,000,000	4,999,611
(SOFR + 0.44%)	(a)(c)	1.96%	07/01/22	12/27/22	2,000,000	1,999,404
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH) (SOFR + 0.41%)	(a)(c)	1.93%	07/01/22	11/23/22	3,000,000	2,999,878
SOCIETE GENERALE SA
	(c)	1.65%		08/31/22	10,000,000	9,963,386
	(c)	2.17%		08/31/22	13,000,000	12,952,401
SUMITOMO MITSUI TRUST BANK LTD (SINGAPORE BRANCH)
	(c)	1.27%		08/04/22	3,000,000	2,995,100
	(c)	1.36%		08/08/22	34,000,000	33,936,205
TORONTO-DOMINION BANK/THE	(c)	0.48%		07/25/22	3,000,000	2,996,598
UBS AG (LONDON BRANCH)
(SOFR + 0.46%)	(a)(c)	1.98%	07/01/22	12/16/22	13,000,000	12,997,601
(SOFR + 0.50%)	(a)(c)	2.02%	07/01/22	02/16/23	5,000,000	4,998,974
UNITED OVERSEAS BANK LTD (SOFR + 0.46%)	(a)(c)	1.98%	07/01/22	02/23/23	10,000,000	9,996,914
WESTPAC BANKING CORP
(SOFR + 0.35%)	(a)(c)	1.86%	07/01/22	10/24/22	5,000,000	4,999,373
(SOFR + 0.48%)	(a)(c)	1.99%	07/01/22	01/03/23	2,000,000	1,999,566
Total Financial Company Commercial Paper (Cost $488,425,774)						488,237,065

NON-FINANCIAL COMPANY COMMERCIAL PAPER 1.5% OF NET ASSETS
EQUINOR ASA	(c)	1.56%		07/01/22	6,000,000	5,999,744
TOTALENERGIES CAPITAL CANADA LTD
	(b)(c)	1.64%		07/05/22	7,000,000	6,998,416
	(b)(c)	1.64%		07/06/22	8,000,000	7,997,811
	(b)(c)	1.64%		07/07/22	10,000,000	9,996,782
TOYOTA CREDIT CANADA INC		1.10%		07/06/22	5,000,000	4,998,629
TOYOTA FINANCE AUSTRALIA LTD		1.41%		08/19/22	5,000,000	4,987,465
UNITEDHEALTH GROUP INC	(c)	1.56%		07/01/22	3,000,000	2,999,868
Total Non-Financial Company Commercial Paper (Cost $43,983,877)						43,978,715

13
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NON-NEGOTIABLE TIME DEPOSITS 6.3% OF NET ASSETS
ABN AMRO BANK NV		1.58%		07/07/22	12,000,000	12,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.56%		07/05/22	59,000,000	59,000,000
BANCO SANTANDER SA (NEW YORK BRANCH)		1.58%		07/06/22	25,000,000	25,000,000
CREDIT INDUSTRIEL ET COMMERCIAL
		1.60%		07/05/22	10,000,000	10,000,000
		1.60%		07/06/22	7,000,000	7,000,000
ING BANK NV
		1.59%		07/06/22	59,000,000	59,000,000
		1.59%		07/07/22	5,000,000	5,000,000
ROYAL BANK OF CANADA		1.57%		07/01/22	8,000,000	8,000,000
Total Non-Negotiable Time Deposits (Cost $185,000,000)						185,000,000

VARIABLE RATE DEMAND NOTES 1.6% OF NET ASSETS
BRECKENRIDGE TERRACE, LLC
HOUSING FACILITIES REVENUE NOTES SERIES 1999B (LOC: BANK OF AMERICA NA)	(a)(d)	1.76%		07/07/22	1,000,000	1,000,000
CAROL ALLEN LIQUIDITY TRUST II
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2021 (LOC: COMERICA BANK)	(a)(d)	1.67%		07/07/22	1,000,000	1,000,000
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	(a)(d)	1.64%		07/07/22	2,000,000	2,000,000
CONNECTICUT DEVELOPMENT AUTH
RB (BRADLEY AIRPORT HOTEL) SERIES 2006B (LOC: TD BANK NA)	(a)(d)	1.95%		07/07/22	3,980,000	3,980,000
COOK CNTY
TAXABLE GO BONDS SERIES 2004D (LOC: BARCLAYS BANK PLC)	(a)(d)	1.58%		07/07/22	1,000,000	1,000,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	(a)(d)	1.61%		07/07/22	1,000,000	1,000,000
ILLINOIS HOUSING DEVELOPMENT AUTH
HOUSING BONDS SERIES 2017A2 (LIQ: FEDERAL HOME LOAN BANKS)	(a)(d)	1.62%		07/07/22	1,000,000	1,000,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)	(a)(d)	1.60%		07/07/22	1,000,000	1,000,000
NEW VIRIDIAN EDGE
M/F HOUSING RB (VIRIDIAN EDGE APTS) SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(a)(d)	1.64%		07/07/22	1,000,000	1,000,000
NEW YORK CITY HOUSING DEVELOPMENT CORP
M/F MORTGAGE RB (RELATED-UPPER EAST) SERIES 2003B (LOC: LANDESBANK BADEN-WUERTTEMBERG)	(a)(d)	1.55%		07/07/22	1,700,000	1,700,000
14
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NUVEEN CREDIT STRATEGIES INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SOCIETE GENERALE SA)	(a)(c)(d)	1.81%		07/07/22	1,000,000	1,000,000
NUVEEN FLOATING RATE INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(c)(d)	1.81%		07/07/22	1,000,000	1,000,000
NUVEEN SHORT DURATION CREDIT OPPORTUNITIES FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: BARCLAYS BANK PLC)	(a)(c)(d)	1.81%		07/07/22	5,000,000	5,000,000
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
SUB WATER REFUNDING RB SERIES 2021A (LIQ: BANK OF AMERICA NA)	(a)(d)	1.66%		07/07/22	24,000,000	24,000,000
TRIBOROUGH BRIDGE & TUNNEL AUTH
GENERAL REFUNDING RB SERIES 2018E (LOC: BANK OF AMERICA NA)	(a)(d)	1.63%		07/07/22	740,000	740,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	(a)(d)	1.60%		07/07/22	1,000,000	1,000,000
Total Variable Rate Demand Notes (Cost $47,420,000)						47,420,000

OTHER INSTRUMENTS 0.2% OF NET ASSETS
BANK OF AMERICA NA
		0.33%		07/05/22	2,000,000	1,999,766
(SOFR + 0.40%)	(a)	1.91%	07/01/22	12/05/22	4,000,000	4,000,278
Total Other Instruments (Cost $6,000,000)						6,000,044

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 35.0% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 6.6%
BANCO SANTANDER SA
Issued 06/30/22, repurchase date 07/01/22		1.56%		07/01/22	2,000,087	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,060,001, 2.00% - 2.98%, due 07/01/34 - 04/01/51)
BARCLAYS BANK PLC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	50,002,153	50,000,000
(Collateralized by U.S. Government Agency Securities valued at $52,502,261, 7.12%, due 09/25/31)
BOFA SECURITIES INC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	60,002,583	60,000,000
(Collateralized by U.S. Government Agency Securities valued at $61,800,001, 3.37% - 3.89%, due 11/01/30 - 06/01/34)
15
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	20,000,861	20,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $20,600,011, 0.25% - 4.50%, due 03/15/24 - 06/01/52)
JP MORGAN SECURITIES LLC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	50,002,153	50,000,000
(Collateralized by U.S. Government Agency Securities valued at $51,500,000, 2.00% - 7.00%, due 08/01/27 - 07/15/57)
RBC DOMINION SECURITIES INC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	10,000,431	10,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $10,200,480, 0.75% - 6.13%, due 11/15/27 - 11/20/51)
WELLS FARGO SECURITIES LLC
Issued 06/30/22, repurchase date 07/01/22		1.56%		07/01/22	4,000,173	4,000,000
(Collateralized by U.S. Government Agency Securities valued at $4,160,180, 2.00% - 5.00%, due 09/01/25 - 03/01/52)
						196,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 23.1%
BARCLAYS BANK PLC
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	9,514,299	9,513,889
(Collateralized by U.S. Treasury Securities valued at $9,704,625, 2.00%, due 11/15/26)
BNP PARIBAS SA
Issued 05/05/22, repurchase date 07/05/22		0.97%		07/05/22	22,036,159	22,000,000
(Collateralized by U.S. Treasury Securities valued at $22,476,934, 1.00% - 7.13%, due 02/15/23 - 08/15/50)
Issued 05/11/22, repurchase date 09/12/22		1.36%		07/07/22	36,077,520	36,000,000
(Collateralized by U.S. Treasury Securities valued at $36,892,038, 0.13% - 7.25%, due 08/15/22 - 11/15/48)
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	590,025,403	590,000,000
(Collateralized by U.S. Treasury Securities valued at $590,025,494, 0.13% - 2.50%, due 11/15/22 - 05/15/31)
FICC - BANK OF NEW YORK
Issued 06/30/22, repurchase date 07/01/22		1.55%		07/01/22	25,001,076	25,000,000
(Collateralized by U.S. Treasury Securities valued at $25,500,071, 0.38%, due 07/31/27)
						682,513,889
OTHER REPURCHASE AGREEMENTS** 5.3%
BMO CAPITAL MARKETS CORP
Issued 06/30/22, repurchase date 07/07/22		1.66%		07/07/22	4,001,291	4,000,000
(Collateralized by U.S. Treasury Securities valued at $4,081,379, 0.75%, due 08/31/26)
16
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BNP PARIBAS SA
Issued 06/29/22, repurchase date 07/06/22		1.66%		07/06/22	10,003,323	10,000,095
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $11,503,713, 3.18% - 10.43%, due 08/25/33 - 03/25/42)
Issued 06/29/22, repurchase date 07/06/22		1.72%		07/06/22	15,004,926	14,999,909
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $17,256,223, 5.50% - 7.95%, due 04/20/26 - 12/31/00)
Issued 05/10/22, repurchase date 08/08/22		1.45%		08/04/22	5,014,277	4,996,968
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $5,770,851, 3.70% - 6.13%, due 04/01/51 - 12/31/00)
Issued 05/31/22, repurchase date 08/29/22		1.70%		08/04/22	10,024,478	9,993,803
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $11,549,089, 3.70% - 7.41%, due 03/15/38 - 12/31/00)
BOFA SECURITIES INC
Issued 06/17/22, repurchase date 08/01/22	(a)	1.92%	07/01/22	08/01/22	15,033,800	14,997,805
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $17,250,001, 3.00%, due 10/25/58)
(SOFR + 0.41%)
Issued 06/24/22, repurchase date 10/24/22	(a)	2.01%	07/01/22	09/28/22	8,033,188	7,990,360
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $8,640,000, 0.00%, due 12/31/00)
(SOFR + 0.50%)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/27/22, repurchase date 07/01/22		1.63%		07/01/22	3,000,543	3,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $3,313,023, 2.39% - 3.55%, due 09/29/25 - 04/15/37)
Issued 06/29/22, repurchase date 07/06/22		1.63%		07/06/22	17,005,493	17,000,105
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $18,384,922, 0.00% - 7.13%, due 10/06/22 - 02/01/46)
JP MORGAN SECURITIES LLC
Issued 06/28/22, repurchase date 07/05/22		1.70%		07/05/22	14,004,565	13,999,937
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $16,101,628, 1.04% - 7.75%, due 06/15/25 - 07/01/51)
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Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 04/29/22, repurchase date 10/26/22	(a)	1.89%	07/01/22	09/28/22	28,081,921	27,859,602
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $32,277,084, 2.02% - 5.50%, due 01/15/28 - 01/25/61)
(SOFR + 0.38%)
Issued 06/13/22, repurchase date 12/12/22	(a)	1.93%	07/01/22	09/28/22	4,004,231	3,981,392
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $4,603,701, 4.87% - 6.50%, due 10/01/25 - 05/12/49)
(SOFR + 0.42%)
MIZUHO SECURITIES USA LLC
Issued 06/30/22, repurchase date 07/01/22		1.67%		07/01/22	1,000,046	1,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $1,080,003, 0.00%, due 12/31/00)
RBC CAPITAL MARKETS LLC
Issued 06/30/22, repurchase date 07/07/22		1.67%		07/07/22	8,002,598	8,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $8,402,841, 0.97% - 6.13%, due 08/09/23 - 06/01/77)
WELLS FARGO SECURITIES LLC
Issued 05/03/22, repurchase date 10/28/22		1.80%		10/03/22	10,051,378	9,975,069
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $11,602,624, 0.36% - 5.67%, due 03/20/25 - 09/20/45)
Issued 06/08/22, repurchase date 12/05/22		2.17%		10/03/22	6,028,511	5,986,293
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations valued at $6,974,865, 2.49% - 2.73%, due 11/15/29 - 10/15/30)
						157,781,338
Total Repurchase Agreements (Cost $1,036,513,889)						1,036,295,227
Total Investments in Securities (Cost $2,617,796,483)						2,616,898,055

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities. Securities without a stated maturity date, such as common stocks, ETFs, American depositary receipts and perpetual bonds, are represented by 12/31/00.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Credit-enhanced or liquidity-enhanced.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $656,479,063 or 22.2% of net assets.
(d)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

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Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2022 (Unaudited) (continued)

AUTH —	Authority
CNTY —	County
EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
GO —	General obligation
IDA —	Industrial development agency/authority
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At June 30, 2022, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Variable Share Price Money Fund
Statement of Assets and Liabilities

As of June 30, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $1,581,282,594)		$1,580,602,828
Repurchase agreements, at value - unaffiliated (cost $1,036,513,889)		1,036,295,227
Receivables:
Fund shares sold		371,940,186
Interest		1,359,648
Prepaid expenses	+	62,304
Total assets		2,990,260,193
Liabilities
Payables:
Investments bought		25,003,646
Fund shares redeemed		3,734,291
Distributions to shareholders		1,411,733
Investment adviser and administrator fees		366,290
Accrued expenses	+	156,846
Total liabilities		30,672,806
Net assets		$2,959,587,387
Net Assets by Source
Capital received from investors		$2,960,682,979
Total distributable loss	+	(1,095,592)
Net assets		$2,959,587,387

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Ultra Shares	$2,959,587,387		2,959,659,407		$1.0000

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Schwab Variable Share Price Money Fund
Statement of Operations

For the period January 1, 2022 through June 30, 2022; unaudited
Investment Income
Interest received from securities - unaffiliated		$6,345,765
Expenses
Investment adviser and administrator fees		2,280,889
Portfolio accounting fees		69,395
Custodian fees		57,141
Registration fees		35,056
Professional fees		20,844
Independent trustees’ fees		14,425
Shareholder reports		4,968
Transfer agent fees		307
Other expenses	+	11,334
Total expenses		2,494,359
Expense reduction	–	479,266
Net expenses	–	2,015,093
Net investment income		4,330,672
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		60
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(831,729)
Net realized and unrealized losses		(831,669)
Increase in net assets resulting from operations		$3,499,003
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Schwab Variable Share Price Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/22-6/30/22		1/1/21-12/31/21
Net investment income		$4,330,672	$926,704
Net realized gains		60	—
Net change in unrealized appreciation (depreciation)	+	(831,729)	(147,987)
Increase in net assets from operations		$3,499,003	$778,717
DISTRIBUTIONS TO SHAREHOLDERS
Ultra Shares		($4,309,792)	($926,619)

TRANSACTIONS IN FUND SHARES
	1/1/22-6/30/22			1/1/21-12/31/21
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Ultra Shares		2,135,416,959	$2,135,493,025	2,658,354,756	$2,659,273,403
Shares Reinvested
Ultra Shares		2,363,533	2,363,575	754,181	754,443
Shares Redeemed
Ultra Shares	+	(1,870,492,928)	(1,870,601,992)	(3,379,601,026)	(3,380,780,910)
Net transactions in fund shares		267,287,564	$267,254,608	(720,492,089)	($720,753,064)
SHARES OUTSTANDING AND NET ASSETS
	1/1/22-6/30/22			1/1/21-12/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,692,371,843	$2,693,143,568	3,412,863,932	$3,414,044,534
Total increase (decrease)	+	267,287,564	266,443,819	(720,492,089)	(720,900,966)
End of period		2,959,659,407	$2,959,587,387	2,692,371,843	$2,693,143,568
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Variable Share Price Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Variable Share Price Money Fund currently offers one class of shares, Ultra Shares. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Short-term investments: Money market investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, discounted cash flow models or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable investments, market trades, projected cash flows, credit reviews and issuer news.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2022, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2022, the fund had investments in repurchase agreements with a gross value of $1,036,295,227 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In March 2020, the FASB issued Accounting Standards Update “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU 2020-04), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered based reference rates at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

3. Credit and Liquidity Enhancements:
A substantial portion of the fund’s investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity to the purchaser. At June 30, 2022, as a percentage of the total assets, 10% of the fund’s investments in securities had credit and/or liquidity enhancements, with no entity providing greater than 10%.

4. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could cause the fund to be unable to pay redemption proceeds within a short period of time.
Variable NAV Risk. The fund does not maintain a stable NAV per share. The value of the fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the fund’s portfolio securities. You could lose money by investing in the fund.
Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this shareholder report, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the fund’s investment strategies, performance, yield, expenses, operations and continued viability.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
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Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual class operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%.
During the period ended June 30, 2022, the fund waived a total of $479,266 in expenses: $213,468 was waived in accordance with the contractual expense limitation agreement and $265,798 was waived voluntarily.
Voluntary Yield Waiver/Reimbursement
The investment adviser and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
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Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to the Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of June 30, 2022:
Schwab Balanced Fund	0.5%
Schwab MarketTrack Balanced Portfolio	0.6%
Schwab MarketTrack Conservative Portfolio	0.3%
Schwab MarketTrack Growth Portfolio	0.9%
Schwab Monthly Income Fund - Enhanced Payout	0.0%*
Schwab Monthly Income Fund - Maximum Payout	0.0%*
Schwab Monthly Income Fund - Moderate Payout	0.0%*
Schwab Target 2010 Fund	0.1%
Schwab Target 2015 Fund	0.1%
Schwab Target 2020 Fund	0.5%
Schwab Target 2025 Fund	0.4%
Schwab Target 2030 Fund	0.5%
Schwab Target 2035 Fund	0.2%
Schwab Target 2040 Fund	0.2%
Schwab Target 2045 Fund	0.0%*
Schwab Target 2050 Fund	0.0%*
Schwab Target 2010 Index Fund	0.1%
Schwab Target 2015 Index Fund	0.1%
Schwab Target 2020 Index Fund	0.3%
Schwab Target 2025 Index Fund	0.3%
Schwab Target 2030 Index Fund	0.3%
Schwab Target 2035 Index Fund	0.1%
Schwab Target 2040 Index Fund	0.1%
Schwab Target 2045 Index Fund	0.0%*
Schwab Target 2050 Index Fund	0.0%*
Schwab Target 2055 Index Fund	0.0%*
Schwab VIT Balanced Portfolio	0.1%
Schwab VIT Balanced with Growth Portfolio	0.2%
Schwab VIT Growth Portfolio	0.2%

*	Less than 0.05%
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2022, the fund’s purchases and sales of securities with other funds in the Fund Complex was $0 and $50,973,843 respectively and includes realized gains (losses) of $0.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
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Financial Notes, unaudited (continued)

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of June 30, 2022, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$2,617,796,483	$11,315	($909,743)	($898,428)
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2021, the fund had capital loss carryforwards of $218,189.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2022. The tax-basis components of distributions paid during the year ended December 31, 2021 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$926,619
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2021, the fund did not incur any interest or penalties.
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Financial Notes, unaudited (continued)

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Shareholder Vote Results  (Unaudited)

An adjourned Special Meeting of Shareholders of The Charles Schwab Family of Funds (the “Trust”) was held on June 14, 2022, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Richard A. Wurster, Michael J. Beer, Robert W. Burns, Nancy F. Heller, David L. Mahoney, Jane P. Moncreiff, Kiran M. Patel, Kimberly S. Patmore, and J. Derek Penn. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	43,824,068,459.769	4,913,609,626.434
Richard A. Wurster	44,130,639,925.330	4,607,038,160.873
Michael J. Beer	44,133,522,767.969	4,604,155,318.234
Robert W. Burns	44,113,097,923.941	4,624,580,162.262
Nancy F. Heller	44,253,687,915.276	4,483,990,170.927
David L. Mahoney	43,236,148,053.937	5,501,530,032.266
Jane P. Moncreiff	44,248,881,171.347	4,488,796,914.856
Kiran M. Patel	44,063,143,583.435	4,674,534,502.768
Kimberly S. Patmore	44,124,853,956.622	4,612,824,129.581
J. Derek Penn	44,116,668,865.038	4,621,009,221.165
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Variable Share Price Money Fund (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 16, 2022 and June 8, 2022, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 8, 2022 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business

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continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and market trends, as well as in consideration of the Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Fund from exceeding a specified cap, as well as historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The Trustees also considered fees charged by the investment adviser to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts and any differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has shared any economies of scale with the Fund by investing in the investment adviser’s infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to

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the Fund continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 104 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	104	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	104	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	104	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	104	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired.	104	Director (2008 – present), KLA-Tencor Corporation
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	104	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	104	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Co-Chairman of the Board (July 2022 – present), Director and Chief Executive Officer (Oct. 2008 – present) and President (Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present), Chief Executive Officer (Aug. 2017 – present), and President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	104	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Managing Director (Jan. 2022 – present), Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (Feb. 2018 – Apr. 2022), The Charles Schwab Corporation; Managing Director (May 2022 – present) and Senior Executive Vice President (July 2015 – May 2022), Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – Apr. 2020), Charles Schwab Bank, SSB; Director (Nov. 2017 – Apr. 2020), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present) and Chief Financial Officer (Feb. 2016 – Aug. 2017), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	104	None

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Mar. 2019 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Managing Director (May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Director (July 2020 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR92570-06
00276321

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Charles Schwab Family of Funds

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	August 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	August 16, 2022

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	August 16, 2022